UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2021

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2020)	Ending Account Value (April 30, 2021)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2020 to April 30, 2021)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,350.20	0.87%	$ 5.07
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,351.50	0.67	3.91
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,282.40	0.87	4.92
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,284.10	0.67	3.79
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.67	3.36
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,397.00	0.85	5.05
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	1,518.50	0.85	5.31
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative International Equity Portfolio
Actual	1,000.00	1,279.20	1.00	5.65
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,371.00	0.85	5.00
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,375.10	0.85	5.01
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	1,123.10	2.58	13.58
Hypothetical (5% return less expenses)	1,000.00	1,012.00	2.58	12.87
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2020)	Ending Account Value (April 30, 2021)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2020 to April 30, 2021)
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	$1,000.00	$1,123.80	2.36%	$12.43
Hypothetical (5% return less expenses)	1,000.00	1,013.10	2.36	11.78
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	1,478.30	1.84	11.31
Hypothetical (5% return less expenses)	1,000.00	1,015.70	1.84	9.20
Strategic Equity Portfolio
Actual	1,000.00	1,323.30	0.86	4.95
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	1,536.00	0.95	5.97
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.95	4.76
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	1,537.10	0.75	4.72
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.75	3.76
Equity Income Portfolio
Actual	1,000.00	1,275.90	0.85	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Secured Options Portfolio – Advisor
Actual	1,000.00	1,180.80	0.88	4.76
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.88	4.41
Secured Options Portfolio – Institutional
Actual	1,000.00	1,182.70	0.68	3.68
Hypothetical (5% return less expenses)	1,000.00	1,021.40	0.68	3.41
Global Secured Options Portfolio
Actual	1,000.00	1,144.70	1.00	5.32
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Core Fixed Income Portfolio
Actual	1,000.00	976.20	0.54	2.65
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.54	2.71
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,004.20	0.55	2.73
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
High Yield Municipal Portfolio
Actual	1,000.00	1,054.10	1.00	5.09
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2020)	Ending Account Value (April 30, 2021)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2020 to April 30, 2021)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,009.10	0.25%	$1.25
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.25

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2021 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,395,665,637	$ 2,130,703,738	$ 2,216,727
Repurchase agreements at value[1]	1,905,668	3,653,866	8,897
Receivable from Advisor	—	—	2,449
Receivable for securities sold	1,747,236	—	—
Receivable for fund shares sold	353,320	650,352	—
Dividends receivable	1,314,062	561,179	3,073
Prepaid expenses	39,451	72,427	50
Total assets	1,401,025,374	2,135,641,562	2,231,196
Liabilities:
Line of credit interest payable	—	2,720	—
Payable for fund shares redeemed	582,336	4,772,294	—
Payable for Management fees	633,639	1,007,906	994
Payable for Directors’ fees	41,515	69,241	37
Payable for Shareholder Servicing fees	205,141	283,145	362
Accrued expenses	310,181	541,328	7,675
Total liabilities	1,772,812	6,676,634	9,068
Net Assets	$1,399,252,562	$2,128,964,928	$ 2,222,128
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 45,040	$ 59,659	$ 177
Paid-in capital in excess of par value	774,136,953	938,398,988	1,767,823
Total distributable earnings	625,070,569	1,190,506,281	454,128
Total Net Assets	$1,399,252,562	$2,128,964,928	$ 2,222,128
Shares Outstanding[3]	45,040,274	59,658,908	177,444
Net Asset Value Per Share	$ —	$ —	$ 12.52
Advisor Class — based on net assets of $1,245,398,148 and $1,694,715,761, respectively and shares outstanding of 40,088,651 and 47,491,523, respectively	31.07	35.68	—
Institutional Class — based on net assets of $153,854,414 and $434,249,167, respectively and shares outstanding of 4,951,623 and 12,167,385, respectively	31.07	35.69	—
[1] Investments at cost	$ 895,967,937	$ 1,303,668,944	$ 1,641,645
[2] Market value of securities on loan	$ —	$ —	$ 12,522
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2021 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,480,909	$ 54,711,610	$ 30,249,194
Repurchase agreements at value[1]	16,371	180,799	—
Cash	—	12,034	—
Receivable from Advisor	2,618	—	12,772
Receivable for securities sold	—	—	92,160
Receivable for fund shares sold	—	—	40,114
Dividends receivable	92	128,711	36,625
Securities lending income receivable	2	15,880	—
Foreign tax reclaims receivable	—	708,618	—
Prepaid expenses	28	2,301	650
Total assets	1,500,020	55,759,953	30,431,515
Liabilities:
Due to custodian	—	—	22,904
Obligation to return securities lending collateral	—	5,831,795	—
Line of credit interest payable	—	160	—
Payable for Management fees	668	33,548	13,979
Payable for Directors’ fees	18	3,260	502
Payable for Shareholder Servicing fees	243	10,531	5,083
Accrued expenses	7,966	19,190	9,492
Total liabilities	8,895	5,898,484	51,960
Net Assets	$ 1,491,125	$ 49,861,469	$30,379,555
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 103	$ 3,269	$ 1,559
Paid-in capital in excess of par value	1,012,403	47,157,976	19,014,432
Total distributable earnings	478,619	2,700,224	11,363,564
Total Net Assets	$ 1,491,125	$ 49,861,469	$30,379,555
Shares Outstanding[3]	103,063	3,269,235	1,559,249
Net Asset Value Per Share	$ 14.47	$ 15.25	$ 19.48
[1] Investments at cost	$ 1,077,344	$ 46,297,916	$ 20,518,250
[2] Market value of securities on loan	$ 24,998	$ 9,339,089	$ —
[3] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2021 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 29,693,390	$ 70,489,318	$ 45,249,907
Repurchase agreements at value[1]	23,800	650,174	240,134
Receivable from Advisor	13,180	—	—
Receivable for securities sold	142,306	191,792	—
Receivable for fund shares sold	40,420	13	431
Dividends receivable	46,596	63,701	16,861
Securities lending income receivable	36	366	127
Cash collateral on deposit at broker (Note 1)	—	49,531,095	—
Prepaid expenses	616	3,478	958
Total assets	29,960,344	120,929,937	45,508,418
Liabilities:
Obligation to return securities lending collateral	649,838	—	—
Line of credit interest payable	—	280	—
Payable for fund shares redeemed	—	286,278	64,660
Dividend payable on securities sold short	—	17,103	1,974
Payable for securities sold short, at value[3]	—	48,138,245	10,357,666
Payable for Management fees	13,224	81,731	37,963
Payable for Directors’ fees	462	4,327	1,109
Payable for Shareholder Servicing fees	4,809	12,403	5,777
Accrued expenses	11,384	56,033	23,030
Total liabilities	679,717	48,596,400	10,492,179
Net Assets	$29,280,627	$ 72,333,537	$ 35,016,239
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,582	$ 5,829	$ 1,719
Paid-in capital in excess of par value	18,677,340	58,644,457	13,479,362
Total distributable earnings	10,601,705	13,683,251	21,535,158
Total Net Assets	$29,280,627	$ 72,333,537	$ 35,016,239
Shares Outstanding[4]	1,582,182	5,829,325	1,719,461
Net Asset Value Per Share	$ 18.51	$ —	$ 20.36
Advisor Class — based on net assets of $72,011,518 and shares outstanding of 5,803,432	—	12.41	—
Institutional Class — based on net assets of $322,019 and shares outstanding of 25,893	—	12.44	—
[1] Investments at cost	$ 21,477,939	$ 46,835,396	$ 27,978,798
[2] Market value of securities on loan	$ 633,842	$ 2,958,022	$ 1,229,511
[3] Proceeds from securities sold short	$ —	$ 42,975,013	$ 9,768,572
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2021 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$ 261,424,024	$ 1,423,221,868	$ 21,479,548
Repurchase agreements at value[1]	1,489,819	22,361,515	145,505
Receivable from Advisor	—	—	2,822
Receivable for securities sold	699,774	—	—
Receivable for fund shares sold	25,400	1,805,054	—
Dividends receivable	161,056	58,710	16,895
Securities lending income receivable	—	1,847	—
Prepaid expenses	6,341	39,261	558
Total assets	263,806,414	1,447,488,255	21,645,328
Liabilities:
Payable for securities purchased	—	2,288,115	—
Obligation to return securities lending collateral	—	3,028,712	—
Payable for fund shares redeemed	50,092	789,647	—
Payable for Management fees	117,786	638,922	9,739
Payable for Directors’ fees	5,665	40,594	458
Payable for Shareholder Servicing fees	42,831	146,956	3,541
Accrued expenses	59,999	301,744	10,677
Total liabilities	276,373	7,234,690	24,415
Net Assets	$263,530,041	$1,440,253,565	$21,620,913
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 7,972	$ 38,986	$ 1,438
Paid-in capital in excess of par value	105,635,637	971,756,383	14,808,916
Total distributable earnings	157,886,432	468,458,196	6,810,559
Total Net Assets	$263,530,041	$1,440,253,565	$21,620,913
Shares Outstanding[3]	7,971,986	38,986,055	1,437,800
Net Asset Value Per Share	$ 33.06	$ —	$ 15.04
Advisor Class — based on net assets of $545,074,802 and shares outstanding of 15,291,558	—	35.65	—
Institutional Class — based on net assets of $895,178,763 and shares outstanding of 23,694,497	—	37.78	—
[1] Investments at cost	$ 119,736,079	$ 958,631,724	$ 15,196,636
[2] Market value of securities on loan	$ —	$ 22,097,793	$ —
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2021 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 928,482,994	$ 31,993,665	$ 417,869,119
Repurchase agreements at value[1]	6,440,098	1,106,160	11,556,946
Receivable for fund shares sold	42,717	23,727	308,867
Interest receivable	—	—	2,236,963
Securities lending income receivable	—	—	146
Cash collateral on deposit at broker (Note 1)	23,849,973	539,378	—
Foreign tax reclaims receivable	—	33,504	—
Prepaid expenses	13,256	225	11,938
Total assets	958,829,038	33,696,659	431,983,979
Liabilities:
Obligation to return securities lending collateral	—	—	6,900,750
Payable for fund shares redeemed	65,174	447	74,838
Options written, at value[3]	550,322,300	19,788,780	—
Payable for Management fees	182,862	8,248	121,963
Payable for Directors’ fees	13,370	102	10,848
Payable for Shareholder Servicing fees	15,127	2,195	34,847
Accrued expenses	82,425	13,626	80,105
Total liabilities	550,681,258	19,813,398	7,223,351
Net Assets	$408,147,780	$ 13,883,261	$424,760,628
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 29,392	$ 2,615	$ 38,098
Paid-in capital in excess of par value	365,551,029	19,100,763	412,072,434
Total distributable earnings	42,567,359	(5,220,117)	12,650,096
Total Net Assets	$408,147,780	$ 13,883,261	$424,760,628
Shares Outstanding[4]	29,392,178	2,615,324	38,097,818
Net Asset Value Per Share	$ —	$ 5.31	$ 11.15
Advisor Class — based on net assets of $91,247,039 and shares outstanding of 6,619,332	13.78	—	—
Institutional Class — based on net assets of $316,900,741 and shares outstanding of 22,772,846	13.92	—	—
[1] Investments at cost	$ 851,348,043	$ 30,555,173	$ 416,945,311
[2] Market value of securities on loan	$ —	$ —	$ 6,751,056
[3] Premiums received from options written	$ 485,718,581	$ 17,378,915	$ —
[4] Authorized shares	—	120,000,000	160,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2021 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1]	$ 52,495,992	$ 269,868,185
Repurchase agreements at value[1]	487,018	—
Cash	—	2,261,742
Receivable from Advisor	3,420	—
Receivable for securities sold	—	273,534
Receivable for fund shares sold	100,000	110,000
Interest receivable	537,746	3,189,658
Prepaid expenses	1,482	6,244
Total assets	53,625,658	275,709,363
Liabilities:
Payable for securities purchased	—	19,500
Payable for when-issued securities purchased	1,294,420	—
Payable for fund shares redeemed	6,893	30,000
Payable for Management fees	15,379	156,428
Payable for Directors’ fees	1,203	4,670
Payable for Shareholder Servicing fees	4,394	55,821
Accrued expenses	17,598	57,195
Total liabilities	1,339,887	323,614
Net Assets	$52,285,771	$275,385,749
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 5,152	$ 24,859
Paid-in capital in excess of par value	51,731,270	258,136,823
Total distributable earnings	549,349	17,224,067
Total Net Assets	$52,285,771	$275,385,749
Shares Outstanding[2]	5,151,722	24,858,575
Net Asset Value Per Share	$ 10.15	$ 11.08
[1] Investments at cost	$ 52,281,732	$ 254,070,506
[2] Authorized shares	80,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2021 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends	$ 11,369,553	$ 11,534,435	$ 23,684
Income from security lending	39	16	—
Total investment income	11,369,592	11,534,451	23,684
Expenses:
Management fees	3,668,818	6,262,257	5,427
Administration, transfer agent and custody fees	392,978	664,042	14,859
Professional fees	132,918	234,597	178
Shareholder report expenses	81,279	195,534	692
Shareholder servicing fees	—	—	1,973
Shareholder servicing fees (Advisor Class)	1,178,495	1,703,955	—
Directors’ fees and expenses	78,880	140,839	107
Interest expense	3,142	18,569	—
Registration and filing fees	24,680	42,473	1,871
Other expenses	78,880	135,844	974
Total expenses	5,640,070	9,398,110	26,081
Less expenses waived/reimbursed	—	—	(17,695)
Net expenses	5,640,070	9,398,110	8,386
Net investment income	5,729,522	2,136,341	15,298
Realized and unrealized gain:
Net realized gain on:
Investment transactions	121,970,191	360,657,760	70,128
Net change in unrealized gain of:
Investments	271,737,850	206,703,154	548,315
Net realized and unrealized gain	393,708,041	567,360,914	618,443
Net increase in net assets resulting from operations	$399,437,563	$569,497,255	$633,741
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 8,164	$ 820,510	$ 224,084
Income from security lending	16	82,966	—
Total investment income	8,180	903,476	224,084
Expenses:
Management fees	3,581	205,184	75,635
Administration, transfer agent and custody fees	15,560	18,102	30,457
Professional fees	107	6,435	2,382
Shareholder report expenses	674	2,564	1,317
Shareholder servicing fees	1,302	68,395	27,504
Directors’ fees and expenses	64	4,024	1,384
Interest expense	—	482	—
Registration and filing fees	1,871	15,095	18,937
Other expenses	955	5,150	2,044
Total expenses	24,114	325,431	159,660
Less expenses waived/reimbursed	(18,580)	(51,371)	(42,769)
Net expenses	5,534	274,060	116,891
Net investment income	2,646	629,416	107,193
Realized and unrealized gain:
Net realized gain on:
Investment transactions	134,282	6,038,316	2,477,382
Foreign currency transactions	—	7,657	—
Net realized gain	134,282	6,045,973	2,477,382
Net change in unrealized gain of:
Investments	371,901	7,131,732	5,740,059
Foreign currency translation	—	541	—
Net change in unrealized gain	371,901	7,132,273	5,740,059
Net realized and unrealized gain	506,183	13,178,246	8,217,441
Net increase in net assets resulting from operations	$508,829	$13,807,662	$8,324,634

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $24 and $88,660, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$ 246,175	$ 769,235	$ 322,762
Income from security lending	40	1,861	638
Total investment income	246,215	771,096	323,400
Expenses:
Management fees	71,971	512,648	200,428
Administration, transfer agent and custody fees	23,598	42,729	27,331
Professional fees	2,294	10,137	3,222
Shareholder report expenses	1,366	6,578	3,167
Shareholder servicing fees	26,171	—	33,405
Shareholder servicing fees (Advisor Class)	—	85,138	—
Dividends on securities sold short	—	415,813	58,670
Directors’ fees and expenses	1,330	6,097	1,939
Interest expense	—	1,005	81
Short position flex fees	—	152,146	40,127
Registration and filing fees	18,935	21,441	11,955
Other expenses	2,047	9,063	3,161
Total expenses	147,712	1,262,795	383,486
Less expenses waived/reimbursed	(36,483)	(160,125)	(75,829)
Net expenses	111,229	1,102,670	307,657
Net investment income (loss)	134,986	(331,574)	15,743
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,617,925	21,488,674	5,848,058
Securities sold short	—	(11,254,491)	(1,194,953)
Net realized gain	2,617,925	10,234,183	4,653,105
Net change in unrealized gain (loss) of:
Investments	5,324,336	9,309,148	9,865,345
Securities sold short	—	(8,902,390)	(1,789,275)
Net change in unrealized gain	5,324,336	406,758	8,076,070
Net realized and unrealized gain	7,942,261	10,640,941	12,729,175
Net increase in net assets resulting from operations	$8,077,247	$ 10,309,367	$12,744,918
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends	$ 1,665,148	$ 7,105,300	$ 248,776
Income from security lending	—	12,582	7
Total investment income	1,665,148	7,117,882	248,783
Expenses:
Management fees	681,199	3,838,890	55,758
Administration, transfer agent and custody fees	72,295	459,930	39,053
Professional fees	23,133	138,717	1,954
Shareholder report expenses	6,689	220,414	1,253
Shareholder servicing fees	247,709	—	20,276
Shareholder servicing fees (Advisor Class)	—	631,123	—
Shareholder servicing fees (Institutional Class)	—	222,765	—
Directors’ fees and expenses	13,801	82,047	1,165
Interest expense	—	1,933	—
Registration and filing fees	10,621	31,732	2,680
Other expenses	11,186	81,047	2,040
Total expenses	1,066,633	5,708,598	124,179
Less expenses waived/reimbursed	—	—	(38,009)
Net expenses	1,066,633	5,708,598	86,170
Net investment income	598,515	1,409,284	162,613
Realized and unrealized gain:
Net realized gain on:
Investment transactions	15,058,769	228,193,432	634,404
Net change in unrealized gain of:
Investments	52,732,959	374,062,822	4,098,198
Net realized and unrealized gain	67,791,728	602,256,254	4,732,602
Net increase in net assets resulting from operations	$68,390,243	$603,665,538	$4,895,215
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Investment income:
Dividends	$ 142,519	$ 1,816	$ —
Interest	59,338	1,577	3,868,322
Income from security lending	—	—	459
Total investment income	201,857	3,393	3,868,781
Expenses:
Management fees	1,142,998	30,714	750,408
Administration, transfer agent and custody fees	116,021	24,764	96,190
Professional fees	45,338	903	42,356
Shareholder report expenses	23,681	162	11,460
Shareholder servicing fees	—	11,169	214,402
Shareholder servicing fees (Advisor Class)	94,263	—	—
Directors’ fees and expenses	26,772	528	25,211
Registration and filing fees	33,566	20,250	5,164
Other expenses	26,269	1,553	19,683
Total expenses	1,508,908	90,043	1,164,874
Less expenses waived/reimbursed	—	(34,199)	—
Net expenses	1,508,908	55,844	1,164,874
Net investment income (loss)	(1,307,051)	(52,451)	2,703,907
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	—	17,226	663,070
Written options	(132,952,751)	(1,706,885)	—
Purchased options	182,888,839	2,831,902	—
Net realized gain	49,936,088	1,142,243	663,070
Net change in unrealized gain (loss) of:
Investments	4,517,884	32,429	(13,912,960)
Written options	(70,384,437)	(2,393,407)	—
Purchased options	89,519,341	2,724,768	—
Net change in unrealized gain (loss)	23,652,788	363,790	(13,912,960)
Net realized and unrealized gain (loss)	73,588,876	1,506,033	(13,249,890)
Net increase (decrease) in net assets resulting from operations	$ 72,281,825	$ 1,453,582	$(10,545,983)
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Investment income:
Dividends	$ 23,991	$ —
Interest	362,393	4,491,088
Income from security lending	34	—
Total investment income	386,418	4,491,088
Expenses:
Management fees	91,819	824,627
Administration, transfer agent and custody fees	38,122	83,552
Professional fees	5,051	22,688
Shareholder report expenses	1,594	6,661
Shareholder servicing fees	26,234	317,164
Directors’ fees and expenses	2,977	13,332
Interest expense	81	—
Registration and filing fees	3,098	3,592
Other expenses	3,289	11,974
Total expenses	172,265	1,283,590
Less expenses waived/reimbursed	(27,897)	(14,933)
Net expenses	144,368	1,268,657
Net investment income	242,050	3,222,431
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(37,651)	1,056,298
Net change in unrealized gain of:
Investments	18,946	8,679,934
Net realized and unrealized gain (loss)	(18,705)	9,736,232
Net increase in net assets resulting from operations	$223,345	$12,958,663
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2021 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,729,522	$ 2,136,341	$ 15,298
Net realized gain on:
Investment transactions	121,970,191	360,657,760	70,128
Net change in unrealized gain of:
Investments	271,737,850	206,703,154	548,315
Net increase in net assets resulting from operations	399,437,563	569,497,255	633,741
Distributions from earnings	—	—	(15,260)
Distributions from earnings: Advisor Class	(93,415,912)	(234,246,836)	—
Distributions from earnings: Institutional Class	(12,555,000)	(79,251,286)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(133,396,347)	(330,251,894)	16,147
Net increase (decrease) in net assets	160,070,304	(74,252,761)	634,628
NET ASSETS:
Beginning of period	1,239,182,258	2,203,217,689	1,587,500
End of period	$1,399,252,562	$2,128,964,928	$2,222,128

For the Year Ended October 31, 2020
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 20,133,174	$ 14,103,182	$ 40,774
Net realized gain (loss) on:
Investment transactions	128,888,690	438,705,478	(130,329)
Net change in unrealized loss of:
Investments	(284,112,813)	(215,973,181)	(117,380)
Net increase (decrease) in net assets resulting from operations	(135,090,949)	236,835,479	(206,935)
Distributions from earnings	—	—	(40,984)
Distributions from earnings: Advisor Class	(84,490,082)	(286,480,973)	—
Distributions from earnings: Institutional Class	(32,621,110)	(164,957,341)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(857,128,116)	(1,070,901,369)	(204,252)
Net increase (decrease) in net assets	(1,109,330,257)	(1,285,504,204)	(452,171)
NET ASSETS:
Beginning of year	2,348,512,515	3,488,721,893	2,039,671
End of year	$ 1,239,182,258	$ 2,203,217,689	$1,587,500
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,646	$ 629,416	$ 107,193
Net realized gain on:
Investment transactions	134,282	6,038,316	2,477,382
Foreign currency transactions	—	7,657	—
Net change in unrealized gain of:
Investments	371,901	7,131,732	5,740,059
Foreign currency translations	—	541	—
Net increase in net assets resulting from operations	508,829	13,807,662	8,324,634
Distributions from earnings	(2,788)	(549,031)	(100,443)
Net increase (decrease) in net assets from capital share transactions (See note 5)	2,760	(16,699,278)	(186,185)
Net increase (decrease) in net assets	508,801	(3,440,647)	8,038,006
NET ASSETS:
Beginning of period	982,324	53,302,116	22,341,549
End of period	$1,491,125	$ 49,861,469	$30,379,555

For the Year Ended October 31, 2020
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 6,417	$ 2,450,540	$ 235,779
Net realized gain (loss) on:
Investment transactions	(33,182)	(6,604,538)	(764,383)
Foreign currency transactions	—	2,026	—
Net change in unrealized gain (loss) of:
Investments	(51,687)	(17,865,705)	776,392
Foreign currency translations	—	(160)	—
Net increase (decrease) in net assets resulting from operations	(78,452)	(22,017,837)	247,788
Distributions from earnings	(7,684)	(2,704,110)	(330,040)
Return of capital distribution	—	(220,626)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	7,605	(127,384,779)	(807,417)
Net increase (decrease) in net assets	(78,531)	(152,327,352)	(889,669)
NET ASSETS:
Beginning of year	1,060,855	205,629,468	23,231,218
End of year	$ 982,324	$ 53,302,116	$22,341,549
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 134,986	$ (331,574)	$ 15,743
Net realized gain (loss) on:
Investment transactions	2,617,925	21,488,674	5,848,058
Securities sold short	—	(11,254,491)	(1,194,953)
Net change in unrealized gain (loss) of:
Investments	5,324,336	9,309,148	9,865,345
Securities sold short	—	(8,902,390)	(1,789,275)
Net increase in net assets resulting from operations	8,077,247	10,309,367	12,744,918
Distributions from earnings	(119,536)	—	(3,449,063)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(355,444)	(34,988,906)	(2,726,242)
Net increase (decrease) in net assets	7,602,267	(24,679,539)	6,569,613
NET ASSETS:
Beginning of period	21,678,360	97,013,076	28,446,626
End of period	$29,280,627	$ 72,333,537	$35,016,239

For the Year Ended October 31, 2020
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 254,469	$ (995,894)	$ 196,877
Net realized gain (loss) on:
Investment transactions	(262,148)	8,573,186	5,250,232
Securities sold short	—	(10,839,706)	(221,202)
Net change in unrealized gain (loss) of:
Investments	(262,719)	(27,167,241)	(12,627,092)
Securities sold short	—	11,205,471	346,934
Net increase (decrease) in net assets resulting from operations	(270,398)	(19,224,184)	(7,054,251)
Distributions from earnings	(239,220)	—	(3,629,802)
Return of capital distribution: Advisor Class	—	(182,275)	—
Return of capital distribution: Institutional Class	—	(20)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,141,189	(130,805,198)	(28,792,688)
Net increase (decrease) in net assets	631,571	(150,211,677)	(39,476,741)
NET ASSETS:
Beginning of year	21,046,789	247,224,753	67,923,367
End of year	$21,678,360	$ 97,013,076	$ 28,446,626
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 598,515	$ 1,409,284	$ 162,613
Net realized gain on:
Investment transactions	15,058,769	228,193,432	634,404
Net change in unrealized gain of:
Investments	52,732,959	374,062,822	4,098,198
Net increase in net assets resulting from operations	68,390,243	603,665,538	4,895,215
Distributions from earnings	(13,527,251)	—	(162,402)
Distributions from earnings: Advisor Class	—	(433,097)	—
Distributions from earnings: Institutional Class	—	(1,271,658)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(10,779,515)	(401,031,897)	(1,671,720)
Net increase in net assets	44,083,477	200,928,886	3,061,093
NET ASSETS:
Beginning of period	219,446,564	1,239,324,679	18,559,820
End of period	$263,530,041	$1,440,253,565	$21,620,913

For the Year Ended October 31, 2020
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 1,974,998	$ 3,649,510	$ 474,154
Net realized gain (loss) on:
Investment transactions	14,495,061	(112,418,584)	205,837
Net change in unrealized gain (loss) of:
Investments	(21,934,091)	34,905,724	(1,105,315)
Net increase (decrease) in net assets resulting from operations	(5,464,032)	(73,863,350)	(425,324)
Distributions from earnings	(7,249,473)	—	(478,143)
Distributions from earnings: Advisor Class	—	(1,061,071)	—
Distributions from earnings: Institutional Class	—	(3,950,793)	—
Return of capital distribution: Advisor Class	—	(54,112)	—
Return of capital distribution: Institutional Class	—	(201,481)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(36,873,429)	(723,050,337)	(4,437,015)
Net increase (decrease) in net assets	(49,586,934)	(802,181,144)	(5,340,482)
NET ASSETS:
Beginning of year	269,033,498	2,041,505,823	23,900,302
End of year	$219,446,564	$1,239,324,679	$18,559,820
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (1,307,051)	$ (52,451)	$ 2,703,907
Net realized gain (loss) on:
Investment transactions	—	17,226	663,070
Options written	(132,952,751)	(1,706,885)	—
Purchased options	182,888,839	2,831,902	—
Net change in unrealized gain (loss) of:
Investments	4,517,884	32,429	(13,912,960)
Options written	(70,384,437)	(2,393,407)	—
Purchased options	89,519,341	2,724,768	—
Net increase (decrease) in net assets resulting from operations	72,281,825	1,453,582	(10,545,983)
Distributions from earnings	—	(425,289)	(10,825,146)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(114,508,954)	3,207,296	9,157,235
Net increase (decrease) in net assets	(42,227,129)	4,235,589	(12,213,894)
NET ASSETS:
Beginning of period	450,374,909	9,647,672	436,974,522
End of period	$ 408,147,780	$13,883,261	$424,760,628

For the Year Ended October 31, 2020
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (2,650,478)	$ (51,009)	$ 8,424,927
Net realized gain (loss) on:
Investment transactions	3,281	(248,440)	12,432,548
Options written	(33,912,772)	2,359,005	—
Purchased options	19,802,905	(1,340,973)	—
Net change in unrealized gain (loss) of:
Investments	1,134,553	28,350	6,354,560
Options Written	17,907,154	(29,511)	—
Purchased options	(40,988,616)	(241,104)	—
Net increase (decrease) in net assets resulting from operations	(38,703,973)	476,318	27,212,035
Distributions from earnings	—	(1,977)	(10,373,594)
Distributions from earnings: Advisor Class	(18,937,857)	—	—
Distributions from earnings: Institutional Class	(29,130,823)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(141,159,161)	7,953,777	(85,466,807)
Net increase (decrease) in net assets	(227,931,814)	8,428,118	(68,628,366)
NET ASSETS:
Beginning of year	678,306,723	1,219,554	505,602,888
End of year	$ 450,374,909	$ 9,647,672	$436,974,522
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2021 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 242,050	$ 3,222,431
Net realized gain (loss) on:
Investment transactions	(37,651)	1,056,298
Net change in unrealized gain of:
Investments	18,946	8,679,934
Net increase in net assets resulting from operations	223,345	12,958,663
Distributions from earnings	(275,140)	(3,309,083)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,187,082)	32,953,614
Net increase (decrease) in net assets	(1,238,877)	42,603,194
NET ASSETS:
Beginning of period	53,524,648	232,782,555
End of period	$52,285,771	$275,385,749

For the Year Ended October 31, 2020
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 589,313	$ 6,221,073
Net realized gain (loss) on:
Investment transactions	(27,703)	112,362
Net change in unrealized gain (loss) of:
Investments	377,357	(3,856,588)
Net increase in net assets resulting from operations	938,967	2,476,847
Distributions from earnings	(571,442)	(6,194,949)
Net increase in net assets from capital share transactions (See note 5)	2,218,210	21,081,964
Net increase in net assets	2,585,735	17,363,862
NET ASSETS:
Beginning of year	50,938,913	215,418,693
End of year	$53,524,648	$232,782,555
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2021 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 10,309,367
Investments purchased	(17,301,730)
Investments sold	69,929,658
Purchases to cover securities sold short	(71,414,861)
Securities sold short	32,739,742
(Purchase)/Sale of short term investments, net	4,058,240
Decrease in Cash collateral on deposit at broker	18,979,308
Increase in Securities lending income receivable	(111)
Decrease in Dividends receivable	55,014
Increase in Prepaid expenses	(2,529)
Decrease in Obligation to return securities lending collateral	(1,673,545)
Increase in Line of credit interest payable	280
Decrease in Dividends payable for securities sold short	(32,190)
Decrease in Payable for Management fees	(14,701)
Increase in Payable for Directors’ fees	156
Decrease in Payable for Shareholder Servicing fees	(5,086)
Decrease in Accrued expenses	(24,752)
Net realized gain from investments	(21,488,674)
Net realized loss from securities sold short	11,254,491
Net change in unrealized gain on investments	(9,309,148)
Net change in unrealized loss on securities sold short	8,902,390
Net cash provided by (used in) operating activities	34,961,319
Cash flows from financing activities
Proceeds from shares sold	1,801,735
Payments on shares redeemed	(36,763,054)
Net cash provided by (used in) financing activities	(34,961,319)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —

Supplemental disclosure of cash flow information
Cash paid for interest was $152,146.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2021.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2021 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 12,744,918
Investments purchased	(8,804,574)
Investments sold	16,833,986
Purchases to cover securities sold short	(11,755,274)
Securities sold short	10,068,098
(Purchase)/Sale of short term investments, net	93,694
Increase in Securities lending income receivable	(41)
Decrease in Dividends receivable	4,117
Increase in Prepaid expenses	(712)
Decrease in Obligation to return securities lending collateral	(309,468)
Decrease in Dividends payable for securities sold short	(4,345)
Increase in Payable for Management fees	7,957
Increase in Payable for Directors’ fees	20
Increase in Payable for Shareholder Servicing fees	500
Decrease in Accrued expenses	(5,012)
Net realized gain from investments	(5,848,058)
Net realized loss from securities sold short	1,194,953
Net change in unrealized gain on investments	(9,865,345)
Net change in unrealized loss on securities sold short	1,789,275
Net cash provided by (used in) operating activities	6,144,689
Cash flows from financing activities
Proceeds from shares sold	1,347,088
Payments on shares redeemed	(7,331,872)
Cash distributions paid	(158,283)
Net cash provided by (used in) financing activities	(6,143,067)
Net increase (decrease) in cash	1,622
Cash at beginning of period	(1,622)
Cash at end of period	$ —

Supplemental disclosure of cash flow information
Cash paid for interest was $40,127.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,290,780.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2021.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018 [2]	2017	2016 [2]
Net asset value, beginning of period	$ 24.99	$ 26.89	$ 27.88	$ 28.08	$ 22.36	$ 22.34
Income from investment operations:
Net investment income	0.12	0.29	0.35	0.29	0.23	0.25
Net realized and unrealized gain (loss) on investments	8.25	(0.73)	1.18	0.95	5.72	0.25
Total from investment operations	8.37	(0.44)	1.53	1.24	5.95	0.50
Distributions to shareholders from:
Net investment income	(0.13)	(0.29)	(0.35)	(0.28)	(0.23)	(0.25)
Net realized capital gains	(2.16)	(1.17)	(2.17)	(1.16)	—	(0.23)
Total distributions	(2.29)	(1.46)	(2.52)	(1.44)	(0.23)	(0.48)
Net asset value, end of period	$ 31.07	$ 24.99	$ 26.89	$ 27.88	$ 28.08	$ 22.36
Total return	35.02% [3]	(1.90)%	6.42%	4.42%	26.74%	2.34%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,245,398	$1,066,153	$1,674,687	$2,075,264	$2,124,803	$1,691,802
Ratio of operating expenses to average net assets	0.87% [4,5]	0.87%	0.86%	0.85%	0.86%	0.88%
Ratio of net investment income to average net assets	0.83% [4]	1.15%	1.32%	1.02%	0.94%	1.14%
Portfolio turnover rate[6]	27%	66%	80%	71%	62%	111%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2021.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period December 30, 2015[1] through October 31, 2016[3]
		2020 [3]	2019 [3]	2018	2017
Net asset value, beginning of period	$ 24.99	$ 26.91	$ 27.89	$ 28.09	$ 22.37	$ 21.85
Income from investment operations:
Net investment income	0.15	0.34	0.40	0.34	0.27	0.29
Net realized and unrealized gain (loss) on investments	8.25	(0.75)	1.20	0.95	5.73	0.45
Total from investment operations	8.40	(0.41)	1.60	1.29	6.00	0.74
Distributions to shareholders from:
Net investment income	(0.16)	(0.34)	(0.41)	(0.33)	(0.28)	(0.22)
Net realized capital gains	(2.16)	(1.17)	(2.17)	(1.16)	—	—
Total distributions	(2.32)	(1.51)	(2.58)	(1.49)	(0.28)	(0.22)
Net asset value, end of period	$ 31.07	$ 24.99	$ 26.91	$ 27.89	$ 28.09	$ 22.37
Total return	35.15% [4]	(1.75)%	6.68%	4.61%	26.96%	3.41% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$153,854	$173,029	$673,825	$767,117	$549,352	$274,982
Ratio of operating expenses to average net assets	0.67% [5,6]	0.67%	0.66%	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	1.04% [5]	1.32%	1.52%	1.22%	1.12%	1.31% [5]
Portfolio turnover rate[7]	27%	66%	80%	71%	62%	111%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.67% for the period ended April 30, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [1]	2019 [1]	2018	2017	2016 [1]
Net asset value, beginning of period	$ 32.02	$ 33.08	$ 32.52	$ 31.54	$ 24.76	$ 24.70
Income from investment operations:
Net investment income	0.02	0.12	0.16	0.16	0.16	0.16
Net realized and unrealized gain on investments	8.38	3.19	4.86	1.58	6.77	0.05 [3]
Total from investment operations	8.40	3.31	5.02	1.74	6.93	0.21
Distributions to shareholders from:
Net investment income	(0.03)	(0.14)	(0.15)	(0.17)	(0.15)	(0.15)
Net realized capital gains	(4.71)	(4.23)	(4.31)	(0.59)	—	—
Total distributions	(4.74)	(4.37)	(4.46)	(0.76)	(0.15)	(0.15)
Net asset value, end of period	$ 35.68	$ 32.02	$ 33.08	$ 32.52	$ 31.54	$ 24.76
Total return	28.24% [4]	10.68%	18.50%	5.53%	28.05%	0.87%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,694,716	$1,659,543	$2,237,727	$2,660,858	$3,076,616	$2,988,342
Ratio of operating expenses to average net assets	0.87% [5,6]	0.88%	0.86%	0.85%	0.86%	0.88%
Ratio of net investment income to average net assets	0.14% [5]	0.40%	0.53%	0.44%	0.56%	0.66%
Portfolio turnover rate[7]	23%	69%	80%	63%	69%	88%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.87% for the period ended April 30, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period November 5, 2015[1] through October 31, 2016[3]
		2020 [3]	2019 [3]	2018	2017
Net asset value, beginning of period	$ 32.02	$ 33.09	$ 32.53	$ 31.55	$ 24.77	$ 24.83
Income from investment operations:
Net investment income	0.06	0.19	0.21	0.21	0.18	0.22
Net realized and unrealized gain (loss) on investments	8.38	3.18	4.88	1.59	6.80	(0.08)
Total from investment operations	8.44	3.37	5.09	1.80	6.98	0.14
Distributions to shareholders from:
Net investment income	(0.06)	(0.21)	(0.22)	(0.23)	(0.20)	(0.20)
Net realized capital gains	(4.71)	(4.23)	(4.31)	(0.59)	—	—
Total distributions	(4.77)	(4.44)	(4.53)	(0.82)	(0.20)	(0.20)
Net asset value, end of period	$ 35.69	$ 32.02	$ 33.09	$ 32.53	$ 31.55	$ 24.77
Total return	28.41% [4]	10.89%	18.74%	5.74%	28.28%	0.60% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$434,249	$543,675	$1,250,995	$746,030	$860,416	$35,114
Ratio of operating expenses to average net assets	0.67% [5,6]	0.68%	0.66%	0.65%	0.66%	0.68% [5]
Ratio of net investment income to average net assets	0.34% [5]	0.62%	0.69%	0.64%	0.66%	0.90% [5]
Portfolio turnover rate[7]	23%	69%	80%	63%	69%	88%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.67% for the period ended April 30, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,		For the Period November 13, 2017[1] through October 31, 2018
		2020 [3]	2019 [3]
Net asset value, beginning of period	$ 9.03	$ 10.29	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.09	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments	3.49	(1.26)	0.49	(0.20)
Total from investment operations	3.58	(1.06)	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.09)	(0.20)	(0.23)	(0.12)
Total distributions	(0.09)	(0.20)	(0.23)	(0.12)
Net asset value, end of period	$12.52	$ 9.03	$10.29	$ 9.82
Total return[4]	39.70% [5]	(10.19)%	7.33%	(0.69)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,222	$ 1,588	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	2.64% [6]	2.66%	3.20%	6.52% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.89%	1.00% [6]
Ratio of net investment income to average net assets	1.55% [6]	2.15%	2.08%	1.36% [6]
Portfolio turnover rate	39%	95%	77%	61% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,		For the Period November 13, 2017[1] through October 31, 2018
		2020 [3]	2019 [3]
Net asset value, beginning of period	$ 9.55	$10.39	$10.25	$10.00
Income from investment operations:
Net investment income	0.03	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	4.92	(0.82)	0.17	0.24
Total from investment operations	4.95	(0.76)	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.08)	(0.04)
Total distributions	(0.03)	(0.08)	(0.08)	(0.04)
Net asset value, end of period	$14.47	$ 9.55	$10.39	$10.25
Total return[4]	51.85% [5]	(7.37)%	2.19%	2.85% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,491	$ 982	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	3.70% [6]	4.63%	4.12%	6.48% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.90%	1.00% [6]
Ratio of net investment income to average net assets	0.41% [6]	0.65%	0.53%	0.44% [6]
Portfolio turnover rate	46%	101%	133%	80% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017 [2]	2016 [2]
Net asset value, beginning of period	$ 12.05	$ 13.97	$ 13.26	$ 15.16	$ 12.76	$ 13.45
Income from investment operations:
Net investment income	0.17	0.26	0.39	0.29	0.25	0.24
Net realized and unrealized gain (loss) on investments	3.19	(1.79)	0.73	(1.90)	2.41	(0.71)
Total from investment operations	3.36	(1.53)	1.12	(1.61)	2.66	(0.47)
Distributions to shareholders from:
Net investment income	(0.16)	(0.37)	(0.41)	(0.29)	(0.26)	(0.22)
Net return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.16)	(0.39)	(0.41)	(0.29)	(0.26)	(0.22)
Net asset value, end of period	$ 15.25	$ 12.05	$ 13.97	$ 13.26	$ 15.16	$ 12.76
Total return[3]	27.92% [4]	(11.10)%	8.60%	(10.80)%	20.96%	(3.44)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$49,861	$53,302	$205,629	$387,188	$461,686	$441,284
Ratio of operating expenses before waiver/reimbursement to average net assets	1.19% [5]	1.15%	1.10%	1.07%	1.06%	1.12%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [5,6]	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of net investment income to average net assets	2.30% [5]	1.99%	2.90%	1.90%	1.82%	1.88%
Portfolio turnover rate	41%	76%	93%	78%	75%	121%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2021.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period December 22, 2015[1] through October 31, 2016[3]
		2020 [3]	2019 [3]	2018	2017
Net asset value, beginning of period	$ 14.26	$ 14.34	$ 14.12	$ 13.61	$ 10.84	$10.00
Income from investment operations:
Net investment income	0.07	0.15	0.16	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	5.21	(0.02)	0.74	0.57	2.77	0.82
Total from investment operations	5.28	0.13	0.90	0.68	2.86	0.89
Distributions to shareholders from:
Net investment income	(0.06)	(0.15)	(0.17)	(0.11)	(0.09)	(0.05)
Net realized capital gains	—	(0.06)	(0.51)	(0.06)	—	—
Total distributions	(0.06)	(0.21)	(0.68)	(0.17)	(0.09)	(0.05)
Net asset value, end of period	$ 19.48	$ 14.26	$ 14.34	$ 14.12	$ 13.61	$10.84
Total return[4]	37.10% [5]	0.87%	6.78%	5.01%	26.42%	8.87% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$30,380	$22,342	$23,231	$21,746	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.16% [6]	1.05%	1.07%	1.09%	1.23%	2.21% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.90%	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	0.78% [6]	1.02%	1.17%	0.87%	0.75%	0.76% [6]
Portfolio turnover rate	39%	88%	102%	61%	54%	65% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period December 22, 2015[1] through October 31, 2016[2]
		2020 [2]	2019 [2]	2018 [2]	2017
Net asset value, beginning of period	$ 13.52	$ 13.98	$ 13.34	$ 13.10	$ 10.65	$10.00
Income from investment operations:
Net investment income	0.08	0.16	0.15	0.12	0.11	0.14
Net realized and unrealized gain (loss) on investments	4.99	(0.47)	1.08	0.32	2.45	0.63
Total from investment operations	5.07	(0.31)	1.23	0.44	2.56	0.77
Distributions to shareholders from:
Net investment income	(0.08)	(0.15)	(0.15)	(0.11)	(0.11)	(0.12)
Net realized capital gains	—	—	(0.44)	(0.09)	—	—
Total distributions	(0.08)	(0.15)	(0.59)	(0.20)	(0.11)	(0.12)
Net asset value, end of period	$ 18.51	$ 13.52	$ 13.98	$ 13.34	$ 13.10	$10.65
Total return[4]	37.51% [5]	(2.15)%	9.75%	3.36%	24.11%	7.73% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$29,281	$21,678	$21,047	$18,974	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.13% [6]	1.08%	1.11%	1.11%	1.28%	2.22% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.90%	1.00%	1.00%	1.00% [6]
Ratio of net investment income to average net assets	1.03% [6]	1.19%	1.14%	0.88%	0.88%	1.31% [6]
Portfolio turnover rate	41%	105%	89%	81%	70%	81% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [1]	2019 [1]	2018 [1]	2017 [1]	2016 [1]
Net asset value, beginning of period	$ 11.05	$ 11.90	$ 12.55	$ 12.86	$ 11.39	$ 11.32
Income from investment operations:
Net investment income (loss)	(0.05)	(0.07)	0.11	0.03	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.41	(0.77)	(0.65)	(0.34)	1.52	0.10
Total from investment operations	1.36	(0.84)	(0.54)	(0.31)	1.47	0.07
Distributions to shareholders from:
Net investment income	—	—	(0.11)	—	—	—
Net return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.01)	(0.11)	—	—	—
Net asset value, end of period	$ 12.41	$ 11.05	$ 11.90	$ 12.55	$ 12.86	$ 11.39
Total return[3]	12.31% [4]	(7.07)%	(4.33)%	(2.41)%	12.91%	0.62%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$72,012	$96,702	$247,209	$333,806	$300,784	$239,413
Ratio of operating expenses before waiver/reimbursement to average net assets	2.96% [5]	2.99%	2.78%	2.61%	2.77%	2.73%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.58% [5]	2.63%	2.43%	2.26%	2.42%	2.38%
Ratio of net investment income (loss) to average net assets	(0.78)% [5]	(0.59)%	0.91%	0.24%	(0.43)%	(0.41)%
Portfolio turnover rate[7,8]	63%	133%	108%	84%	65%	98%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2021 and 1.25%, 1.21%, 1.15%, 1.15% and 1.17% for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31, 2020[2]	For the Period September 13, 2019[1] through October 31, 2019[2]
Net asset value, beginning of period	$11.07	$11.89	$12.00
Income from investment operations:
Net investment income (loss)	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.40	(0.71)	(0.08)
Total from investment operations	1.37	(0.81)	(0.07)
Distributions to shareholders from:
Net investment income	—	—	(0.04)
Net return of capital	—	(0.01)	—
Total distributions	—	(0.01)	(0.04)
Net asset value, end of period	$12.44	$11.07	$11.89
Total return[4]	12.38% [5]	(6.78)%	(0.62)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 322	$ 311	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets	2.73% [6]	2.59%	2.36% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.36% [6]	2.23%	2.01% [6]
Ratio of net investment income (loss) to average net assets	(0.56)% [6]	(0.89)%	0.36% [6]
Portfolio turnover rate[8,9]	63%	133%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the period ended April 30, 2021, 1.05% for the year ended October 31, 2020 and 1.01% for the period ended October 31, 2019.
[8]	Portfolio turnover is calculated at the fund level.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017	2016
Net asset value, beginning of period	$ 15.34	$ 17.88	$ 18.85	$ 18.88	$ 14.65	$ 14.68
Income from investment operations:
Net investment income	0.01	0.07	0.11	0.07	0.04	0.09
Net realized and unrealized gain (loss) on investments	6.92	(1.52)	0.49	0.51	4.23	(0.04)
Total from investment operations	6.93	(1.45)	0.60	0.58	4.27	0.05
Distributions to shareholders from:
Net investment income	(0.02)	(0.11)	(0.11)	(0.06)	(0.04)	(0.08)
Net realized capital gains	(1.89)	(0.98)	(1.46)	(0.55)	—	—
Total distributions	(1.91)	(1.09)	(1.57)	(0.61)	(0.04)	(0.08)
Net asset value, end of period	$ 20.36	$ 15.34	$ 17.88	$ 18.85	$ 18.88	$ 14.65
Total return[3]	47.83% [4]	(8.82)%	4.11%	3.01%	29.18%	0.37%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$35,016	$28,447	$67,923	$90,610	$74,267	$61,083
Ratio of operating expenses before waiver/reimbursement to average net assets	2.30% [5]	2.56%	2.48%	2.31%	2.40%	2.59%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	1.84% [5]	2.06%	2.07%	1.96%	2.05%	2.16%
Ratio of net investment income to average net assets	0.09% [5]	0.45%	0.60%	0.37%	0.24%	0.56%
Portfolio turnover rate[7]	40%	98%	92%	82%	70%	88%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2021 and 1.25%, 1.25%, 1.25%, 1.23% and 1.25% for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017	2016
Net asset value, beginning of period	$ 26.43	$ 27.22	$ 24.30	$ 24.90	$ 20.94	$ 21.80
Income from investment operations:
Net investment income	0.07	0.21	0.23	0.20	0.19	0.21
Net realized and unrealized gain (loss) on investments	8.23	(0.25)	3.22	1.07	5.35	0.81
Total from investment operations	8.30	(0.04)	3.45	1.27	5.54	1.02
Distributions to shareholders from:
Net investment income	(0.08)	(0.22)	(0.23)	(0.20)	(0.19)	(0.20)
Net realized capital gains	(1.59)	(0.53)	(0.30)	(1.67)	(1.39)	(1.68)
Total distributions	(1.67)	(0.75)	(0.53)	(1.87)	(1.58)	(1.88)
Net asset value, end of period	$ 33.06	$ 26.43	$ 27.22	$ 24.30	$ 24.90	$ 20.94
Total return	32.33% [3]	(0.18)%	14.51%	5.14%	27.83%	5.22%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$263,530	$219,447	$269,033	$226,032	$209,339	$176,864
Ratio of operating expenses to average net assets	0.86% [4]	0.86%	0.84%	0.83%	0.82%	0.84%
Ratio of net investment income to average net assets	0.48% [4]	0.79%	0.89%	0.79%	0.84%	1.00%
Portfolio turnover rate	10%	19%	19%	6%	15%	22%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [1]	2019 [1]	2018	2017	2016
Net asset value, beginning of period	$ 23.23	$ 23.66	$ 28.82	$ 32.13	$ 25.61	$ 26.02
Income from investment operations:
Net investment income (loss)	0.01	0.02	0.05	0.02	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	12.44	(0.41)	(1.04)	(0.10)	7.07	(0.15)
Total from investment operations	12.45	(0.39)	(0.99)	(0.08)	7.06	(0.12)
Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.07)	(0.02)	(0.02)	(0.05)
Net realized capital gains	—	—	(4.09)	(3.21)	(0.52)	(0.24)
Net return of capital	—	(0.00) [3]	(0.01)	—	—	—
Total distributions	(0.03)	(0.04)	(4.17)	(3.23)	(0.54)	(0.29)
Net asset value, end of period	$ 35.65	$ 23.23	$ 23.66	$ 28.82	$ 32.13	$ 25.61
Total return	53.60% [4]	(1.63)%	(2.61)%	(0.58)%	27.84%	(0.43)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$545,075	$403,309	$761,813	$1,390,136	$1,574,979	$1,367,160
Ratio of operating expenses to average net assets	0.95% [5,6]	0.94%	0.93%	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets	0.06% [5]	0.11%	0.21%	0.07%	(0.04)%	0.12%
Portfolio turnover rate[7]	33%	36%	54%	44%	63%	58%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.95% for the period ended April 30, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017	2016
Net asset value, beginning of period	$ 24.61	$ 25.07	$ 30.25	$ 33.54	$ 26.67	$ 27.07
Income from investment operations:
Net investment income	0.05	0.07	0.10	0.09	0.05	0.08
Net realized and unrealized gain (loss) on investments	13.16	(0.44)	(1.06)	(0.10)	7.37	(0.16)
Total from investment operations	13.21	(0.37)	(0.96)	(0.01)	7.42	(0.08)
Distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.12)	(0.07)	(0.03)	(0.08)
Net realized capital gains	—	—	(4.09)	(3.21)	(0.52)	(0.24)
Net return of capital	—	(0.00) [3]	(0.01)	—	—	—
Total distributions	(0.04)	(0.09)	(4.22)	(3.28)	(0.55)	(0.32)
Net asset value, end of period	$ 37.78	$ 24.61	$ 25.07	$ 30.25	$ 33.54	$ 26.67
Total return	53.71% [4]	(1.44)%	(2.38)%	(0.36)%	28.10%	(0.25)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$895,179	$836,015	$1,279,693	$2,131,461	$1,879,657	$1,264,752
Ratio of operating expenses to average net assets	0.75% [5,6]	0.74%	0.73%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	0.28% [5]	0.29%	0.39%	0.27%	0.16%	0.30%
Portfolio turnover rate[7]	33%	36%	54%	44%	63%	58%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.75% for the period ended April 30, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,			For the Period December 21, 2016[1] through October 31, 2017[3]
		2020 [3]	2019 [3]	2018
Net asset value, beginning of period	$ 11.88	$ 12.22	$ 11.15	$ 11.06	$ 10.00
Income from investment operations:
Net investment income	0.11	0.26	0.25	0.22	0.16
Net realized and unrealized gain (loss) on investments	3.16	(0.32)	1.33	0.09	1.01
Total from investment operations	3.27	(0.06)	1.58	0.31	1.17
Distributions to shareholders from:
Net investment income	(0.11)	(0.28)	(0.25)	(0.22)	(0.11)
Net realized capital gains	—	—	(0.26)	(0.00) [4]	—
Total distributions	(0.11)	(0.28)	(0.51)	(0.22)	(0.11)
Net asset value, end of period	$ 15.04	$ 11.88	$ 12.22	$ 11.15	$ 11.06
Total return[5]	27.59% [6]	(0.38)%	14.69%	2.79%	11.77% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$21,621	$18,560	$23,900	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	1.22% [7]	1.04% [8]	1.01%	1.11%	2.08% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [7]	0.85% [8]	0.85%	0.85%	0.85% [7]
Ratio of net investment income to average net assets	1.60% [7]	2.21%	2.19%	2.02%	1.82% [7]
Portfolio turnover rate	22%	63%	39%	29%	14% [9]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[9]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017 [2]	2016 [2]
Net asset value, beginning of period	$ 11.67	$ 13.01	$ 12.30	$ 12.75	$ 12.45	$ 12.57
Income from investment operations:
Net investment income (loss)	(0.05)	(0.07)	(0.04)	(0.06)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	2.16	(0.34)	1.04	0.40	0.99	0.68
Total from investment operations	2.11	(0.41)	1.00	0.34	0.91	0.59
Distributions to shareholders from:
Net realized capital gains	—	(0.93)	(0.29)	(0.79)	(0.61)	(0.71)
Total distributions	—	(0.93)	(0.29)	(0.79)	(0.61)	(0.71)
Net asset value, end of period	$ 13.78	$ 11.67	$ 13.01	$ 12.30	$ 12.75	$ 12.45
Total return	18.08% [3]	(3.50)%	8.43%	2.81%	7.53%	5.08%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$91,247	$95,701	$268,478	$445,946	$446,859	$574,200
Ratio of operating expenses to average net assets[4]	0.88% [5]	0.88%	0.87% [6]	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets[4]	(0.78)% [5]	(0.59)%	(0.34)%	(0.50)%	(0.68)%	0.95%
Portfolio turnover rate[7,8]	—%	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.86% for the year ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,			For the Period November 9, 2016[1] through October 31, 2017[3]
		2020 [3]	2019 [3]	2018 [3]
Net asset value, beginning of period	$ 11.77	$ 13.09	$ 12.34	$ 12.77	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.04)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	2.19	(0.34)	1.06	0.40	0.83
Total from investment operations	2.15	(0.39)	1.04	0.36	0.77
Distributions to shareholders from:
Net realized capital gains	—	(0.93)	(0.29)	(0.79)	(0.61)
Total distributions	—	(0.93)	(0.29)	(0.79)	(0.61)
Net asset value, end of period	$ 13.92	$ 11.77	$ 13.09	$ 12.34	$ 12.77
Total return	18.27% [4]	(3.31)%	8.73%	2.97%	6.34% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$316,901	$354,674	$409,829	$396,523	$365,523
Ratio of operating expenses to average net assets[5]	0.68% [6]	0.68%	0.67% [7]	0.64%	0.65% [6]
Ratio of net investment income (loss) to average net assets[5]	(0.58)% [6]	(0.44)%	(0.14)%	(0.30)%	(0.45)% [6]
Portfolio turnover rate[8,9]	—%	—%	—%	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.66% for the year ended October 31, 2019.
[8]	Portfolio turnover is calculated at the fund level.
[9]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2,3]	2019 [2,3]	2018 [2,3]	2017 [2,3]	2016 [2,3]
Net asset value, beginning of period	$ 4.84	$ 4.90	$104.10	$105.80	$ 96.00	$ 99.60
Income from investment operations:
Net investment income (loss)	(0.02)	(0.04)	0.02	0.10	0.60	1.50
Net realized and unrealized gain (loss) on investments	0.71	(0.02)	(5.71)	(0.90)	9.90	(3.00)
Total from investment operations	0.69	(0.06)	(5.69)	(0.80)	10.50	(1.50)
Distributions to shareholders from:
Net investment income	—	(0.00) [4]	(0.01)	(0.90)	(0.70)	(2.10)
Net realized capital gains	(0.22)	—	(93.50)	—	—	—
Total distributions	(0.22)	(0.00) [4]	(93.51)	(0.90)	(0.70)	(2.10)
Net asset value, end of period	$ 5.31	$ 4.84	$ 4.90	$104.10	$105.80	$ 96.00
Total return	14.47% [5,6]	(1.07)% [5]	8.56% [5]	(0.76)%	10.94%	(1.47)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$13,883	$9,648	$ 1,220	$ 2,510	$10,642	$28,818
Ratio of operating expenses to average net assets[7]	—%	—%	—%	1.17% [8]	1.13%	0.91%
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	1.61% [9]	2.13%	9.76%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.00% [9]	1.00%	1.63% [8]	—%	—%	—%
Ratio of net investment income to average net assets[7]	(0.94)% [9]	(0.83)%	0.32%	0.08%	0.58%	1.61%
Portfolio turnover rate	—% [10]	995%	685%	224%	9%	70%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[8]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% for the year ended October 31, 2019 and 1.11% for the year ended October 31, 2018.
[9]	Annualized.
[10]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017	2016
Net asset value, beginning of period	$ 11.71	$ 11.31	$ 10.49	$ 11.04	$ 11.26	$ 11.20
Income from investment operations:
Net investment income	0.07	0.21	0.25	0.25	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.35)	0.44	0.83	(0.50)	(0.13)	0.14
Total from investment operations	(0.28)	0.65	1.08	(0.25)	0.08	0.35
Distributions to shareholders from:
Net investment income	(0.10)	(0.25)	(0.26)	(0.26)	(0.22)	(0.23)
Net realized capital gains	(0.18)	—	—	(0.04)	(0.08)	(0.06)
Total distributions	(0.28)	(0.25)	(0.26)	(0.30)	(0.30)	(0.29)
Net asset value, end of period	$ 11.15	$ 11.71	$ 11.31	$ 10.49	$ 11.04	$ 11.26
Total return	(2.38)% [3]	5.82%	10.46%	(2.32)%	0.75%	3.15%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$424,761	$436,975	$505,603	$485,201	$488,548	$486,872
Ratio of operating expenses to average net assets	0.54% [4]	0.54%	0.53%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets	1.26% [4]	1.78%	2.30%	2.24%	1.90%	1.84%
Portfolio turnover rate	8%	52%	36%	29%	46%	24%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period June 29, 2016[1] through October 31, 2016[2]
		2020 [2]	2019 [2]	2018	2017 [2]
Net asset value, beginning of period	$ 10.16	$ 10.07	$ 9.90	$ 9.98	$ 9.99	$ 10.00
Income from investment operations:
Net investment income	0.05	0.11	0.13	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investments	(0.01)	0.09	0.17	(0.08)	(0.01)	(0.02)
Total from investment operations	0.04	0.20	0.30	0.01	0.06	0.00
Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.13)	(0.09)	(0.07)	(0.01)
Total distributions	(0.05)	(0.11)	(0.13)	(0.09)	(0.07)	(0.01)
Net asset value, end of period	$ 10.15	$ 10.16	$ 10.07	$ 9.90	$ 9.98	$ 9.99
Total return[4]	0.42% [5]	1.96%	3.03%	0.10%	0.57%	(0.02)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$52,286	$53,525	$50,939	$26,294	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[6]	0.66% [7]	0.63%	0.66%	0.61%	0.69%	0.90% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	0.55% [7,8]	0.55%	0.55%	0.55%	0.55%	0.55% [7]
Ratio of net investment income to average net assets[6]	0.92% [7]	1.08%	1.33%	0.92%	0.69%	0.46% [7]
Portfolio turnover rate	15%	59%	25%	19%	31%	35% [9]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[7]	Annualized.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55% for the period ended April 30, 2021.
[9]	Calculations represent portfolio turnover for the Portfolio for the period of June 29, 2016 through October 31, 2016.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2021[2,3]	For The Year Ended October 31,				For the Period December 22, 2015[1] through October 31, 2016[3]
		2020 [3]	2019 [3]	2018	2017
Net asset value, beginning of period	$ 10.65	$ 10.84	$ 10.16	$ 10.35	$ 10.39	$ 10.00
Income from investment operations:
Net investment income	0.14	0.30	0.31	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.43	(0.19)	0.68	(0.19)	(0.01)	0.34
Total from investment operations	0.57	0.11	0.99	0.11	0.29	0.56
Distributions to shareholders from:
Net investment income	(0.14)	(0.30)	(0.31)	(0.30)	(0.29)	(0.17)
Net realized capital gains	(0.00) [4]	—	—	—	(0.04)	—
Total distributions	(0.14)	(0.30)	(0.31)	(0.30)	(0.33)	(0.17)
Net asset value, end of period	$ 11.08	$ 10.65	$ 10.84	$ 10.16	$ 10.35	$ 10.39
Total return	5.41% [5,6]	1.09% [5]	9.90% [5]	1.04%	2.89%	5.56% [5,6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$275,386	$232,783	$215,419	$192,319	$170,440	$153,893
Ratio of operating expenses to average net assets	—%	—%	—%	0.99%	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01% [7]	1.02%	1.00%	—%	—%	1.08% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [7]	1.00%	1.00%	—%	—%	1.00% [7]
Ratio of net investment income to average net assets	2.54% [7]	2.85%	2.95%	2.90%	2.92%	2.44% [7]
Portfolio turnover rate	11% [8]	28% [8]	27% [8]	44% [8]	43% [8]	73% [9]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.
[9]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Auto Components — 0.8%
220,826	BorgWarner, Inc.	$ 10,727,727
	Automobiles — 1.8%
447,701	General Motors Co.[1]	25,617,451
	Banks — 5.3%
405,336	Citizens Financial Group, Inc.	18,758,950
453,342	First Horizon Corp.	8,291,625
370,217	KeyCorp.	8,055,922
990,292	Regions Financial Corp.	21,588,366
283,633	US Bancorp	16,833,618
		73,528,481
	Beverages — 1.1%
166,223	Monster Beverage Corp.[1]	16,131,942
	Biotechnology — 2.7%
101,986	Amgen, Inc.	24,439,925
58,342	Vertex Pharmaceuticals, Inc.[1]	12,730,224
		37,170,149
	Building Products — 2.1%
311,801	Carrier Global Corp.	13,588,287
154,258	Fortune Brands Home & Security, Inc.	16,194,005
		29,782,292
	Capital Markets — 4.5%
91,923	Ameriprise Financial, Inc.	23,752,903
365,013	Bank of New York Mellon Corp. (The)	18,206,849
76,676	Raymond James Financial, Inc.	10,027,687
139,063	State Street Corp.	11,674,339
		63,661,778
	Chemicals — 0.9%
207,140	Dow, Inc.	12,946,250
	Commercial Services & Supplies — 0.5%
51,179	Tetra Tech, Inc.	6,531,976
	Communications Equipment — 3.3%
29,957	Arista Networks, Inc.[1]	9,441,548
195,921	Ciena Corp.[1]	9,888,133
185,978	Cisco Systems, Inc./Delaware	9,468,140
94,849	F5 Networks, Inc.[1]	17,713,999
		46,511,820
	Construction & Engineering — 1.2%
178,065	Quanta Services, Inc.	17,208,202
	Consumer Finance — 1.7%
377,947	SLM Corp.	7,430,438
365,043	Synchrony Financial	15,966,981
		23,397,419
	Containers & Packaging — 1.5%
351,692	International Paper Co.	20,398,136
	Diversified Telecommunication Services — 1.0%
236,650	Verizon Communications, Inc.	13,676,004
	Electric Utilities — 1.2%
71,719	Duke Energy Corp.	7,221,386
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
336,944	PPL Corp.	$ 9,815,179
		17,036,565
	Electrical Equipment — 0.5%
51,285	AMETEK, Inc.	6,919,885
	Energy Equipment & Services — 1.2%
830,302	Baker Hughes Co.	16,672,464
	Entertainment — 3.1%
251,356	Activision Blizzard, Inc.	22,921,153
96,174	Electronic Arts, Inc.	13,664,402
41,997	Take-Two Interactive Software, Inc.[1]	7,365,434
		43,950,989
	Equity Real Estate Investment Trusts — 3.1%
47,472	American Tower Corp.	12,094,442
33,539	Crown Castle International Corp.	6,340,883
215,563	Prologis, Inc.	25,119,556
		43,554,881
	Food & Staples Retailing — 1.8%
682,375	Kroger Co. (The)	24,933,983
	Food Products — 1.8%
333,786	Conagra Brands, Inc.	12,380,123
217,599	General Mills, Inc.	13,243,075
		25,623,198
	Health Care Providers & Services — 5.4%
36,757	Anthem, Inc.	13,945,238
174,237	Cardinal Health, Inc.	10,513,461
63,439	Cigna Corp.	15,796,946
107,690	CVS Health Corp.	8,227,516
174,729	DaVita, Inc.[1]	20,361,170
35,672	McKesson Corp.	6,690,640
		75,534,971
	Household Durables — 1.6%
219,173	Lennar Corp. - Class A	22,706,323
	Household Products — 1.9%
144,843	Church & Dwight Co., Inc.	12,418,839
175,838	Colgate-Palmolive Co.	14,190,126
		26,608,965
	Independent Power & Renewable Electricity Producer — 1.8%
899,506	AES Corp. (The)	25,024,257
	Insurance — 2.4%
249,961	Aflac, Inc.	13,430,405
167,275	Fidelity National Financial, Inc.	7,631,085
188,161	MetLife, Inc.	11,972,684
		33,034,174
	Interactive Media & Services — 3.8%
11,181	Alphabet, Inc. - Class A1	26,314,484
81,330	Facebook, Inc. - Class A1	26,438,756
		52,753,240
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 1.2%
297,530	eBay, Inc.	$ 16,599,199
	IT Services — 5.8%
75,286	Accenture PLC - Class A	21,830,682
295,041	Amdocs, Ltd.	22,641,446
161,583	Cognizant Technology Solutions Corp. - Class A	12,991,273
88,009	PayPal Holdings, Inc.[1]	23,083,881
		80,547,282
	Life Sciences Tools & Services — 3.7%
108,355	Agilent Technologies, Inc.	14,480,562
7,166	Mettler-Toledo International, Inc.[1]	9,411,251
53,165	PerkinElmer, Inc.	6,891,779
28,616	Thermo Fisher Scientific, Inc.	13,456,102
24,252	Waters Corp.[1]	7,272,447
		51,512,141
	Machinery — 1.1%
47,398	Parker-Hannifin Corp.	14,873,966
	Media — 2.8%
444,449	Comcast Corp. - Class A	24,955,812
380,341	Fox Corp. - Class A	14,232,360
		39,188,172
	Multi-line Retail — 1.7%
116,737	Target Corp.	24,194,911
	Oil, Gas & Consumable Fuels — 0.5%
120,319	Exxon Mobil Corp.	6,887,060
	Pharmaceuticals — 1.0%
85,476	Johnson & Johnson	13,909,509
	Professional Services — 1.6%
169,015	Booz Allen Hamilton Holding Corp.	14,019,794
317,564	Nielsen Holdings PLC	8,145,517
		22,165,311
	Real Estate Management & Development — 0.5%
86,260	CBRE Group, Inc. - Class A1	7,349,352
	Road & Rail — 1.1%
158,387	CSX Corp.	15,957,490
	Semiconductors & Semiconductor Equipment — 5.5%
185,411	Applied Materials, Inc.	24,605,894
107,926	Intel Corp.	6,208,983
17,282	Lam Research Corp.	10,722,617
57,496	Qorvo, Inc.[1]	10,819,022
80,230	Skyworks Solutions, Inc.	14,548,106
76,840	Teradyne, Inc.	9,611,147
		76,515,769
	Software — 8.6%
509,524	Dropbox, Inc. - Class A1	13,094,767
131,979	Fortinet, Inc.[1]	26,954,071
102,604	Microsoft Corp.	25,874,676
337,220	Oracle Corp.	25,557,904
93,236	SS&C Technologies Holdings, Inc.	6,919,976
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
88,396	Synopsys, Inc.[1]	$ 21,839,116
		120,240,510
	Specialty Retail — 3.5%
181,363	Best Buy Co., Inc.	21,087,076
22,965	Home Depot, Inc. (The)	7,433,082
104,309	Lowe’s Cos., Inc.	20,470,641
		48,990,799
	Technology Hardware, Storage & Peripherals — 3.2%
78,595	Apple, Inc.	10,332,099
695,964	Hewlett Packard Enterprise Co.	11,149,343
692,149	HP, Inc.	23,609,202
		45,090,644
	TOTAL COMMON STOCKS (Cost $894,062,269)	1,395,665,637
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$1,905,668	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $1,905,668, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $1,945,500, coupon rate of 0.125%, due 4/30/23, market value of $1,943,829)	1,905,668
	TOTAL REPURCHASE AGREEMENT (Cost $1,905,668)	1,905,668
TOTAL INVESTMENTS (Cost $895,967,937)	99.9%	$1,397,571,305
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,681,257
NET ASSETS	100.0%	$1,399,252,562

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.6%	$ 120,240,510
IT Services	5.8	80,547,282
Semiconductors & Semiconductor Equipment	5.5	76,515,769
Health Care Providers & Services	5.4	75,534,971
Banks	5.3	73,528,481
Capital Markets	4.5	63,661,778
Interactive Media & Services	3.8	52,753,240
Life Sciences Tools & Services	3.7	51,512,141
Specialty Retail	3.5	48,990,799
Communications Equipment	3.3	46,511,820
Technology Hardware, Storage & Peripherals	3.2	45,090,644
Entertainment	3.1	43,950,989
Equity Real Estate Investment Trusts	3.1	43,554,881
Media	2.8	39,188,172
Biotechnology	2.7	37,170,149
Insurance	2.4	33,034,174
Building Products	2.1	29,782,292
Household Products	1.9	26,608,965
Food Products	1.8	25,623,198
Automobiles	1.8	25,617,451
Independent Power & Renewable Electricity Producer	1.8	25,024,257
Food & Staples Retailing	1.8	24,933,983
Multi-line Retail	1.7	24,194,911
Consumer Finance	1.7	23,397,419
Household Durables	1.6	22,706,323
Professional Services	1.6	22,165,311
Containers & Packaging	1.5	20,398,136
Construction & Engineering	1.2	17,208,202
Electric Utilities	1.2	17,036,565
Energy Equipment & Services	1.2	16,672,464
Internet & Direct Marketing Retail	1.2	16,599,199
Beverages	1.1	16,131,942
Road & Rail	1.1	15,957,490
Machinery	1.1	14,873,966
Pharmaceuticals	1.0	13,909,509
Diversified Telecommunication Services	1.0	13,676,004
Chemicals	0.9	12,946,250
Auto Components	0.8	10,727,727
Real Estate Management & Development	0.5	7,349,352
Electrical Equipment	0.5	6,919,885
Oil, Gas & Consumable Fuels	0.5	6,887,060
Commercial Services & Supplies	0.5	6,531,976
TOTAL COMMON STOCKS	99.8%	$1,395,665,637
REPURCHASE AGREEMENT	0.1	1,905,668
TOTAL INVESTMENTS	99.9%	$1,397,571,305
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.1%
	Air Freight & Logistics — 1.3%
243,335	Expeditors International of Washington, Inc.	$ 26,732,783
	Auto Components — 0.7%
307,642	BorgWarner, Inc.	14,945,248
	Beverages — 1.6%
349,893	Monster Beverage Corp.[1]	33,957,116
	Biotechnology — 3.7%
171,732	Amgen, Inc.	41,153,856
79,582	Regeneron Pharmaceuticals, Inc.[1]	38,302,817
		79,456,673
	Capital Markets — 2.3%
424,945	Intercontinental Exchange, Inc.	50,020,276
	Commercial Services & Supplies — 0.6%
314,738	Rollins, Inc.	11,733,433
	Communications Equipment — 3.1%
206,994	Arista Networks, Inc.[1]	65,238,299
	Construction & Engineering — 0.5%
120,390	Quanta Services, Inc.	11,634,490
	Containers & Packaging — 2.2%
219,094	Avery Dennison Corp.	46,923,362
	Electronic Equipment, Instruments & Components — 5.4%
963,072	Amphenol Corp. - Class A	64,853,269
283,089	CDW Corp.	50,483,261
		115,336,530
	Entertainment — 5.8%
252,176	Activision Blizzard, Inc.	22,995,930
317,029	Electronic Arts, Inc.	45,043,480
41,464	Netflix, Inc.[1]	21,290,520
198,971	Take-Two Interactive Software, Inc.[1]	34,895,534
		124,225,464
	Equity Real Estate Investment Trusts — 1.3%
109,920	American Tower Corp.	28,004,318
	Food & Staples Retailing — 1.8%
101,610	Costco Wholesale Corp.	37,808,065
	Health Care Providers & Services — 4.7%
372,448	Cardinal Health, Inc.	22,473,512
169,836	Centene Corp.[1]	10,485,675
219,832	McKesson Corp.	41,231,690
63,895	UnitedHealth Group, Inc.	25,481,326
		99,672,203
	Household Durables — 1.6%
319,651	Lennar Corp. - Class A	33,115,843
	Household Products — 0.8%
204,083	Church & Dwight Co., Inc.	17,498,076
	Insurance — 0.8%
124,533	Marsh & McLennan Cos., Inc.	16,899,128
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 6.1%
26,571	Alphabet, Inc. - Class A1	$ 62,534,849
204,903	Facebook, Inc. - Class A1	66,609,867
		129,144,716
	Internet & Direct Marketing Retail — 2.7%
1,025,069	eBay, Inc.	57,188,599
	IT Services — 7.4%
181,962	Automatic Data Processing, Inc.	34,025,074
221,470	Cognizant Technology Solutions Corp. - Class A	17,806,188
462,771	Paychex, Inc.	45,115,545
230,151	PayPal Holdings, Inc.[1]	60,366,306
		157,313,113
	Life Sciences Tools & Services — 2.9%
87,176	Agilent Technologies, Inc.	11,650,201
84,651	PerkinElmer, Inc.	10,973,309
84,909	Thermo Fisher Scientific, Inc.	39,926,759
		62,550,269
	Multi-line Retail — 0.7%
66,927	Dollar General Corp.	14,372,573
	Pharmaceuticals — 2.0%
262,902	Johnson & Johnson	42,782,042
	Professional Services — 1.4%
223,176	Booz Allen Hamilton Holding Corp.	18,512,449
44,282	CACI International, Inc. - Class A1	11,285,711
		29,798,160
	Semiconductors & Semiconductor Equipment — 7.6%
459,881	Applied Materials, Inc.	61,030,808
107,050	KLA Corp.	33,758,217
28,233	Lam Research Corp.	17,517,165
64,687	Monolithic Power Systems, Inc.	23,376,588
41,947	NVIDIA Corp.	25,184,140
		160,866,918
	Software — 18.3%
23,936	Adobe, Inc.[1]	12,167,626
306,581	Cadence Design Systems, Inc.[1]	40,398,178
1,276,764	Dropbox, Inc. - Class A1	32,812,835
309,518	Fortinet, Inc.[1]	63,212,861
242,107	Microsoft Corp.	61,054,543
831,611	Oracle Corp.	63,027,798
836,040	SS&C Technologies Holdings, Inc.	62,050,889
224,941	Synopsys, Inc.[1]	55,573,924
		390,298,654
	Specialty Retail — 8.6%
526,273	Best Buy Co., Inc.	61,189,762
139,792	Home Depot, Inc. (The)	45,246,476
309,303	Lowe’s Cos., Inc.	60,700,714
90,180	Tractor Supply Co.	17,007,948
		184,144,900
	Technology Hardware, Storage & Peripherals — 2.9%
465,641	Apple, Inc.	61,213,166
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Tobacco — 1.3%
582,813	Altria Group, Inc.	$ 27,829,321
	TOTAL COMMON STOCKS (Cost $1,300,015,078)	2,130,703,738
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$3,653,866	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $3,653,866, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $3,730,200, coupon rate of 0.125%, due 4/30/23, market value of $3,726,996)	3,653,866
	TOTAL REPURCHASE AGREEMENT (Cost $3,653,866)	3,653,866
TOTAL INVESTMENTS (Cost $1,303,668,944)	100.3%	$2,134,357,604
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(5,392,676)
NET ASSETS	100.0%	$2,128,964,928

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	18.3%	$ 390,298,654
Specialty Retail	8.6	184,144,900
Semiconductors & Semiconductor Equipment	7.6	160,866,918
IT Services	7.4	157,313,113
Interactive Media & Services	6.1	129,144,716
Entertainment	5.8	124,225,464
Electronic Equipment, Instruments & Components	5.4	115,336,530
Health Care Providers & Services	4.7	99,672,203
Biotechnology	3.7	79,456,673
Communications Equipment	3.1	65,238,299
Life Sciences Tools & Services	2.9	62,550,269
Technology Hardware, Storage & Peripherals	2.9	61,213,166
Internet & Direct Marketing Retail	2.7	57,188,599
Capital Markets	2.3	50,020,276
Containers & Packaging	2.2	46,923,362
Pharmaceuticals	2.0	42,782,042
Food & Staples Retailing	1.8	37,808,065
Beverages	1.6	33,957,116
Household Durables	1.6	33,115,843
Professional Services	1.4	29,798,160
Equity Real Estate Investment Trusts	1.3	28,004,318
Tobacco	1.3	27,829,321
Air Freight & Logistics	1.3	26,732,783
Household Products	0.8	17,498,076
Insurance	0.8	16,899,128
Auto Components	0.7	14,945,248
Multi-line Retail	0.7	14,372,573
Commercial Services & Supplies	0.6	11,733,433
Construction & Engineering	0.5	11,634,490
TOTAL COMMON STOCKS	100.1%	$2,130,703,738
REPURCHASE AGREEMENT	0.2	3,653,866
TOTAL INVESTMENTS	100.3%	$2,134,357,604
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Automobiles — 1.7%
1,449	Ford Motor Co.[1]	$ 16,722
360	General Motors Co.[1]	20,599
		37,321
	Banks — 8.2%
650	Citigroup, Inc.	46,306
386	Citizens Financial Group, Inc.	17,864
1,261	Fifth Third Bancorp	51,121
1,027	KeyCorp.	22,347
2,031	Regions Financial Corp.	44,276
		181,914
	Building Products — 0.9%
192	Fortune Brands Home & Security, Inc.	20,156
	Capital Markets — 4.9%
208	CME Group, Inc.	42,014
84	Evercore, Inc. - Class A	11,771
372	Intercontinental Exchange, Inc.	43,788
447	Invesco, Ltd.	12,069
		109,642
	Chemicals — 1.8%
324	Axalta Coating Systems, Ltd.[1]	10,333
168	Dow, Inc.	10,500
157	Eastman Chemical Co.	18,116
		38,949
	Commercial Services & Supplies — 0.5%
108	Republic Services, Inc.	11,480
	Communications Equipment — 0.5%
210	Cisco Systems, Inc./Delaware	10,691
	Construction & Engineering — 0.7%
165	Quanta Services, Inc.	15,946
	Consumer Finance — 4.4%
979	Ally Financial, Inc.	50,370
1,092	Synchrony Financial	47,764
		98,134
	Containers & Packaging — 1.8%
705	International Paper Co.	40,890
	Diversified Consumer Services — 0.5%
192	Service Corp. International	10,260
	Diversified Financial Services — 0.7%
459	Equitable Holdings, Inc.	15,712
	Diversified Telecommunication Services — 3.7%
430	AT&T, Inc.	13,506
2,161	Lumen Technologies, Inc.	27,726
720	Verizon Communications, Inc.	41,609
		82,841
	Electric Utilities — 3.5%
295	Evergy, Inc.	18,871
582	NRG Energy, Inc.	20,847
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
583	Southern Co. (The)	$ 38,577
		78,295
	Electrical Equipment — 1.2%
185	Eaton Corp. PLC	26,442
	Electronic Equipment, Instruments & Components — 1.2%
121	Arrow Electronics, Inc.[1]	13,803
292	Corning, Inc.	12,909
		26,712
	Energy Equipment & Services — 3.8%
1,940	Baker Hughes Co.	38,955
1,649	Schlumberger, Ltd.	44,606
		83,561
	Entertainment — 0.5%
73	Electronic Arts, Inc.	10,372
	Equity Real Estate Investment Trusts — 2.8%
419	Prologis, Inc.	48,826
395	VICI Properties, Inc.[2]	12,522
		61,348
	Food & Staples Retailing — 2.0%
1,232	Kroger Co. (The)	45,017
	Food Products — 3.2%
186	Archer-Daniels-Midland Co.	11,742
556	General Mills, Inc.	33,838
324	Tyson Foods, Inc. - Class A	25,094
		70,674
	Health Care Providers & Services — 6.1%
135	Cigna Corp.	33,616
469	CVS Health Corp.	35,832
80	Humana, Inc.	35,619
159	McKesson Corp.	29,822
		134,889
	Household Durables — 1.3%
161	DR Horton, Inc.	15,825
233	PulteGroup, Inc.	13,775
		29,600
	Household Products — 1.7%
286	Procter & Gamble Co. (The)	38,158
	Independent Power & Renewable Electricity Producer — 1.6%
1,300	AES Corp. (The)	36,166
	Insurance — 3.7%
279	American International Group, Inc.	13,518
533	MetLife, Inc.	33,915
337	Prudential Financial, Inc.	33,821
		81,254
	Interactive Media & Service — 0.7%
7	Alphabet, Inc. - Class A1	16,474
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 1.2%
203	Amdocs, Ltd.	$ 15,578
142	Cognizant Technology Solutions Corp. - Class A	11,417
		26,995
	Life Sciences Tools & Services — 2.1%
124	Agilent Technologies, Inc.	16,572
62	Thermo Fisher Scientific, Inc.	29,154
		45,726
	Machinery — 4.4%
189	Cummins, Inc.	47,636
103	Parker-Hannifin Corp.	32,322
73	Snap-on, Inc.	17,345
		97,303
	Media — 5.3%
191	Comcast Corp. - Class A	10,725
333	Discovery, Inc. - Class C1	10,759
413	Fox Corp. - Class A	15,454
746	Fox Corp. - Class B	27,140
443	Interpublic Group of Cos., Inc. (The)	14,065
467	Omnicom Group, Inc.	38,415
		116,558
	Metals & Mining — 1.2%
170	Reliance Steel & Aluminum Co.	27,253
	Multi-line Retail — 0.6%
63	Target Corp.	13,057
	Pharmaceuticals — 5.0%
690	Bristol-Myers Squibb Co.	43,070
128	Jazz Pharmaceuticals PLC[1]	21,043
1,202	Pfizer, Inc.	46,457
		110,570
	Professional Services — 1.1%
474	Nielsen Holdings PLC	12,158
140	Robert Half International, Inc.	12,265
		24,423
	Real Estate Management & Development — 2.4%
620	CBRE Group, Inc. - Class A1	52,824
	Road & Rail — 2.2%
375	CSX Corp.	37,781
41	Norfolk Southern Corp.	11,449
		49,230
	Semiconductors & Semiconductor Equipment — 4.1%
447	Applied Materials, Inc.	59,322
555	Intel Corp.	31,929
		91,251
	Software — 2.0%
592	Oracle Corp.	44,868
	Specialty Retail — 1.4%
266	Best Buy Co., Inc.	30,928
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
344	HP, Inc.	$ 11,734
	Thrifts & Mortgage Finance — 0.9%
1,714	New York Community Bancorp, Inc.	20,499
	Tobacco — 0.5%
121	Philip Morris International, Inc.	11,495
	Trading Companies & Distributors — 1.3%
91	United Rentals, Inc.[1]	29,115
	TOTAL COMMON STOCKS (Cost $1,632,748)	2,216,727
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$8,897	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $8,897, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $9,100, coupon rate of 0.125%, due 4/30/23, market value of $9,092)	8,897
	TOTAL REPURCHASE AGREEMENT (Cost $8,897)	8,897
TOTAL INVESTMENTS (Cost $1,641,645)	100.2%	$2,225,624
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(3,496)
NET ASSETS	100.0%	$2,222,128

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	8.2%	$ 181,914
Health Care Providers & Services	6.1	134,889
Media	5.3	116,558
Pharmaceuticals	5.0	110,570
Capital Markets	4.9	109,642
Consumer Finance	4.4	98,134
Machinery	4.4	97,303
Semiconductors & Semiconductor Equipment	4.1	91,251
Energy Equipment & Services	3.8	83,561
Diversified Telecommunication Services	3.7	82,841
Insurance	3.7	81,254
Electric Utilities	3.5	78,295
Food Products	3.2	70,674
Equity Real Estate Investment Trusts	2.8	61,348
Real Estate Management & Development	2.4	52,824
Road & Rail	2.2	49,230
Life Sciences Tools & Services	2.1	45,726
Food & Staples Retailing	2.0	45,017
Software	2.0	44,868
Containers & Packaging	1.8	40,890
Chemicals	1.8	38,949
Household Products	1.7	38,158
Automobiles	1.7	37,321
Independent Power & Renewable Electricity Producer	1.6	36,166
Specialty Retail	1.4	30,928
Household Durables	1.3	29,600
Trading Companies & Distributors	1.3	29,115
Metals & Mining	1.2	27,253
IT Services	1.2	26,995
Electronic Equipment, Instruments & Components	1.2	26,712
Electrical Equipment	1.2	26,442
Professional Services	1.1	24,423
Thrifts & Mortgage Finance	0.9	20,499
Building Products	0.9	20,156
Interactive Media & Service	0.7	16,474
Construction & Engineering	0.7	15,946
Diversified Financial Services	0.7	15,712
Multi-line Retail	0.6	13,057
Technology Hardware, Storage & Peripherals	0.5	11,734
Tobacco	0.5	11,495
Commercial Services & Supplies	0.5	11,480
Communications Equipment	0.5	10,691
Entertainment	0.5	10,372
Diversified Consumer Services	0.5	10,260
TOTAL COMMON STOCKS	99.8%	$2,216,727
REPURCHASE AGREEMENT	0.4	8,897
TOTAL INVESTMENTS	100.2%	$2,225,624
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 0.6%
127	Atlas Air Worldwide Holdings, Inc.[1]	$ 8,625
	Auto Components — 2.1%
223	Adient PLC[1]	10,334
273	Cooper Tire & Rubber Co.	15,558
81	Gentherm, Inc.[1]	5,767
		31,659
	Banks — 11.6%
489	Cadence BanCorp	10,880
363	Cathay General Bancorp	14,694
519	Central Pacific Financial Corp.	13,987
257	Financial Institutions, Inc.	8,206
1,455	First BanCorp	18,289
211	First Financial Corp.	9,335
489	First Foundation, Inc.	11,638
408	Hilltop Holdings, Inc.	14,362
853	Hope Bancorp, Inc.	12,804
224	Independent Bank Group, Inc.	16,914
985	Investors Bancorp, Inc.	14,420
342	Pacific Premier Bancorp, Inc.	15,058
906	Valley National Bancorp	12,476
		173,063
	Beverages — 0.8%
739	Primo Water Corp.	12,371
	Biotechnology — 11.2%
2,992	Akebia Therapeutics, Inc.[1]	9,544
375	AnaptysBio, Inc.[1]	8,756
763	Avrobio, Inc.[1]	8,912
2,600	Catalyst Pharmaceuticals, Inc.[1]	11,908
837	Coherus Biosciences, Inc.[1]	12,387
1,458	CytomX Therapeutics, Inc.[1]	13,647
85	Editas Medicine, Inc.[1]	3,146
1,164	Karyopharm Therapeutics, Inc.[1]	10,872
3,554	MEI Pharma, Inc.[1]	12,972
753	Prothena Corp. PLC[1]	19,985
917	Sangamo BioSciences, Inc.[1]	10,802
3,694	Spectrum Pharmaceuticals, Inc.[1]	11,488
721	Travere Therapeutics, Inc.[1]	17,823
621	Vanda Pharmaceuticals, Inc.[1]	10,309
121	Xencor, Inc.[1]	5,150
		167,701
	Building Products — 2.9%
1,568	Cornerstone Building Brands, Inc.[1]	22,046
445	Griffon Corp.	12,068
337	Quanex Building Products Corp.	9,197
		43,311
	Capital Markets — 1.4%
363	Federated Hermes, Inc.	10,454
338	StepStone Group, Inc. - Class A	11,256
		21,710
	Chemicals — 0.8%
148	Minerals Technologies, Inc.	11,565
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — 2.2%
278	ABM Industries, Inc.	$ 14,292
634	ACCO Brands Corp.	5,440
305	Herman Miller, Inc.	12,657
		32,389
	Communications Equipment — 1.1%
214	NETGEAR, Inc.[1]	7,963
545	Viavi Solutions, Inc.[1]	8,916
		16,879
	Construction & Engineering — 0.9%
214	Primoris Services Corp.	6,989
408	Tutor Perini Corp.[1]	6,569
		13,558
	Consumer Finance — 2.1%
1,082	Navient Corp.	18,210
273	PROG Holdings, Inc.	13,907
		32,117
	Containers & Packaging — 0.9%
803	O-I Glass, Inc.[1]	13,241
	Diversified Consumer Services — 1.8%
316	Adtalem Global Education, Inc.[1]	10,842
165	American Public Education, Inc.[1]	5,026
402	Stride, Inc.[1]	11,509
		27,377
	Diversified Telecommunication Services — 0.3%
294	Ooma, Inc.[1]	4,860
	Electronic Equipment, Instruments & Components — 1.9%
59	Plexus Corp.[1]	5,454
230	Sanmina Corp.[1]	9,393
528	TTM Technologies, Inc.[1]	7,920
252	Vishay Intertechnology, Inc.	6,192
		28,959
	Equity Real Estate Investment Trusts — 5.2%
799	Brandywine Realty Trust REIT	10,811
479	CareTrust REIT, Inc.	11,582
822	City Office REIT, Inc.	8,984
82	EastGroup Properties, Inc.	13,010
331	National Storage Affiliates Trust	15,041
110	PotlatchDeltic Corp.	6,530
322	STAG Industrial, Inc.	11,756
		77,714
	Food & Staples Retailing — 1.2%
200	BJ’s Wholesale Club Holdings, Inc.[1]	8,934
440	SpartanNash Co.	8,523
		17,457
	Gas Utilities — 2.2%
98	ONE Gas, Inc.	7,886
485	South Jersey Industries, Inc.[2]	12,004
177	Southwest Gas Holdings, Inc.[1]	12,340
		32,230
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — 2.7%
1,295	Invacare Corp.	$ 11,694
180	NuVasive, Inc.[1]	12,861
971	OraSure Technologies, Inc.[1]	8,885
150	Orthofix Medical, Inc.[1]	6,652
		40,092
	Health Care Providers & Services — 3.3%
70	ModivCare, Inc.[1]	9,806
209	Patterson Cos., Inc.	6,717
615	Select Medical Holdings Corp.[1]	23,197
150	Tenet Healthcare Corp.[1]	8,889
		48,609
	Health Care Technology — 0.8%
730	Allscripts Healthcare Solutions, Inc.[1]	11,359
	Hotels, Restaurants & Leisure — 0.5%
57	Jack In The Box, Inc.	6,877
	Household Durables — 1.9%
126	Meritage Homes Corp.[1]	13,405
629	Tri Pointe Homes, Inc.[1]	14,983
		28,388
	Household Products — 1.1%
104	Central Garden & Pet Co.[1]	5,630
206	Central Garden & Pet Co. - Class A1	10,150
		15,780
	Insurance — 0.8%
209	Stewart Information Services Corp.	12,258
	Interactive Media & Service — 0.5%
366	QuinStreet, Inc.[1]	7,419
	IT Services — 3.2%
122	CSG Systems International, Inc.	5,611
120	ExlService Holdings, Inc.[1]	11,086
710	Hackett Group, Inc. (The)	11,807
120	Perficient, Inc.[1]	7,873
245	Sykes Enterprises, Inc.[1]	10,738
		47,115
	Leisure Equipment & Products — 1.0%
453	Vista Outdoor, Inc.[1]	14,772
	Life Sciences Tools & Services — 0.8%
317	Luminex Corp.	11,631
	Machinery — 1.4%
239	Hillenbrand, Inc.	11,733
504	Wabash National Corp.	8,875
		20,608
	Media — 2.7%
579	EW Scripps Co. (The) - Class A	12,518
628	Gray Television, Inc.	12,761
779	iHeartMedia, Inc.[1]	14,910
		40,189
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — 2.4%
629	Alcoa Corp.[1]	$ 23,047
420	Commercial Metals Co.	12,272
		35,319
	Mortgage Real Estate Investment Trust — 0.8%
1,027	Great Ajax Corp.	12,540
	Multi-line Retail — 0.7%
156	Big Lots, Inc.	10,755
	Multi-Utilities — 0.8%
248	Avista Corp.	11,413
	Oil, Gas & Consumable Fuels — 2.4%
400	CVR Energy, Inc.	8,516
1,504	DHT Holdings, Inc.	8,874
527	Teekay Tankers, Ltd. - Class A1	7,067
363	World Fuel Services Corp.	11,227
		35,684
	Paper & Forest Products — 0.8%
297	Domtar Corp.	11,708
	Personal Products — 0.4%
150	Edgewell Personal Care Co.	5,730
	Pharmaceuticals — 0.8%
781	Alder Biopharmaceuticals, Inc.[1,3]	0
395	Supernus Pharmaceuticals, Inc.[1]	12,028
		12,028
	Professional Services — 2.4%
104	ASGN, Inc.[1]	10,939
314	Heidrick & Struggles International, Inc.	13,282
395	TrueBlue, Inc.[1]	11,178
		35,399
	Real Estate Management & Development — 0.9%
752	Realogy Holdings Corp.[1,2]	12,995
	Semiconductors & Semiconductor Equipment — 3.4%
471	Amkor Technology, Inc.	9,524
288	Axcelis Technologies, Inc.[1]	11,961
284	FormFactor, Inc.[1]	11,118
192	Kulicke & Soffa Industries, Inc.	10,915
172	SMART Global Holdings, Inc.[1]	7,938
		51,456
	Software — 2.2%
602	ChannelAdvisor Corp.[1]	12,732
222	Progress Software Corp.	9,693
479	Xperi Holding Corp.	9,843
		32,268
	Specialty Retail — 3.6%
64	Asbury Automotive Group, Inc.[1]	12,711
108	Group 1 Automotive, Inc.	17,729
239	MarineMax, Inc.[1]	13,575
236	Zumiez, Inc.[1]	10,141
		54,156
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
229	Lakeland Industries, Inc.[1]	$ 6,460
	Thrifts & Mortgage Finance — 0.9%
576	Provident Financial Services, Inc.	13,576
	Trading Companies & Distributors — 4.5%
182	Beacon Roofing Supply, Inc.[1]	10,252
194	Boise Cascade Co.	12,944
1,707	NOW, Inc.[1]	16,763
215	Rush Enterprises, Inc. - Class A	10,612
185	WESCO International, Inc.[1]	16,968
		67,539
	TOTAL COMMON STOCKS (Cost $1,060,973)	1,480,909
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$16,371	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $16,371, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $16,800, coupon rate of 0.125%, due 4/30/23, market value of $16,786)	16,371
	TOTAL REPURCHASE AGREEMENT (Cost $16,371)	16,371
TOTAL INVESTMENTS (Cost $1,077,344)	100.4%	$1,497,280
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(6,155)
NET ASSETS	100.0%	$1,491,125

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	11.6%	$ 173,063
Biotechnology	11.2	167,701
Equity Real Estate Investment Trusts	5.2	77,714
Trading Companies & Distributors	4.5	67,539
Specialty Retail	3.6	54,156
Semiconductors & Semiconductor Equipment	3.4	51,456
Health Care Providers & Services	3.3	48,609
IT Services	3.2	47,115
Building Products	2.9	43,311
Media	2.7	40,189
Health Care Equipment & Supplies	2.7	40,092
Oil, Gas & Consumable Fuels	2.4	35,684
Professional Services	2.4	35,399
Metals & Mining	2.4	35,319
Commercial Services & Supplies	2.2	32,389
Software	2.2	32,268
Gas Utilities	2.2	32,230
Consumer Finance	2.1	32,117
Auto Components	2.1	31,659
Electronic Equipment, Instruments & Components	1.9	28,959
Household Durables	1.9	28,388
Diversified Consumer Services	1.8	27,377
Capital Markets	1.4	21,710
Machinery	1.4	20,608
Food & Staples Retailing	1.2	17,457
Communications Equipment	1.1	16,879
Household Products	1.1	15,780
Leisure Equipment & Products	1.0	14,772
Thrifts & Mortgage Finance	0.9	13,576
Construction & Engineering	0.9	13,558
Containers & Packaging	0.9	13,241
Real Estate Management & Development	0.9	12,995
Mortgage Real Estate Investment Trust	0.8	12,540
Beverages	0.8	12,371
Insurance	0.8	12,258
Pharmaceuticals	0.8	12,028
Paper & Forest Products	0.8	11,708
Life Sciences Tools & Services	0.8	11,631
Chemicals	0.8	11,565
Multi-Utilities	0.8	11,413
Health Care Technology	0.8	11,359
Multi-line Retail	0.7	10,755
Air Freight & Logistics	0.6	8,625
Interactive Media & Service	0.5	7,419
Hotels, Restaurants & Leisure	0.5	6,877
Textiles, Apparel & Luxury Goods	0.4	6,460
Personal Products	0.4	5,730
Diversified Telecommunication Services	0.3	4,860
TOTAL COMMON STOCKS	99.3%	$1,480,909
REPURCHASE AGREEMENT	1.1	16,371
TOTAL INVESTMENTS	100.4%	$1,497,280
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.0%
	Japan — 21.7%
53,316	Astellas Pharma, Inc., Unsponsored ADR	$ 799,473
62,135	Dai Nippon Printing Co, Ltd., Sponsored ADR[1]	615,758
27,115	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	725,869
37,496	Fujitsu, Ltd., Unsponsored ADR[1]	1,190,685
38,389	Honda Motor Co., Ltd., Sponsored ADR[1]	1,144,760
41,132	KDDI Corp., Unsponsored ADR[1]	621,505
11,803	Nintendo Co, Ltd., Unsponsored ADR	848,518
13,979	Nippon Telegraph & Telephone Corp., ADR	353,669
27,851	Nitto Denko Corp., Unsponsored ADR[1]	1,154,145
7,489	Omron Corp., Sponsored ADR[1]	567,067
26,819	SoftBank Corp., Unsponsored ADR[1]	351,597
11,540	Sony Corp., Sponsored ADR	1,155,846
46,877	Takeda Pharmaceutical Co., Ltd., Sponsored ADR[1]	782,846
41,116	Toray Industries, Inc., Unsponsored ADR	510,969
		10,822,707
	United Kingdom — 11.1%
21,471	British American Tobacco PLC, Sponsored ADR	805,377
244,029	BT Group PLC[2]	555,908
29,000	Imperial Brands PLC, Sponsored ADR	606,825
5,358	Mondi PLC, Unsponsored ADR[1]	296,654
5,100	National Grid PLC, Sponsored ADR	321,198
13,918	Schroders PLC	693,510
25,012	Unilever PLC, Sponsored ADR	1,468,705
412,614	Vodafone Group PLC	779,542
		5,527,719
	Switzerland — 10.7%
44,561	ABB, Ltd., Sponsored ADR[1]	1,445,113
14,312	Adecco Group AG, Unsponsored ADR	482,744
52,536	LafargeHolcim, Ltd., Unsponsored ADR	644,091
16,964	Novartis AG, Sponsored ADR	1,446,012
35,662	STMicroelectronics N.V.[1]	1,329,836
		5,347,796
	Canada — 9.4%
15,009	Bank of Montreal	1,415,949
10,660	Bank of Nova Scotia (The)[1]	678,935
19,456	Manulife Financial Corp.	425,114
14,781	Royal Bank of Canada[1]	1,410,107
14,155	Sun Life Financial, Inc.	763,521
		4,693,626
	France — 8.2%
13,726	AXA SA, Sponsored ADR	387,760
27,303	BNP Paribas SA, ADR[2]	875,607
4,451	Capgemini SE	815,525
1,713	Cie Generale des Etablissements Michelin SCA	247,855
7,582	Sanofi	795,506
9,056	Schneider Electric SE, Unsponsored ADR	288,479
15,567	TOTAL SE	689,195
		4,099,927
	Germany — 6.6%
80,783	Brenntag AG, Unsponsored ADR	1,446,016
29,725	Daimler AG, Unsponsored ADR	658,409
36,825	Deutsche Boerse AG, Unsponsored ADR	631,033
5,438	Deutsche Post AG, Sponsored ADR	320,271
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
4,846	Zalando SE, Unsponsored ADR[2]	$ 251,846
		3,307,575
	Australia — 6.1%
51,609	Aurizon Holdings, Ltd., Sponsored ADR	645,113
352,033	Medibank Pvt, Ltd.	835,261
35,708	Sonic Healthcare, Ltd., Sponsored ADR	988,133
13,294	Wesfarmers, Ltd.	554,142
		3,022,649
	Sweden — 4.2%
3,904	Evolution Gaming Group AB, ADR	771,430
49,438	SKF AB, Sponsored ADR[1]	1,297,253
		2,068,683
	Spain — 4.0%
15,268	Iberdrola SA, Sponsored ADR[1]	829,969
22,791	Red Electrica Corp. SA	418,542
62,887	Repsol SA	751,371
		1,999,882
	Hong Kong — 3.6%
20,449	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	1,457,809
20,984	Sun Hung Kai Properties, Ltd., Sponsored ADR[1]	317,488
		1,775,297
	Netherlands — 3.3%
11,419	Akzo Nobel N.V., Sponsored ADR[1]	456,075
35,469	Koninklijke Ahold Delhaize N.V., Sponsored ADR	953,407
5,088	NN Group N.V.	254,285
		1,663,767
	Denmark — 2.0%
28,107	Carlsberg AS, Sponsored ADR[1]	986,275
	Singapore — 1.7%
7,376	Singapore Exchange, Ltd., Unsponsored ADR[1]	868,155
	Italy — 1.7%
48,060	Snam SpA	270,411
25,414	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	559,997
		830,408
	Ireland — 1.4%
20,836	James Hardie Industries PLC	688,589
	Norway — 0.6%
6,100	Yara International ASA	318,557
	New Zealand — 0.6%
12,178	Fisher & Paykel Healthcare Corp, Ltd.	313,289
	Israel — 0.6%
28,223	Teva Pharmaceutical Industries, Ltd.[2]	294,103
	Austria — 0.5%
5,087	OMV AG	250,811
	TOTAL COMMON STOCKS (Cost $40,285,322)	48,879,815
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL — 11.7%
5,831,795	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 5,831,795
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,831,795)	5,831,795
Face Amount
REPURCHASE AGREEMENT*—0.4%
$ 180,799	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $180,799, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $184,600, coupon rate of 0.125%, due 4/30/23, market value of $184,441)	180,799
	TOTAL REPURCHASE AGREEMENT (Cost $180,799)	180,799
TOTAL INVESTMENTS (Cost $46,297,916)	110.1%	$54,892,409
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.1)	(5,030,940)
NET ASSETS	100.0%	$49,861,469

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	11.6%	$ 5,838,407
Pharmaceuticals	8.3	4,117,940
Insurance	5.4	2,665,941
Chemicals	4.8	2,439,746
Capital Markets	4.4	2,192,698
IT Services	4.0	2,006,210
Electric Utilities	3.6	1,808,508
Automobiles	3.6	1,803,169
Electrical Equipment	3.5	1,733,592
Oil, Gas & Consumable Fuels	3.4	1,691,377
Personal Products	3.0	1,468,705
Trading Companies & Distributors	2.9	1,446,016
Tobacco	2.8	1,412,202
Wireless Telecommunication Services	2.9	1,401,047
Construction Materials	2.7	1,332,680
Semiconductors & Semiconductor Equipment	2.6	1,329,836
Machinery	2.6	1,297,253
Diversified Telecommunication Services	2.5	1,261,174
Household Durables	2.3	1,155,846
Real Estate Management & Development	2.2	1,043,357
Health Care Providers & Services	2.0	988,133
Beverages	2.0	986,275
Food & Staples Retailing	1.9	953,407
Entertainment	1.7	848,518
Leisure Equipment & Products	1.6	771,430
Road & Rail	1.3	645,113
Commercial Services & Supplies	1.2	615,758
Electronic Equipment, Instruments & Components	1.1	567,067
Multi-line Retail	1.1	554,142
Professional Services	1.0	482,744
Multi-Utilities	0.6	321,198
Air Freight & Logistics	0.6	320,271
Health Care Equipment & Supplies	0.6	313,289
Paper & Forest Products	0.6	296,654
Gas Utilities	0.6	270,411
Internet & Direct Marketing Retail	0.5	251,846
Auto Components	0.5	247,855
TOTAL COMMON STOCKS	98.0%	$48,879,815
REPURCHASE AGREEMENT	0.4	180,799
INVESTMENT OF SECURITY LENDING COLLATERAL	11.7	5,831,795
TOTAL INVESTMENTS	110.1%	$54,892,409
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Auto Components — 1.9%
9,247	BorgWarner, Inc.	$ 449,219
3,802	Gentex Corp.	133,755
		582,974
	Banks — 5.5%
6,360	Bank of America Corp.	257,771
3,369	East West Bancorp, Inc.	256,549
23,006	Regions Financial Corp.	501,531
11,598	Zions Bancorp N.A.	647,168
		1,663,019
	Biotechnology — 1.4%
1,812	Amgen, Inc.	434,228
	Building Products — 0.9%
6,318	Carrier Global Corp.	275,338
	Capital Markets — 3.9%
1,858	Ameriprise Financial, Inc.	480,107
3,019	Bank of New York Mellon Corp. (The)	150,588
1,610	Morgan Stanley	132,905
2,393	T Rowe Price Group, Inc.	428,826
		1,192,426
	Chemicals — 0.8%
4,745	Corteva, Inc.	231,366
	Communications Equipment — 1.8%
6,458	Ciena Corp.[1]	325,936
1,224	F5 Networks, Inc.[1]	228,594
		554,530
	Consumer Finance — 2.9%
6,813	Ally Financial, Inc.	350,529
17,889	SLM Corp.	351,698
3,729	Synchrony Financial	163,106
		865,333
	Containers & Packaging — 1.6%
8,196	International Paper Co.	475,368
	Diversified Telecommunication Services — 1.5%
7,871	Verizon Communications, Inc.	454,865
	Electric Utilities — 0.5%
1,554	Duke Energy Corp.	156,472
	Electronic Equipment, Instruments & Components — 2.7%
5,577	Corning, Inc.	246,559
9,523	FLIR Systems, Inc.	571,095
		817,654
	Energy Equipment & Services — 1.6%
14,456	Baker Hughes Co.	290,277
7,700	Schlumberger, Ltd.	208,285
		498,562
	Entertainment — 4.3%
6,342	Activision Blizzard, Inc.	578,327
2,688	Electronic Arts, Inc.	381,911
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — (Continued)
1,956	Take-Two Interactive Software, Inc.[1]	$ 343,043
		1,303,281
	Equity Real Estate Investment Trusts — 1.5%
690	American Tower Corp.	175,791
2,450	Prologis, Inc.	285,499
		461,290
	Food & Staples Retailing — 1.5%
12,793	Kroger Co. (The)	467,456
	Food Products — 3.0%
11,576	Conagra Brands, Inc.	429,354
2,543	General Mills, Inc.	154,767
5,082	Kellogg Co.	317,218
		901,339
	Health Care Providers & Services — 4.4%
8,160	Cardinal Health, Inc.	492,375
1,426	Cigna Corp.	355,088
1,059	Humana, Inc.	471,509
		1,318,972
	Health Care Technology — 1.0%
4,036	Cerner Corp.	302,902
	Hotels, Restaurants & Leisure — 0.5%
2,108	Wyndham Hotels & Resorts, Inc.	154,116
	Household Durables — 0.8%
49	NVR, Inc.[1]	245,887
	Household Products — 1.4%
5,220	Colgate-Palmolive Co.	421,254
	Independent Power & Renewable Electricity Producer — 1.6%
17,153	AES Corp. (The)	477,196
	Insurance — 1.9%
9,094	MetLife, Inc.	578,651
	Interactive Media & Service — 2.1%
276	Alphabet, Inc. - Class A1	649,566
	Internet & Direct Marketing Retail — 1.8%
9,492	eBay, Inc.	529,559
	IT Services — 6.0%
1,087	Accenture PLC - Class A	315,197
2,449	Automatic Data Processing, Inc.	457,939
2,213	Cognizant Technology Solutions Corp. - Class A	177,925
1,223	Fiserv, Inc.[1]	146,907
816	Gartner, Inc.[1]	159,838
2,149	PayPal Holdings, Inc.[1]	563,661
		1,821,467
	Life Sciences Tools & Services — 4.2%
1,700	Agilent Technologies, Inc.	227,188
487	Charles River Laboratories International, Inc.[1]	161,903
245	Mettler-Toledo International, Inc.[1]	321,763
877	Thermo Fisher Scientific, Inc.	412,392
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
511	Waters Corp.[1]	$ 153,234
		1,276,480
	Machinery — 2.7%
1,372	Cummins, Inc.	345,799
1,040	IDEX Corp.	233,168
2,000	Oshkosh Corp.	248,860
		827,827
	Media — 3.1%
14,951	Discovery, Inc. - Class C1	483,067
14,762	Interpublic Group of Cos., Inc. (The)	468,693
		951,760
	Metals & Mining — 0.8%
4,279	Steel Dynamics, Inc.	232,007
	Multi-Utilities — 1.0%
3,648	Dominion Energy, Inc.	291,475
	Pharmaceuticals — 1.8%
1,092	Eli Lilly & Co.	199,585
2,019	Jazz Pharmaceuticals PLC[1]	331,923
		531,508
	Professional Services — 2.7%
3,798	Leidos Holdings, Inc.	384,662
17,316	Nielsen Holdings PLC	444,155
		828,817
	Real Estate Management & Development — 1.7%
6,194	CBRE Group, Inc. - Class A1	527,729
	Road & Rail — 0.5%
1,556	CSX Corp.	156,767
	Semiconductors & Semiconductor Equipment — 4.8%
6,245	Applied Materials, Inc.	828,774
4,787	Intel Corp.	275,396
2,018	Skyworks Solutions, Inc.	365,924
		1,470,094
	Software — 8.0%
1,020	Adobe, Inc.[1]	518,507
4,176	Cadence Design Systems, Inc.[1]	550,272
3,184	Fortinet, Inc.[1]	650,268
2,772	Microsoft Corp.	699,043
		2,418,090
	Specialty Retail — 4.4%
4,774	Best Buy Co., Inc.	555,073
1,906	Lowe’s Cos., Inc.	374,053
2,455	Williams-Sonoma, Inc.	419,191
		1,348,317
	Technology Hardware, Storage & Peripherals — 3.3%
5,098	Dell Technologies, Inc. - Class C1	501,286
14,636	HP, Inc.	499,234
		1,000,520
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
Textiles, Apparel & Luxury Goods — 0.6%
1,728	Carter’s, Inc.	$ 187,989
Trading Companies & Distributors — 1.2%
1,140	United Rentals, Inc.[1]	364,743
TOTAL COMMON STOCKS (Cost $20,518,250)		30,249,194
TOTAL INVESTMENTS (Cost $20,518,250)	99.6%	$30,249,194
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	130,361
NET ASSETS	100.0%	$30,379,555

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.0%	$ 2,418,090
IT Services	6.0	1,821,467
Banks	5.5	1,663,019
Semiconductors & Semiconductor Equipment	4.8	1,470,094
Specialty Retail	4.4	1,348,317
Health Care Providers & Services	4.4	1,318,972
Entertainment	4.3	1,303,281
Life Sciences Tools & Services	4.2	1,276,480
Capital Markets	3.9	1,192,426
Technology Hardware, Storage & Peripherals	3.3	1,000,520
Media	3.1	951,760
Food Products	3.0	901,339
Consumer Finance	2.9	865,333
Professional Services	2.7	828,817
Machinery	2.7	827,827
Electronic Equipment, Instruments & Components	2.7	817,654
Interactive Media & Service	2.1	649,566
Auto Components	1.9	582,974
Insurance	1.9	578,651
Communications Equipment	1.8	554,530
Pharmaceuticals	1.8	531,508
Internet & Direct Marketing Retail	1.8	529,559
Real Estate Management & Development	1.7	527,729
Energy Equipment & Services	1.6	498,562
Independent Power & Renewable Electricity Producer	1.6	477,196
Containers & Packaging	1.6	475,368
Food & Staples Retailing	1.5	467,456
Equity Real Estate Investment Trusts	1.5	461,290
Diversified Telecommunication Services	1.5	454,865
Biotechnology	1.4	434,228
Household Products	1.4	421,254
Trading Companies & Distributors	1.2	364,743
Health Care Technology	1.0	302,902
Multi-Utilities	1.0	291,475
Building Products	0.9	275,338
Household Durables	0.8	245,887
Metals & Mining	0.8	232,007
Chemicals	0.8	231,366
Textiles, Apparel & Luxury Goods	0.6	187,989
Road & Rail	0.5	156,767
Electric Utilities	0.5	156,472
Hotels, Restaurants & Leisure	0.5	154,116
TOTAL COMMON STOCKS	99.6%	$30,249,194
TOTAL INVESTMENTS	99.6%	$30,249,194
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 0.8%
633	Northrop Grumman Corp.	$ 224,360
	Air Freight & Logistics — 1.4%
3,816	Expeditors International of Washington, Inc.	419,226
	Auto Components — 0.5%
3,273	BorgWarner, Inc.	159,002
	Automobiles — 1.4%
7,174	General Motors Co.[1]	410,496
	Banks — 4.7%
16,968	Citizens Financial Group, Inc.	785,279
7,957	East West Bancorp, Inc.	605,926
		1,391,205
	Biotechnology — 1.8%
3,185	Alexion Pharmaceuticals, Inc.[1]	537,246
	Building Products — 0.7%
1,986	Owens Corning	192,265
	Capital Markets — 3.8%
1,069	Ameriprise Financial, Inc.	276,230
5,000	Bank of New York Mellon Corp. (The)	249,400
3,258	T Rowe Price Group, Inc.	583,833
		1,109,463
	Chemicals — 1.8%
4,525	Eastman Chemical Co.	522,140
	Communications Equipment — 1.8%
6,600	Ciena Corp.[1]	333,102
1,020	F5 Networks, Inc.[1]	190,495
		523,597
	Consumer Finance — 2.9%
8,020	Ally Financial, Inc.	412,629
10,078	Synchrony Financial	440,812
		853,441
	Containers & Packaging — 2.7%
7,400	Graphic Packaging Holding Co.	137,270
11,412	International Paper Co.	661,896
		799,166
	Diversified Consumer Services — 0.9%
4,843	Service Corp. International	258,810
	Diversified Telecommunication Services — 3.2%
15,547	AT&T, Inc.	488,331
7,658	Verizon Communications, Inc.	442,556
		930,887
	Electric Utilities — 1.1%
4,700	Southern Co. (The)	310,999
	Energy Equipment & Services — 1.9%
27,595	Baker Hughes Co.	554,108
	Entertainment — 1.1%
1,869	Take-Two Interactive Software, Inc.[1]	327,785
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — 3.3%
1,343	American Tower Corp.	$ 342,156
19,995	VICI Properties, Inc.[2]	633,842
		975,998
	Food & Staples Retailing — 2.1%
16,569	Kroger Co. (The)	605,431
	Food Products — 2.7%
13,332	Conagra Brands, Inc.	494,484
4,637	General Mills, Inc.	282,208
		776,692
	Gas Utilities — 1.4%
9,175	UGI Corp.	401,039
	Health Care Providers & Services — 4.7%
6,076	Cardinal Health, Inc.	366,626
3,090	CVS Health Corp.	236,076
1,416	Humana, Inc.	630,460
1,145	Quest Diagnostics, Inc.	151,002
		1,384,164
	Household Products — 1.4%
4,904	Colgate-Palmolive Co.	395,753
	Independent Power & Renewable Electricity Producer — 0.5%
5,600	AES Corp. (The)	155,792
	Insurance — 2.4%
1,663	Allstate Corp. (The)	210,868
5,019	MetLife, Inc.	319,359
6,100	Unum Group	172,386
		702,613
	Interactive Media & Services — 5.0%
278	Alphabet, Inc. - Class A1	654,273
2,525	Facebook, Inc. - Class A1	820,827
		1,475,100
	Internet & Direct Marketing Retail — 0.6%
3,000	eBay, Inc.	167,370
	IT Services — 6.7%
1,414	Accenture PLC - Class A	410,017
5,377	Akamai Technologies, Inc.[1]	584,480
5,179	Cognizant Technology Solutions Corp. - Class A	416,392
2,071	PayPal Holdings, Inc.[1]	543,203
		1,954,092
	Leisure Product — 0.5%
1,415	Brunswick Corp.	151,589
	Life Sciences Tools & Services — 1.9%
1,470	Agilent Technologies, Inc.	196,451
1,161	Waters Corp.[1]	348,149
		544,600
	Machinery — 3.3%
2,512	Cummins, Inc.	633,125
3,536	ITT, Inc.	333,480
		966,605
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 3.3%
2,516	Comcast Corp. - Class A	$ 141,273
17,864	Interpublic Group of Cos., Inc. (The)	567,182
3,303	Omnicom Group, Inc.	271,705
		980,160
	Multi-line Retail — 1.0%
1,359	Target Corp.	281,666
	Pharmaceuticals — 3.3%
2,425	Jazz Pharmaceuticals PLC[1]	398,670
3,499	Johnson & Johnson	569,392
		968,062
	Professional Services — 1.0%
10,976	Nielsen Holdings PLC	281,534
	Semiconductors & Semiconductor Equipment — 5.3%
6,564	Applied Materials, Inc.	871,107
9,134	Intel Corp.	525,479
1,232	Teradyne, Inc.	154,099
		1,550,685
	Software — 8.0%
1,878	Dolby Laboratories, Inc. - Class A	190,561
6,148	Dropbox, Inc. - Class A1	158,004
3,345	Fortinet, Inc.[1]	683,149
2,712	Microsoft Corp.	683,912
8,363	Oracle Corp.	633,832
		2,349,458
	Specialty Retail — 4.6%
5,434	Best Buy Co., Inc.	631,811
1,164	Home Depot, Inc. (The)	376,752
1,763	Lowe’s Cos., Inc.	345,989
		1,354,552
	Technology Hardware, Storage & Peripherals — 3.7%
2,911	Dell Technologies, Inc. - Class C1	286,239
10,847	NetApp, Inc.	810,162
		1,096,401
	TOTAL COMMON STOCKS (Cost $20,804,301)	29,043,552
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$ 23,800	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $23,800, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $24,300, coupon rate of 0.125%, due 4/30/23, market value of $24,279)	23,800
	TOTAL REPURCHASE AGREEMENT (Cost $23,800)	23,800
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
649,838	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 649,838
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $649,838)		649,838
TOTAL INVESTMENTS (Cost $21,477,939)	101.5%	$29,717,190
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.5)	(436,563)
NET ASSETS	100.0%	$29,280,627

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.0%	$ 2,349,458
IT Services	6.7	1,954,092
Semiconductors & Semiconductor Equipment	5.3	1,550,685
Interactive Media & Services	5.0	1,475,100
Banks	4.7	1,391,205
Health Care Providers & Services	4.7	1,384,164
Specialty Retail	4.6	1,354,552
Capital Markets	3.8	1,109,463
Technology Hardware, Storage & Peripherals	3.7	1,096,401
Media	3.3	980,160
Equity Real Estate Investment Trusts	3.3	975,998
Pharmaceuticals	3.3	968,062
Machinery	3.3	966,605
Diversified Telecommunication Services	3.2	930,887
Consumer Finance	2.9	853,441
Containers & Packaging	2.7	799,166
Food Products	2.7	776,692
Insurance	2.4	702,613
Food & Staples Retailing	2.1	605,431
Energy Equipment & Services	1.9	554,108
Life Sciences Tools & Services	1.9	544,600
Biotechnology	1.8	537,246
Communications Equipment	1.8	523,597
Chemicals	1.8	522,140
Air Freight & Logistics	1.4	419,226
Automobiles	1.4	410,496
Gas Utilities	1.4	401,039
Household Products	1.4	395,753
Entertainment	1.1	327,785
Electric Utilities	1.1	310,999
Multi-line Retail	1.0	281,666
Professional Services	1.0	281,534
Diversified Consumer Services	0.9	258,810
Aerospace & Defense	0.8	224,360
Building Products	0.7	192,265
Internet & Direct Marketing Retail	0.6	167,370
Auto Components	0.5	159,002
Independent Power & Renewable Electricity Producer	0.5	155,792
Leisure Product	0.5	151,589
TOTAL COMMON STOCKS	99.2%	$29,043,552
REPURCHASE AGREEMENT	0.1	23,800
INVESTMENT OF SECURITY LENDING COLLATERAL	2.2	649,838
TOTAL INVESTMENTS	101.5%	$29,717,190
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.4%
	Air Freight & Logistics — 2.8%
13,980	Expeditors International of Washington, Inc.	$ 1,535,843
7,240	Hub Group, Inc. - Class A1	475,813
		2,011,656
	Banks — 4.7%
19,900	Bank OZK	815,701
21,060	East West Bancorp, Inc.[2]	1,603,719
78,220	FNB Corp.	1,008,256
		3,427,676
	Beverages — 0.9%
6,380	Monster Beverage Corp.[1]	619,179
	Biotechnology — 1.8%
28,820	Coherus Biosciences, Inc.[1]	426,536
34,500	Exelixis, Inc.[1]	849,390
		1,275,926
	Capital Markets — 5.3%
30,360	Federated Hermes, Inc.	874,368
15,280	Franklin Resources, Inc.	458,400
19,480	Invesco, Ltd.	525,960
15,840	SEI Investments Co.	973,210
14,790	Stifel Financial Corp.	1,023,320
		3,855,258
	Chemicals — 1.6%
18,460	Dow, Inc.	1,153,750
	Commercial Services & Supplies — 2.7%
27,640	ABM Industries, Inc.	1,420,972
4,720	Republic Services, Inc.	501,736
		1,922,708
	Construction & Engineering — 2.9%
10,200	AECOM[1]	677,586
11,820	EMCOR Group, Inc.[2]	1,416,036
		2,093,622
	Consumer Finance — 1.4%
51,840	SLM Corp.	1,019,174
	Distributors — 1.2%
18,600	LKQ Corp.[1,2]	868,806
	Diversified Consumer Services — 1.0%
21,340	Adtalem Global Education, Inc.[1]	732,175
	Diversified Telecommunication Services — 1.5%
18,620	Verizon Communications, Inc.	1,076,050
	Electric Utilities — 1.1%
18,300	Exelon Corp.[2]	822,402
	Electrical Equipment — 2.1%
10,600	Regal Beloit Corp.	1,530,958
	Electronic Equipment, Instruments & Components — 3.3%
7,840	Arrow Electronics, Inc.[1]	894,309
28,780	Jabil, Inc.	1,508,648
		2,402,957
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 0.9%
32,560	Baker Hughes Co.	$ 653,805
	Entertainment — 1.4%
11,420	Activision Blizzard, Inc.	1,041,390
	Equity Real Estate Investment Trusts — 6.4%
9,960	Gaming and Leisure Properties, Inc.	463,040
17,940	Invitation Homes, Inc.	628,977
25,960	Medical Properties Trust, Inc.	572,418
37,700	Omega Healthcare Investors, Inc.	1,432,600
47,020	VICI Properties, Inc.[3]	1,490,534
		4,587,569
	Food & Staples Retailing — 2.7%
30,940	Kroger Co. (The)	1,130,547
30,560	Sprouts Farmers Market, Inc.[1]	782,642
		1,913,189
	Health Care Equipment & Supplies — 1.5%
15,560	DENTSPLY SIRONA, Inc.	1,050,456
	Health Care Providers & Services — 2.5%
15,230	Centene Corp.[1,2]	940,300
11,660	CVS Health Corp.	890,824
		1,831,124
	Hotels, Restaurants & Leisure — 2.0%
85,220	International Game Technology PLC[1,3]	1,467,488
	Household Durables — 3.7%
26,705	KB Home	1,287,982
23,580	PulteGroup, Inc.	1,394,050
		2,682,032
	Insurance — 5.0%
25,980	Fidelity National Financial, Inc.	1,185,208
24,760	MetLife, Inc.	1,575,479
35,320	Old Republic International Corp.	869,578
		3,630,265
	Internet & Direct Marketing Retail — 1.4%
18,260	eBay, Inc.[2]	1,018,725
	IT Services — 4.3%
19,900	Amdocs, Ltd.	1,527,126
33,280	Genpact, Ltd.	1,581,799
		3,108,925
	Machinery — 3.1%
16,720	ITT, Inc.	1,576,863
9,900	Pentair PLC	638,649
		2,215,512
	Media — 2.8%
14,008	Comcast Corp. - Class A2	786,549
22,480	Discovery, Inc. - Class A1	846,597
10,920	Fox Corp. - Class A	408,627
		2,041,773
	Metals & Mining — 3.0%
29,500	Commercial Metals Co.	861,990
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
8,320	Reliance Steel & Aluminum Co.[2]	$ 1,333,779
		2,195,769
	Multi-Utilities — 2.4%
12,780	MDU Resources Group, Inc.	427,619
20,900	Public Service Enterprise Group, Inc.	1,320,044
		1,747,663
	Oil, Gas & Consumable Fuels — 1.6%
49,980	Devon Energy Corp.	1,168,532
	Paper & Forest Products — 1.0%
10,740	Louisiana-Pacific Corp.	707,551
	Pharmaceuticals — 1.4%
26,260	Pfizer, Inc.	1,014,949
	Professional Services — 2.0%
8,880	ASGN, Inc.[1]	933,998
18,880	Nielsen Holdings PLC	484,272
		1,418,270
	Semiconductors & Semiconductor Equipment — 3.6%
60,020	Amkor Technology, Inc.	1,213,604
5,880	Diodes, Inc.[1]	451,643
16,600	Intel Corp.	954,998
		2,620,245
	Software — 5.9%
57,560	Cloudera, Inc.[1,2]	730,436
55,280	Dropbox, Inc. - Class A1	1,420,696
16,880	Oracle Corp.	1,279,335
11,320	SS&C Technologies Holdings, Inc.[2]	840,171
		4,270,638
	Specialty Retail — 1.7%
10,460	Best Buy Co., Inc.[2]	1,216,184
	Thrifts & Mortgage Finance — 2.0%
96,200	MGIC Investment Corp.[2]	1,466,088
	Wireless Telecommunication Services — 0.8%
17,840	United States Cellular Corp.[1]	608,879
	TOTAL COMMON STOCKS (Cost $46,185,222)	70,489,318
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$ 650,174	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $650,174, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $663,800, coupon rate of 0.125%, due 4/30/23, market value of $663,230)	650,174
	TOTAL REPURCHASE AGREEMENT (Cost $650,174)	650,174
TOTAL LONG INVESTMENTS (Cost $46,835,396)	98.3%	$ 71,139,492
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (66.5)%
	Aerospace & Defense — (3.7)%
(5,960)	Boeing Co. (The)[1]	$ (1,396,488)
(2,080)	TransDigm Group, Inc.[1]	(1,276,579)
		(2,673,067)
	Airlines — (4.3)%
(16,180)	Alaska Air Group, Inc.[1]	(1,118,685)
(14,260)	Southwest Airlines Co.[1]	(895,243)
(20,220)	United Airlines Holdings, Inc.[1]	(1,099,968)
		(3,113,896)
	Banks — (2.7)%
(11,680)	Commerce Bancshares, Inc.	(908,821)
(21,740)	First Financial Bankshares, Inc.	(1,066,999)
		(1,975,820)
	Beverages — (0.7)%
(400)	Boston Beer Co., Inc. (The) Class A1	(486,596)
	Building Products — (1.3)%
(2,720)	Lennox International, Inc.	(912,125)
	Capital Markets — (0.6)%
(520)	BlackRock, Inc.	(426,036)
	Chemicals — (2.9)%
(3,340)	Air Products and Chemicals, Inc.	(963,523)
(3,900)	Albemarle Corp.	(655,863)
(2,000)	Ecolab, Inc.	(448,240)
		(2,067,626)
	Commercial Services & Supplies — (1.7)%
(82,040)	Covanta Holding Corp.	(1,233,882)
	Consumer Finance — (2.2)%
(10,520)	American Express Co.	(1,613,242)
	Containers & Packaging — (1.1)%
(8,580)	Ball Corp.	(803,431)
	Diversified Consumer Services — (1.0)%
(4,980)	Bright Horizons Family Solutions, Inc.[1]	(721,253)
	Electric Utilities — (1.3)%
(12,800)	MGE Energy, Inc.	(957,568)
	Electrical Equipment — (1.3)%
(3,460)	Rockwell Automation, Inc.	(914,340)
	Electronic Equipment, Instruments & Components — (1.2)%
(20,040)	National Instruments Corp.	(829,856)
	Entertainment — (1.3)%
(11,900)	Live Nation Entertainment, Inc.[1]	(974,372)
	Equity Real Estate Investment Trusts — (5.1)%
(58,420)	Host Hotels & Resorts, Inc.	(1,060,907)
(100,660)	Mack-Cali Realty Corp.	(1,646,798)
(21,960)	Vornado Realty Trust	(1,004,670)
		(3,712,375)
	Food Products — (1.2)%
(5,440)	J&J Snack Foods Corp.	(895,478)
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (3.4)%
(11,420)	Edwards Lifesciences Corp.[1]	$ (1,090,838)
(580)	Intuitive Surgical, Inc.[1]	(501,700)
(3,360)	Stryker Corp.	(882,437)
		(2,474,975)
	Hotels, Restaurants & Leisure — (4.3)%
(360)	Booking Holdings, Inc.[1]	(887,789)
(9,140)	Cracker Barrel Old Country Store, Inc.	(1,530,676)
(11,360)	Las Vegas Sands Corp.[1]	(695,913)
		(3,114,378)
	Household Durables — (1.2)%
(17,820)	Leggett & Platt, Inc.	(885,119)
	Insurance — (4.3)%
(3,480)	Erie Indemnity Co. - Class A	(744,790)
(12,700)	Progressive Corp. (The)	(1,279,398)
(13,400)	W R Berkley Corp.	(1,068,248)
		(3,092,436)
	IT Services — (2.3)%
(7,800)	Fidelity National Information Services, Inc.	(1,192,620)
(1,160)	MasterCard, Inc. - Class A	(443,190)
		(1,635,810)
	Leisure Product — (1.4)%
(10,140)	Hasbro, Inc.	(1,008,423)
	Machinery — (1.7)%
(12,180)	Kennametal, Inc.	(489,149)
(5,900)	Woodward, Inc.	(737,559)
		(1,226,708)
	Metals & Mining — (1.3)%
(13,380)	Compass Minerals International, Inc.	(908,770)
	Mortgage Real Estate Investment Trust — (1.1)%
(24,960)	Blackstone Mortgage Trust, Inc. - Class A	(810,950)
	Oil, Gas & Consumable Fuels — (2.3)%
(21,740)	Cheniere Energy, Inc.[1]	(1,685,285)
	Semiconductors & Semiconductor Equipment — (1.8)%
(13,120)	Cree, Inc.[1]	(1,304,390)
	Software — (4.5)%
(4,120)	ANSYS, Inc.[1]	(1,506,519)
(2,840)	Autodesk, Inc.[1]	(829,025)
(17,700)	Nuance Communications, Inc.[1]	(941,109)
		(3,276,653)
	Specialty Retail — (2.2)%
(22,900)	Monro, Inc.	(1,616,511)
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Thrifts & Mortgage Finance — (1.1)%
(60,880)	Capitol Federal Financial, Inc.	$ (786,874)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(42,975,013))		(48,138,245)
TOTAL SHORT INVESTMENTS (Proceeds $(42,975,013))	(66.5)%	$(48,138,245)
TOTAL INVESTMENTS (Cost $3,860,383)	31.8%	$ 23,001,247
OTHER ASSETS IN EXCESS OF LIABILITIES	68.2	49,332,290
NET ASSETS	100.0%	$ 72,333,537

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $10,958,386.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	6.4%	$ 4,587,569
Software	5.9	4,270,638
Capital Markets	5.3	3,855,258
Insurance	5.0	3,630,265
Banks	4.7	3,427,676
IT Services	4.3	3,108,925
Household Durables	3.7	2,682,032
Semiconductors & Semiconductor Equipment	3.6	2,620,245
Electronic Equipment, Instruments & Components	3.3	2,402,957
Machinery	3.1	2,215,512
Metals & Mining	3.0	2,195,769
Construction & Engineering	2.9	2,093,622
Media	2.8	2,041,773
Air Freight & Logistics	2.8	2,011,656
Commercial Services & Supplies	2.7	1,922,708
Food & Staples Retailing	2.7	1,913,189
Health Care Providers & Services	2.5	1,831,124
Multi-Utilities	2.4	1,747,663
Electrical Equipment	2.1	1,530,958
Hotels, Restaurants & Leisure	2.0	1,467,488
Thrifts & Mortgage Finance	2.0	1,466,088
Professional Services	2.0	1,418,270
Biotechnology	1.8	1,275,926
Specialty Retail	1.7	1,216,184
Oil, Gas & Consumable Fuels	1.6	1,168,532
Chemicals	1.6	1,153,750
Diversified Telecommunication Services	1.5	1,076,050
Health Care Equipment & Supplies	1.5	1,050,456
Entertainment	1.4	1,041,390
Consumer Finance	1.4	1,019,174
Internet & Direct Marketing Retail	1.4	1,018,725
Pharmaceuticals	1.4	1,014,949
Distributors	1.2	868,806
Electric Utilities	1.1	822,402
Diversified Consumer Services	1.0	732,175
Paper & Forest Products	1.0	707,551
Energy Equipment & Services	0.9	653,805
Beverages	0.9	619,179
Wireless Telecommunication Services	0.8	608,879
Short Positions:
Capital Markets	(0.6)	(426,036)
Beverages	(0.7)	(486,596)
Diversified Consumer Services	(1.0)	(721,253)
Thrifts & Mortgage Finance	(1.1)	(786,874)
Containers & Packaging	(1.1)	(803,431)
Mortgage Real Estate Investment Trust	(1.1)	(810,950)
Electronic Equipment, Instruments & Components	(1.2)	(829,856)
Household Durables	(1.2)	(885,119)
Food Products	(1.2)	(895,478)
Metals & Mining	(1.3)	(908,770)
Building Products	(1.3)	(912,125)
Electrical Equipment	(1.3)	(914,340)
Electric Utilities	(1.3)	(957,568)
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Entertainment	(1.3)%	$ (974,372)
Leisure Product	(1.4)	(1,008,423)
Machinery	(1.7)	(1,226,708)
Commercial Services & Supplies	(1.7)	(1,233,882)
Semiconductors & Semiconductor Equipment	(1.8)	(1,304,390)
Consumer Finance	(2.2)	(1,613,242)
Specialty Retail	(2.2)	(1,616,511)
IT Services	(2.3)	(1,635,810)
Oil, Gas & Consumable Fuels	(2.3)	(1,685,285)
Banks	(2.7)	(1,975,820)
Chemicals	(2.9)	(2,067,626)
Health Care Equipment & Supplies	(3.4)	(2,474,975)
Aerospace & Defense	(3.7)	(2,673,067)
Insurance	(4.3)	(3,092,436)
Airlines	(4.3)	(3,113,896)
Hotels, Restaurants & Leisure	(4.3)	(3,114,378)
Software	(4.5)	(3,276,653)
Equity Real Estate Investment Trusts	(5.1)	(3,712,375)
TOTAL COMMON STOCKS	30.9%	$22,351,073
REPURCHASE AGREEMENT	0.9	650,174
TOTAL INVESTMENTS	31.8%	$23,001,247
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.2%
	Air Freight & Logistics — 3.5%
5,680	Expeditors International of Washington, Inc.	$ 624,005
9,080	Hub Group, Inc. - Class A1	596,737
		1,220,742
	Automobiles — 2.3%
69,560	Ford Motor Co.[1]	802,722
	Banks — 5.1%
13,660	Citizens Financial Group, Inc.	632,185
49,520	First Horizon Corp.	905,721
16,400	Huntington Bancshares, Inc.	251,248
		1,789,154
	Beverages — 0.6%
2,160	Monster Beverage Corp.[1]	209,628
	Biotechnology — 1.8%
12,260	Coherus Biosciences, Inc.[1]	181,448
18,480	Exelixis, Inc.[1]	454,978
		636,426
	Building Products — 2.3%
7,620	Fortune Brands Home & Security, Inc.	799,948
	Capital Markets — 4.5%
4,860	Federated Hermes, Inc.	139,968
5,300	Intercontinental Exchange, Inc.	623,863
3,880	Nasdaq, Inc.	626,775
6,120	Virtu Financial, Inc. - Class A	181,336
		1,571,942
	Chemicals — 1.5%
18,600	Huntsman Corp.	533,262
	Commercial Services & Supplies — 0.8%
2,700	Republic Services, Inc.	287,010
	Communications Equipment — 1.5%
20,380	Juniper Networks, Inc.	517,448
	Construction & Engineering — 3.8%
7,920	EMCOR Group, Inc.[2]	948,816
3,940	Quanta Services, Inc.	380,762
		1,329,578
	Consumer Finance — 2.7%
48,120	SLM Corp.[2]	946,039
	Containers & Packaging — 1.0%
8,160	Silgan Holdings, Inc.	344,107
	Distributors — 1.4%
10,400	LKQ Corp.[1]	485,784
	Diversified Consumer Services — 0.4%
4,420	Adtalem Global Education, Inc.[1]	151,650
	Diversified Financial Services — 0.5%
5,220	Equitable Holdings, Inc.	178,681
	Diversified Telecommunication Services — 1.8%
26,200	Lumen Technologies, Inc.	336,146
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — (Continued)
4,860	Verizon Communications, Inc.	$ 280,859
		617,005
	Electric Utilities — 1.7%
13,300	Exelon Corp.[2]	597,702
	Electrical Equipment — 2.3%
5,560	Regal Beloit Corp.[2]	803,031
	Electronic Equipment, Instruments & Components — 2.0%
6,040	Arrow Electronics, Inc.[1]	688,983
	Energy Equipment & Services — 0.6%
10,620	Baker Hughes Co.	213,250
	Entertainment — 2.2%
8,480	Activision Blizzard, Inc.[2]	773,291
	Equity Real Estate Investment Trusts — 4.0%
5,560	American Homes 4 Rent - Class A	205,942
9,240	Lamar Advertising Co. - Class A2	915,130
8,340	VICI Properties, Inc.[3]	264,378
		1,385,450
	Food & Staples Retailing — 3.5%
12,900	Kroger Co. (The)	471,366
14,087	Sprouts Farmers Market, Inc.[1]	360,768
2,740	Walmart, Inc.	383,353
		1,215,487
	Food Products — 2.5%
12,500	Darling Ingredients, Inc.[1]	868,125
	Gas Utilities — 1.4%
10,920	UGI Corp.	477,313
	Health Care Equipment & Supplies — 0.9%
4,900	DENTSPLY SIRONA, Inc.	330,799
	Health Care Providers & Services — 5.7%
7,180	Centene Corp.[1]	443,293
7,820	DaVita, Inc.[1,2]	911,264
2,548	Molina Healthcare, Inc.[1,2]	649,995
		2,004,552
	Hotels, Restaurants & Leisure — 2.8%
56,200	International Game Technology PLC[1,3]	967,764
	Household Durables — 2.6%
6,620	DR Horton, Inc.	650,680
4,337	PulteGroup, Inc.	256,403
		907,083
	Household Products — 0.9%
6,280	Central Garden & Pet Co. - Class A1	309,416
	Insurance — 3.3%
10,580	Fidelity National Financial, Inc.	482,660
18,000	Old Republic International Corp.	443,160
8,000	Unum Group	226,080
		1,151,900
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 0.9%
5,620	eBay, Inc.	$ 313,540
	IT Services — 4.0%
5,100	Amdocs, Ltd.	391,374
2,720	Cognizant Technology Solutions Corp. - Class A	218,688
16,560	Genpact, Ltd.[2]	787,097
		1,397,159
	Leisure Product — 0.7%
2,160	Brunswick Corp.	231,401
	Life Sciences Tools & Services — 2.6%
5,400	Medpace Holdings, Inc.[1,2]	916,272
	Media — 6.5%
11,360	Comcast Corp. - Class A2	637,864
5,242	Discovery, Inc. - Class A1	197,414
10,440	Fox Corp. - Class A	390,665
3,960	New York Times Co. (The) - Class A	179,823
33,821	News Corp. - Class A2	885,941
		2,291,707
	Metals & Mining — 1.6%
5,680	Commercial Metals Co.	165,970
2,546	Reliance Steel & Aluminum Co.[2]	408,149
		574,119
	Multi-line Retail — 2.7%
4,500	Target Corp.[2]	932,670
	Multi-Utilities — 0.5%
5,540	MDU Resources Group, Inc.	185,368
	Oil, Gas & Consumable Fuels — 2.1%
32,200	Devon Energy Corp.	752,836
	Paper & Forest Products — 0.8%
4,400	Louisiana-Pacific Corp.	289,872
	Pharmaceuticals — 3.0%
1,000	Johnson & Johnson	162,730
12,720	Pfizer, Inc.	491,628
13,580	Supernus Pharmaceuticals, Inc.[1]	413,511
		1,067,869
	Professional Services — 2.0%
4,480	ASGN, Inc.[1]	471,206
2,660	Robert Half International, Inc.	233,043
		704,249
	Semiconductors & Semiconductor Equipment — 5.8%
6,500	Applied Materials, Inc.	862,615
9,920	Diodes, Inc.[1,2]	761,955
7,060	Intel Corp.[2]	406,162
		2,030,732
	Software — 10.9%
18,560	Box, Inc. - Class A1	395,328
30,260	Cloudera, Inc.[1]	383,999
6,440	Dolby Laboratories, Inc. - Class A	653,467
18,580	Dropbox, Inc. - Class A1,2	477,506
See Notes to Financial Statements.
91

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
9,200	Oracle Corp.	$ 697,268
3,420	Progress Software Corp.	149,317
7,820	SPS Commerce, Inc.[1]	801,081
3,600	SS&C Technologies Holdings, Inc.	267,192
		3,825,158
	Specialty Retail — 2.4%
1,600	Best Buy Co., Inc.[2]	186,032
3,760	Williams-Sonoma, Inc.[2]	642,020
		828,052
	Technology Hardware, Storage & Peripherals — 5.4%
3,420	Dell Technologies, Inc. - Class C1	336,289
25,120	HP, Inc.	856,843
9,580	NetApp, Inc.	715,530
		1,908,662
	Thrifts & Mortgage Finance — 3.4%
64,780	MGIC Investment Corp.[2]	987,247
8,640	Radian Group, Inc.	212,890
		1,200,137
	Trading Companies & Distributors — 1.4%
5,260	WESCO International, Inc.[1]	482,447
	Wireless Telecommunication Services — 0.6%
8,807	Telephone & Data Systems, Inc.	202,385
	TOTAL COMMON STOCKS (Cost $27,738,664)	45,249,907
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$240,134	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $240,134, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $245,200, coupon rate of 0.125%, due 4/30/23, market value of $244,989)	240,134
	TOTAL REPURCHASE AGREEMENT (Cost $240,134)	240,134
TOTAL LONG INVESTMENTS (Cost $27,978,798)	129.9%	$ 45,490,041
Shares
COMMON STOCKS SOLD SHORT* — (29.6)%
	Aerospace & Defense — (2.3)%
(600)	Boeing Co. (The)[1]	(140,586)
(2,400)	Hexcel Corp.[1]	(135,384)
(700)	L3Harris Technologies, Inc.	(146,461)
(300)	Teledyne Technologies, Inc.[1]	(134,325)
(380)	TransDigm Group, Inc.[1]	(233,221)
		(789,977)
	Airlines — (1.5)%
(2,500)	Alaska Air Group, Inc.[1]	(172,850)
(3,340)	Southwest Airlines Co.[1]	(209,685)
(2,700)	United Airlines Holdings, Inc.[1]	(146,880)
		(529,415)
See Notes to Financial Statements.
92

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (1.7)%
(1,500)	Bank of Hawaii Corp.	$ (136,335)
(1,800)	Commerce Bancshares, Inc.	(140,058)
(2,000)	Community Bank System, Inc.	(155,260)
(3,320)	First Financial Bankshares, Inc.	(162,946)
		(594,599)
	Beverages — (0.7)%
(100)	Boston Beer Co., Inc. (The) Class A1	(121,649)
(900)	PepsiCo, Inc.	(129,744)
		(251,393)
	Capital Markets — (0.5)%
(600)	Morningstar, Inc.	(159,006)
	Chemicals — (1.5)%
(500)	Air Products and Chemicals, Inc.	(144,240)
(750)	Albemarle Corp.	(126,127)
(1)	Dow, Inc.	(63)
(720)	Ecolab, Inc.	(161,366)
(320)	NewMarket Corp.	(110,909)
		(542,705)
	Commercial Services & Supplies — (0.5)%
(460)	Cintas Corp.	(158,764)
	Consumer Finance — (0.3)%
(580)	American Express Co.	(88,943)
	Containers & Packaging — (0.5)%
(1,980)	Ball Corp.	(185,407)
	Diversified Consumer Services — (0.3)%
(634)	Bright Horizons Family Solutions, Inc.[1]	(91,822)
	Electrical Equipment — (0.4)%
(1,380)	Vicor Corp.[1]	(127,277)
	Electronic Equipment, Instruments & Components — (1.2)%
(1,520)	Itron, Inc.[1]	(136,709)
(1,000)	Keysight Technologies, Inc.[1]	(144,350)
(3,020)	National Instruments Corp.	(125,058)
		(406,117)
	Entertainment — (0.3)%
(1,440)	Live Nation Entertainment, Inc.[1]	(117,907)
	Equity Real Estate Investment Trusts — (1.4)%
(8,120)	Acadia Realty Trust	(169,627)
(9,240)	Host Hotels & Resorts, Inc.	(167,798)
(2,400)	Regency Centers Corp.	(152,784)
		(490,209)
	Food & Staples Retailing — (0.4)%
(1,720)	Sysco Corp.	(145,736)
	Food Products — (0.8)%
(5,760)	Flowers Foods, Inc.	(138,010)
(800)	J&J Snack Foods Corp.	(131,688)
		(269,698)
	Health Care Equipment & Supplies — (0.3)%
(480)	Becton Dickinson and Co.	(119,429)
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (3.0)%
(60)	Booking Holdings, Inc.[1]	$ (147,965)
(736)	Churchill Downs, Inc.	(155,664)
(1,580)	Cracker Barrel Old Country Store, Inc.	(264,603)
(3,600)	Dave & Buster’s Entertainment, Inc.[1]	(164,376)
(2,620)	Las Vegas Sands Corp.[1]	(160,501)
(1,600)	Texas Roadhouse, Inc.	(171,232)
		(1,064,341)
	Household Durables — (0.4)%
(2,960)	Leggett & Platt, Inc.	(147,023)
	Insurance — (2.1)%
(1,040)	Assurant, Inc.	(161,824)
(540)	Erie Indemnity Co. - Class A	(115,571)
(1,460)	Globe Life, Inc.	(149,635)
(2,320)	Lincoln National Corp.	(148,782)
(2,920)	Loews Corp.	(162,790)
		(738,602)
	IT Services — (0.3)%
(800)	Fidelity National Information Services, Inc.	(122,320)
	Machinery — (0.8)%
(3,400)	Kennametal, Inc.	(136,544)
(1,100)	Woodward, Inc.	(137,511)
		(274,055)
	Metals & Mining — (0.4)%
(1,900)	Compass Minerals International, Inc.	(129,048)
	Mortgage Real Estate Investment Trust — (0.4)%
(15,620)	Annaly Capital Management, Inc.	(141,830)
	Oil, Gas & Consumable Fuels — (0.7)%
(7,040)	Cabot Oil & Gas Corp.	(117,357)
(1,700)	Cheniere Energy, Inc.[1]	(131,784)
		(249,141)
	Road & Rail — (1.3)%
(940)	JB Hunt Transport Services, Inc.	(160,467)
(530)	Norfolk Southern Corp.	(147,997)
(640)	Union Pacific Corp.	(142,138)
		(450,602)
	Semiconductors & Semiconductor Equipment — (0.9)%
(1,210)	CMC Materials, Inc.	(221,950)
(1,100)	Cree, Inc.[1]	(109,362)
		(331,312)
	Software — (0.8)%
(200)	MicroStrategy, Inc. - Class A1	(131,432)
(2,960)	Nuance Communications, Inc.[1]	(157,383)
		(288,815)
	Specialty Retail — (1.5)%
(7,900)	Designer Brands, Inc. - Class A	(139,830)
(3,440)	Monro, Inc.	(242,830)
(1,100)	Ross Stores, Inc.	(144,034)
		(526,694)
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Textiles, Apparel & Luxury Goods — (1.2)%
(1,660)	Oxford Industries, Inc.	$ (151,442)
(3,600)	Steven Madden, Ltd.	(146,412)
(1,500)	VF Corp.	(131,490)
		(429,344)
	Thrifts & Mortgage Finance — (0.4)%
(9,980)	Capitol Federal Financial, Inc.	(128,991)
	Trading Companies & Distributors — (0.8)%
(1,280)	MSC Industrial Direct Co., Inc.	(115,405)
(350)	WW Grainger, Inc.	(151,739)
		(267,144)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,768,572))	(10,357,666)
TOTAL SHORT INVESTMENTS (Proceeds $(9,768,572))	(29.6)%	$(10,357,666)
TOTAL INVESTMENTS (Cost $18,210,226)	100.3%	$ 35,132,375
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(116,136)
NET ASSETS	100.0%	$ 35,016,239

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,953,829.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Software	10.9%	$ 3,825,158
Media	6.5	2,291,707
Semiconductors & Semiconductor Equipment	5.8	2,030,732
Health Care Providers & Services	5.7	2,004,552
Technology Hardware, Storage & Peripherals	5.4	1,908,662
Banks	5.1	1,789,154
Capital Markets	4.5	1,571,942
IT Services	4.0	1,397,159
Equity Real Estate Investment Trusts	4.0	1,385,450
Construction & Engineering	3.8	1,329,578
Air Freight & Logistics	3.5	1,220,742
Food & Staples Retailing	3.5	1,215,487
Thrifts & Mortgage Finance	3.4	1,200,137
Insurance	3.3	1,151,900
Pharmaceuticals	3.0	1,067,869
Hotels, Restaurants & Leisure	2.8	967,764
Consumer Finance	2.7	946,039
Multi-line Retail	2.7	932,670
Life Sciences Tools & Services	2.6	916,272
Household Durables	2.6	907,083
Food Products	2.5	868,125
Specialty Retail	2.4	828,052
Electrical Equipment	2.3	803,031
Automobiles	2.3	802,722
Building Products	2.3	799,948
Entertainment	2.2	773,291
Oil, Gas & Consumable Fuels	2.1	752,836
Professional Services	2.0	704,249
Electronic Equipment, Instruments & Components	2.0	688,983
Biotechnology	1.8	636,426
Diversified Telecommunication Services	1.8	617,005
Electric Utilities	1.7	597,702
Metals & Mining	1.6	574,119
Chemicals	1.5	533,262
Communications Equipment	1.5	517,448
Distributors	1.4	485,784
Trading Companies & Distributors	1.4	482,447
Gas Utilities	1.4	477,313
Containers & Packaging	1.0	344,107
Health Care Equipment & Supplies	0.9	330,799
Internet & Direct Marketing Retail	0.9	313,540
Household Products	0.9	309,416
Paper & Forest Products	0.8	289,872
Commercial Services & Supplies	0.8	287,010
Leisure Product	0.7	231,401
Energy Equipment & Services	0.6	213,250
Beverages	0.6	209,628
Wireless Telecommunication Services	0.6	202,385
Multi-Utilities	0.5	185,368
Diversified Financial Services	0.5	178,681
Diversified Consumer Services	0.4	151,650
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions:
Consumer Finance	(0.3)%	$ (88,943)
Diversified Consumer Services	(0.3)	(91,822)
Entertainment	(0.3)	(117,907)
Health Care Equipment & Supplies	(0.3)	(119,429)
IT Services	(0.3)	(122,320)
Electrical Equipment	(0.4)	(127,277)
Thrifts & Mortgage Finance	(0.4)	(128,991)
Metals & Mining	(0.4)	(129,048)
Mortgage Real Estate Investment Trust	(0.4)	(141,830)
Food & Staples Retailing	(0.4)	(145,736)
Household Durables	(0.4)	(147,023)
Commercial Services & Supplies	(0.5)	(158,764)
Capital Markets	(0.5)	(159,006)
Containers & Packaging	(0.5)	(185,407)
Oil, Gas & Consumable Fuels	(0.7)	(249,141)
Beverages	(0.7)	(251,393)
Trading Companies & Distributors	(0.8)	(267,144)
Food Products	(0.8)	(269,698)
Machinery	(0.8)	(274,055)
Software	(0.8)	(288,815)
Semiconductors & Semiconductor Equipment	(0.9)	(331,312)
Electronic Equipment, Instruments & Components	(1.2)	(406,117)
Textiles, Apparel & Luxury Goods	(1.2)	(429,344)
Road & Rail	(1.3)	(450,602)
Equity Real Estate Investment Trusts	(1.4)	(490,209)
Specialty Retail	(1.5)	(526,694)
Airlines	(1.5)	(529,415)
Chemicals	(1.5)	(542,705)
Banks	(1.7)	(594,599)
Insurance	(2.1)	(738,602)
Aerospace & Defense	(2.3)	(789,977)
Hotels, Restaurants & Leisure	(3.0)	(1,064,341)
TOTAL COMMON STOCKS	99.6%	$34,892,241
REPURCHASE AGREEMENT	0.7	240,134
TOTAL INVESTMENTS	100.3%	$35,132,375
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 2.7%
85,941	Raytheon Technologies Corp.	$ 7,153,729
	Banks — 5.3%
41,611	JPMorgan Chase & Co.	6,400,188
40,404	PNC Financial Services Group, Inc. (The)	7,553,528
		13,953,716
	Beverages — 1.8%
32,216	PepsiCo, Inc.	4,644,259
	Biotechnology — 1.5%
14,279	Biogen, Inc.[1]	3,817,205
	Capital Markets — 1.8%
42,729	Northern Trust Corp.	4,862,560
	Chemicals — 2.4%
36,674	PPG Industries, Inc.	6,280,056
	Communications Equipment — 1.9%
99,564	Cisco Systems, Inc./Delaware	5,068,803
	Consumer Finance — 2.6%
60,121	Discover Financial Services	6,853,794
	Electrical Equipment — 2.9%
56,820	AMETEK, Inc.	7,666,723
	Electronic Equipment, Instruments & Components — 2.9%
115,257	Amphenol Corp. - Class A	7,761,406
	Food & Staples Retailing — 1.8%
33,237	Walmart, Inc.	4,650,189
	Health Care Equipment & Supplies — 3.9%
36,417	Abbott Laboratories	4,372,953
22,923	Stryker Corp.	6,020,268
		10,393,221
	Health Care Providers & Services — 2.8%
27,401	Laboratory Corp. of America Holdings[1]	7,285,104
	Hotels, Restaurants & Leisure — 3.5%
3,790	Booking Holdings, Inc.[1]	9,346,443
	Household Products — 1.5%
49,027	Colgate-Palmolive Co.	3,956,479
	Insurance — 2.3%
34,615	Chubb, Ltd.	5,939,588
	Interactive Media & Services — 8.0%
5,271	Alphabet, Inc. - Class C1	12,703,743
25,616	Facebook, Inc. - Class A1	8,327,249
		21,030,992
	Internet & Direct Marketing Retail — 1.9%
1,479	Amazon.com, Inc.[1]	5,128,314
	IT Services — 12.4%
21,237	Accenture PLC - Class A	6,158,093
57,442	Cognizant Technology Solutions Corp. - Class A	4,618,337
18,620	Gartner, Inc.[1]	3,647,286
36,488	Global Payments, Inc.	7,831,419
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
27,599	Mastercard, Inc. - Class A	$ 10,544,474
		32,799,609
	Life Sciences Tools & Services — 2.2%
19,227	Waters Corp.[1]	5,765,600
	Machinery — 3.0%
24,978	Parker-Hannifin Corp.	7,838,346
	Media — 2.9%
136,049	Comcast Corp. - Class A	7,639,151
	Multi-line Retail — 3.2%
39,204	Dollar General Corp.	8,419,059
	Oil, Gas & Consumable Fuels — 2.1%
53,819	Chevron Corp.	5,547,124
	Pharmaceuticals — 5.0%
74,632	Bristol-Myers Squibb Co.	4,658,530
20,518	Eli Lilly & Co.	3,750,075
27,041	Zoetis, Inc.	4,678,904
		13,087,509
	Road & Rail — 1.4%
14,178	Old Dominion Freight Line, Inc.	3,655,230
	Software — 5.7%
34,920	Microsoft Corp.	8,806,125
82,154	Oracle Corp.	6,226,452
		15,032,577
	Specialty Retail — 6.2%
19,802	Home Depot, Inc. (The)	6,409,313
14,566	Tractor Supply Co.	2,747,148
21,819	Ulta Beauty, Inc.[1]	7,186,088
		16,342,549
	Technology Hardware, Storage & Peripherals — 3.6%
72,301	Apple, Inc.	9,504,689
	TOTAL COMMON STOCKS (Cost $118,246,260)	261,424,024
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,489,819	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $1,489,819, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $1,521,000, coupon rate of 0.125%, due 4/30/23, market value of $1,519,693)	1,489,819
	TOTAL REPURCHASE AGREEMENT (Cost $1,489,819)	1,489,819
TOTAL INVESTMENTS (Cost $119,736,079)	99.8%	$262,913,843
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	616,198
NET ASSETS	100.0%	$263,530,041

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	12.4%	$ 32,799,609
Interactive Media & Services	8.0	21,030,992
Specialty Retail	6.2	16,342,549
Software	5.7	15,032,577
Banks	5.3	13,953,716
Pharmaceuticals	5.0	13,087,509
Health Care Equipment & Supplies	3.9	10,393,221
Technology Hardware, Storage & Peripherals	3.6	9,504,689
Hotels, Restaurants & Leisure	3.5	9,346,443
Multi-line Retail	3.2	8,419,059
Machinery	3.0	7,838,346
Electronic Equipment, Instruments & Components	2.9	7,761,406
Electrical Equipment	2.9	7,666,723
Media	2.9	7,639,151
Health Care Providers & Services	2.8	7,285,104
Aerospace & Defense	2.7	7,153,729
Consumer Finance	2.6	6,853,794
Chemicals	2.4	6,280,056
Insurance	2.3	5,939,588
Life Sciences Tools & Services	2.2	5,765,600
Oil, Gas & Consumable Fuels	2.1	5,547,124
Internet & Direct Marketing Retail	1.9	5,128,314
Communications Equipment	1.9	5,068,803
Capital Markets	1.8	4,862,560
Food & Staples Retailing	1.8	4,650,189
Beverages	1.8	4,644,259
Household Products	1.5	3,956,479
Biotechnology	1.5	3,817,205
Road & Rail	1.4	3,655,230
TOTAL COMMON STOCKS	99.2%	$261,424,024
REPURCHASE AGREEMENT	0.6	1,489,819
TOTAL INVESTMENTS	99.8%	$262,913,843
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS — 98.6%
	Aerospace & Defense — 1.0%
359,931	AAR Corp.	$ 14,483,623
	Air Freight & Logistics — 1.2%
261,753	Atlas Air Worldwide Holdings, Inc.[1]	17,775,646
	Auto Components — 1.1%
105,568	LCI Industries	15,465,712
	Banks — 10.6%
280,402	Ameris Bancorp	15,166,944
1,319,759	First Horizon Corp.	24,138,392
1,790,317	FNB Corp.	23,077,186
432,259	Hancock Whitney Corp.	19,987,656
503,858	Simmons First National Corp. - Class A	14,359,953
1,162,906	Umpqua Holdings Corp.	21,676,568
349,004	United Community Banks, Inc.	11,419,411
290,394	Wintrust Financial Corp.	22,389,378
		152,215,488
	Biotechnology — 0.8%
1,003,675	Ironwood Pharmaceuticals, Inc.[1]	11,080,572
	Building Products — 1.6%
180,497	Masonite International Corp.[1]	22,794,966
	Capital Markets — 4.2%
174,835	Evercore, Inc. - Class A	24,499,629
287,729	Stifel Financial Corp.	19,907,969
534,778	Virtu Financial, Inc. - Class A	15,845,472
		60,253,070
	Chemicals — 2.7%
218,452	Ingevity Corp.[1]	17,056,732
680,544	Valvoline, Inc.	21,369,082
		38,425,814
	Communications Equipment — 1.1%
303,714	Ciena Corp.[1]	15,328,446
	Construction & Engineering — 5.0%
258,090	Arcosa, Inc.	15,560,246
151,524	Dycom Industries, Inc.[1]	14,214,467
151,524	EMCOR Group, Inc.	18,152,575
234,114	MasTec, Inc.[1,2]	24,432,137
		72,359,425
	Containers & Packaging — 1.9%
766,612	Graphic Packaging Holding Co.	14,220,653
319,025	Silgan Holdings, Inc.	13,453,284
		27,673,937
	Distributors — 1.5%
499,143	Core-Mark Holding Co., Inc.	21,243,526
	Diversified Telecommunication Services — 1.2%
1,306,438	Vonage Holdings Corp.[1]	17,702,235
	Electric Utilities — 1.6%
243,104	Otter Tail Corp.	11,481,802
239,107	Portland General Electric Co.	12,160,982
		23,642,784
	Electrical Equipment — 1.1%
171,505	EnerSys	15,706,428
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS — (Continued)
	Electronic Equipment, Instruments & Components — 1.1%
1,049,679	TTM Technologies, Inc.[1]	$ 15,745,185
	Equity Real Estate Investment Trusts — 5.7%
277,071	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	14,518,520
378,311	Hudson Pacific Properties, Inc.	10,634,322
1,363,717	Lexington Realty Trust	16,691,896
533,165	Outfront Media, Inc.	12,993,231
485,876	STAG Industrial, Inc.	17,739,333
433,925	Washington Real Estate Investment Trust REIT	10,075,739
		82,653,041
	Food Products — 1.2%
1,096,499	Hostess Brands, Inc.[1]	16,765,470
	Gas Utilities — 0.9%
296,720	New Jersey Resources Corp.	12,447,404
	Health Care Equipment & Supplies — 5.4%
67,287	ICU Medical, Inc.[1]	14,013,864
272,934	Merit Medical Systems, Inc.[1]	17,358,602
60,806	Mesa Laboratories, Inc.[2]	15,119,412
155,520	Neogen Corp.[1]	14,931,475
228,869	NuVasive, Inc.[1]	16,352,690
		77,776,043
	Health Care Providers & Services — 3.3%
199,668	AMN Healthcare Services, Inc.[1]	15,833,672
215,797	HealthEquity, Inc.[1]	16,394,098
543,402	R1 RCM, Inc.[1]	14,824,007
		47,051,777
	Health Care Technology — 2.3%
869,515	Evolent Health, Inc. - Class A1	18,833,695
394,962	Vocera Communications, Inc.[1,2]	14,285,775
		33,119,470
	Hotels, Restaurants & Leisure — 1.8%
401,482	Boyd Gaming Corp.[1]	26,558,034
	Household Durables — 3.1%
51,618	Helen of Troy, Ltd.[1]	10,902,238
423,997	La-Z-Boy, Inc.	18,850,906
624,412	Tri Pointe Homes, Inc.[1]	14,873,494
		44,626,638
	Household Products — 1.1%
312,705	Energizer Holdings, Inc.	15,416,357
	Insurance — 1.1%
278,737	Stewart Information Services Corp.	16,347,925
	Interactive Media & Service — 1.0%
571,324	Cargurus, Inc.[1]	14,100,276
	Life Sciences Tools & Services — 2.2%
304,713	NeoGenomics, Inc.[1,2]	14,927,890
205,805	Syneos Health, Inc.[1]	17,462,554
		32,390,444
	Machinery — 4.0%
406,950	Hillenbrand, Inc.	19,977,176
378,643	Rexnord Corp.	18,905,645
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS — (Continued)
	Machinery — (Continued)
229,784	Timken Co. (The)	$ 19,271,984
		58,154,805
	Media — 1.1%
106,181	Nexstar Media Group, Inc. - Class A	15,652,141
	Multi-line Retail — 1.1%
268,916	Kohl’s Corp.	15,774,613
	Oil, Gas & Consumable Fuels — 2.4%
1,257,211	CNX Resources Corp.[1]	16,871,771
256,968	Delek US Holdings, Inc.	6,097,851
413,277	Matador Resources Co.	10,873,318
		33,842,940
	Pharmaceuticals — 3.0%
184,492	Pacira BioSciences, Inc.[1]	11,656,204
359,328	Prestige Consumer Healthcare, Inc.[1]	15,652,328
502,516	Supernus Pharmaceuticals, Inc.[1]	15,301,612
		42,610,144
	Professional Services — 2.4%
183,161	ASGN, Inc.[1]	19,264,874
62,275	CACI International, Inc. - Class A1	15,871,406
		35,136,280
	Semiconductors & Semiconductor Equipment — 1.4%
271,744	Diodes, Inc.[1]	20,872,657
	Software — 5.6%
284,731	CommVault Systems, Inc.[1]	19,791,652
867,517	FireEye, Inc.[1]	17,241,900
149,859	J2 Global, Inc.[1]	18,132,939
121,952	SPS Commerce, Inc.[1]	12,492,763
260,421	Verint Systems, Inc.[1]	12,648,648
		80,307,902
	Specialty Retail — 2.8%
100,426	Asbury Automotive Group, Inc.[1]	19,945,608
344,077	Foot Locker, Inc.	20,293,661
		40,239,269
	Technology Hardware, Storage & Peripherals — 1.9%
607,428	NCR Corp.[1]	27,789,831
	Thrifts & Mortgage Finance — 1.0%
607,428	Radian Group, Inc.	14,967,026
	Trading Companies & Distributors — 5.1%
363,990	Beacon Roofing Supply, Inc.[1]	20,503,557
238,108	Boise Cascade Co.	15,886,566
770,941	Univar Solutions, Inc.[1]	18,001,472
210,469	WESCO International, Inc.[1]	19,304,217
		73,695,812
	TOTAL COMMON STOCKS (Cost $933,241,497)	1,420,193,156
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT — 1.6%
$22,361,515
With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $22,361,515, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $22,828,400, coupon rate of 0.125%, due 4/30/23, market value of $22,808,790)
		$ 22,361,515
TOTAL REPURCHASE AGREEMENT (Cost $22,361,515)		22,361,515
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL — 0.2%
3,028,712	State Street Navigator Securities Lending Government Money Market Portfolio[3]	3,028,712
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,028,712)		3,028,712
TOTAL INVESTMENTS (Cost $958,631,724)	100.4%	$1,445,583,383
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(5,329,818)
NET ASSETS	100.0%	$1,440,253,565

[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.6%	$ 152,215,488
Equity Real Estate Investment Trusts	5.7	82,653,041
Software	5.6	80,307,902
Health Care Equipment & Supplies	5.4	77,776,043
Trading Companies & Distributors	5.1	73,695,812
Construction & Engineering	5.0	72,359,425
Capital Markets	4.2	60,253,070
Machinery	4.0	58,154,805
Health Care Providers & Services	3.3	47,051,777
Household Durables	3.1	44,626,638
Pharmaceuticals	3.0	42,610,144
Specialty Retail	2.8	40,239,269
Chemicals	2.7	38,425,814
Professional Services	2.4	35,136,280
Oil, Gas & Consumable Fuels	2.4	33,842,940
Health Care Technology	2.3	33,119,470
Life Sciences Tools & Services	2.2	32,390,444
Technology Hardware, Storage & Peripherals	1.9	27,789,831
Containers & Packaging	1.9	27,673,937
Hotels, Restaurants & Leisure	1.8	26,558,034
Electric Utilities	1.6	23,642,784
Building Products	1.6	22,794,966
Distributors	1.5	21,243,526
Semiconductors & Semiconductor Equipment	1.4	20,872,657
Air Freight & Logistics	1.2	17,775,646
Diversified Telecommunication Services	1.2	17,702,235
Food Products	1.2	16,765,470
Insurance	1.1	16,347,925
Multi-line Retail	1.1	15,774,613
Electronic Equipment, Instruments & Components	1.1	15,745,185
Electrical Equipment	1.1	15,706,428
Media	1.1	15,652,141
Auto Components	1.1	15,465,712
Household Products	1.1	15,416,357
Communications Equipment	1.1	15,328,446
Thrifts & Mortgage Finance	1.0	14,967,026
Aerospace & Defense	1.0	14,483,623
Interactive Media & Service	1.0	14,100,276
Gas Utilities	0.9	12,447,404
Biotechnology	0.8	11,080,572
TOTAL COMMON STOCKS	98.6%	$1,420,193,156
REPURCHASE AGREEMENT	1.6	22,361,515
INVESTMENT OF SECURITY LENDING COLLATERAL	0.2	3,028,712
TOTAL INVESTMENTS	100.4%	$1,445,583,383
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.1%
5,506	Raytheon Technologies Corp.	$ 458,319
	Banks — 2.0%
2,799	JPMorgan Chase & Co.	430,514
	Beverages — 2.4%
3,616	PepsiCo, Inc.	521,283
	Biotechnology — 2.3%
2,090	Amgen, Inc.	500,848
	Capital Markets — 8.2%
1,306	Ameriprise Financial, Inc.	337,470
428	BlackRock, Inc.	350,660
7,334	Charles Schwab Corp. (The)	516,314
2,779	Northern Trust Corp.	316,250
1,349	T Rowe Price Group, Inc.	241,741
		1,762,435
	Chemicals — 5.5%
1,289	Air Products and Chemicals, Inc.	371,851
2,901	PPG Industries, Inc.	496,767
3,269	RPM International, Inc.	310,032
		1,178,650
	Communications Equipment — 2.7%
11,592	Cisco Systems, Inc./Delaware	590,149
	Distributors — 1.1%
1,909	Genuine Parts Co.	238,568
	Electrical Equipment — 5.3%
2,778	Eaton Corp. PLC	397,060
4,116	Emerson Electric Co.	372,457
1,451	Rockwell Automation, Inc.	383,441
		1,152,958
	Electronic Equipment, Instruments & Components — 2.1%
3,320	TE Connectivity, Ltd.	446,440
	Food Products — 3.0%
2,052	Hershey Co. (The)	337,143
5,138	Mondelez International, Inc. - Class A	312,442
		649,585
	Gas Utilities — 2.0%
10,071	UGI Corp.	440,203
	Health Care Equipment & Supplies — 4.0%
3,513	Abbott Laboratories	421,841
3,310	Medtronic PLC	433,345
		855,186
	Health Care Providers & Services — 2.0%
3,238	Quest Diagnostics, Inc.	427,027
	Hotels, Restaurants & Leisure — 3.7%
2,023	McDonald’s Corp.	477,590
2,881	Starbucks Corp.	329,845
		807,435
	Household Durables — 1.7%
2,624	Garmin, Ltd.	360,118
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 3.7%
5,198	Colgate-Palmolive Co.	$ 419,479
2,922	Procter & Gamble Co. (The)	389,853
		809,332
	Industrial Conglomerates — 1.9%
2,093	3M Co.	412,614
	Insurance — 6.1%
6,331	Aflac, Inc.	340,165
1,567	Allstate Corp. (The)	198,696
1,368	Everest Re Group, Ltd.	378,867
6,363	Principal Financial Group, Inc.	406,405
		1,324,133
	IT Services — 3.5%
1,021	Accenture PLC - Class A	296,059
4,699	Paychex, Inc.	458,106
		754,165
	Machinery — 5.9%
1,613	Cummins, Inc.	406,541
1,470	Illinois Tool Works, Inc.	338,776
2,247	Snap-on, Inc.	533,887
		1,279,204
	Media — 4.3%
9,907	Comcast Corp. - Class A	556,278
12,021	Interpublic Group of Cos., Inc. (The)	381,667
		937,945
	Multi-Utilities — 3.6%
5,505	Dominion Energy, Inc.	439,850
2,461	DTE Energy Co.	344,589
		784,439
	Oil, Gas & Consumable Fuels — 3.4%
3,513	Chevron Corp.	362,085
4,505	Phillips 66	364,499
		726,584
	Pharmaceuticals — 8.8%
7,660	Bristol-Myers Squibb Co.	478,137
2,973	Eli Lilly & Co.	543,375
3,841	Johnson & Johnson	625,046
6,619	Pfizer, Inc.	255,825
		1,902,383
	Semiconductors & Semiconductor Equipment — 3.1%
3,688	Texas Instruments, Inc.	665,721
	Specialty Retail — 2.6%
1,746	Home Depot, Inc. (The)	565,128
	Technology Hardware, Storage & Peripherals — 2.3%
6,670	NetApp, Inc.	498,182
	TOTAL COMMON STOCKS (Cost $15,051,131)	21,479,548
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.7%
$145,505
With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $145,505, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $148,600, coupon rate of 0.125%, due 4/30/23, market value of $148,472)
		$ 145,505
TOTAL REPURCHASE AGREEMENT (Cost $145,505)		145,505
TOTAL INVESTMENTS (Cost $15,196,636)	100.0%	$21,625,053
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(4,140)
NET ASSETS	100.0%	$21,620,913

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2021, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	8.8%	$ 1,902,383
Capital Markets	8.2	1,762,435
Insurance	6.1	1,324,133
Machinery	5.9	1,279,204
Chemicals	5.5	1,178,650
Electrical Equipment	5.3	1,152,958
Media	4.3	937,945
Health Care Equipment & Supplies	4.0	855,186
Household Products	3.7	809,332
Hotels, Restaurants & Leisure	3.7	807,435
Multi-Utilities	3.6	784,439
IT Services	3.5	754,165
Oil, Gas & Consumable Fuels	3.4	726,584
Semiconductors & Semiconductor Equipment	3.1	665,721
Food Products	3.0	649,585
Communications Equipment	2.7	590,149
Specialty Retail	2.6	565,128
Beverages	2.4	521,283
Biotechnology	2.3	500,848
Technology Hardware, Storage & Peripherals	2.3	498,182
Aerospace & Defense	2.1	458,319
Electronic Equipment, Instruments & Components	2.1	446,440
Gas Utilities	2.0	440,203
Banks	2.0	430,514
Health Care Providers & Services	2.0	427,027
Industrial Conglomerates	1.9	412,614
Household Durables	1.7	360,118
Distributors	1.1	238,568
TOTAL COMMON STOCKS	99.3%	$21,479,548
REPURCHASE AGREEMENT	0.7	145,505
TOTAL INVESTMENTS	100.0%	$21,625,053
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 5.1%
22,100	SPDR S&P 500 ETF Trust[1]	$ 9,222,330
30,000	Vanguard S&P 500 ETF[1]	11,507,100
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	20,729,430
Face Amount
U.S. TREASURY BILLS* — 26.9%
$60,000,000	U.S. Treasury Bill, 0.072% due 07/8/21[1]	59,998,350
50,000,000	U.S. Treasury Bill, 0.026% due 10/7/21[1]	49,995,639
	TOTAL U.S. TREASURY BILLS (Cost $109,984,399)	109,993,989
REPURCHASE AGREEMENT* — 1.6%
6,440,098	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $6,440,098, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $6,574,600, coupon rate of 0.125%, due 4/30/23, market value of $6,568,952)	6,440,098
	TOTAL REPURCHASE AGREEMENT (Cost $6,440,098)	6,440,098
TOTAL PURCHASED OPTIONS (Cost $728,492,937)	195.5%	797,759,575
TOTAL INVESTMENTS (Cost $851,348,043)	229.1%	$ 934,923,092
LIABILITIES IN EXCESS OF OTHER ASSETS	(129.1)	(526,775,312)
NET ASSETS[2]	100.0%	$ 408,147,780

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $23,849,973 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/18/21	USD	2,510	$ 1,049,473,670	$ 797,665,450	$ 727,699,777	$ 69,965,673
PUTS:
S&P 500 Index	OCC**	2,000.00	06/18/21	USD	2,510	1,049,473,670	94,125	793,160	(699,035)
TOTAL PURCHASED OPTIONS						$ 2,098,947,340	$ 797,759,575	$ 728,492,937	$ 69,266,638
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	06/18/21	USD	2,510	(1,049,473,670)	(546,903,900)	(477,675,590)	(69,228,310)
PUTS:
S&P 500 Index	OCC**	4,000.00	05/21/21	USD	440	(183,971,480)	(798,600)	(4,297,580)	3,498,980
S&P 500 Index	OCC**	4,100.00	05/21/21	USD	110	(45,992,870)	(355,300)	(471,845)	116,545
S&P 500 Index	OCC**	4,175.00	05/21/21	USD	30	(12,543,510)	(155,850)	(236,345)	80,495
S&P 500 Index	OCC**	4,200.00	05/21/21	USD	340	(142,159,780)	(2,096,100)	(2,964,431)	868,331
S&P 500 Index	OCC**	1,000.00	06/18/21	USD	2,510	(1,049,473,670)	(12,550)	(72,790)	60,240
TOTAL PUTS						$(1,434,141,310)	$ (3,418,400)	$ (8,042,991)	$ 4,624,591
TOTAL WRITTEN OPTIONS						$(2,483,614,980)	$(550,322,300)	$(485,718,581)	$(64,603,719)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2021, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	195.5%	$ 797,759,575
U.S. Treasury Bills	26.9	109,993,989
Exchange-Traded Funds	5.1	20,729,430
TOTAL	227.5%	$928,482,994
REPURCHASE AGREEMENT	1.6	6,440,098
TOTAL INVESTMENTS	229.1%	$934,923,092

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 1.4%
3,500	iShares MSCI Emerging Markets ETF	$ 188,930
	TOTAL EXCHANGE-TRADED FUND (Cost $128,152)	188,930
Face Amount
U.S. TREASURY BILLS* — 23.0%
$1,500,000	U.S. Treasury Bill, 0.072% due 07/8/21[1]	1,499,959
1,700,000	U.S. Treasury Bill, 0.026% due 10/7/21[1]	1,699,851
	TOTAL U.S. TREASURY BILLS (Cost $3,199,601)	3,199,810
REPURCHASE AGREEMENT* — 8.0%
1,106,160	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $1,106,160, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $1,129,300, coupon rate of 0.125%, due 4/30/23, market value of $1,128,330)	1,106,160
	TOTAL REPURCHASE AGREEMENT (Cost $1,106,160)	1,106,160
TOTAL PURCHASED OPTIONS (Cost $26,121,260)	206.0%	28,604,925
TOTAL INVESTMENTS (Cost $30,555,173)	238.4%	$ 33,099,825
LIABILITIES IN EXCESS OF OTHER ASSETS	(138.4)	(19,216,564)
NET ASSETS[2]	100.0%	$ 13,883,261

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $539,378 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/18/21	USD	90	$ 37,630,530	$ 28,601,550	$ 26,092,820	$ 2,508,730
PUTS:
S&P 500 Index	OCC**	2,000.00	06/18/21	USD	90	37,630,530	3,375	28,440	(25,065)
TOTAL PURCHASED OPTIONS						$ 75,261,060	$ 28,604,925	$ 26,121,260	$ 2,483,665
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	06/18/21	USD	90	(37,630,530)	(19,610,100)	(17,127,810)	(2,482,290)
PUTS:
iShares MSCI Emerging Market ETF	OCC**	55.00	05/21/21	USD	250	(1,349,500)	(36,250)	(35,375)	(875)
iShares MSCI EAFE ETF	OCC**	79.00	05/21/21	USD	200	(1,037,800)	(28,800)	(36,510)	7,710
Russell 2000 Index	OCC**	2,150.00	05/21/21	USD	6	(1,359,870)	(10,350)	(22,905)	12,555
S&P 500 Index	OCC**	4,225.00	05/21/21	USD	14	(5,853,638)	(102,830)	(153,705)	50,875
S&P 500 Index	OCC**	1,000.00	06/18/21	USD	90	(37,630,530)	(450)	(2,610)	2,160
TOTAL PUTS						$(47,231,338)	$ (178,680)	$ (251,105)	$ 72,425
TOTAL WRITTEN OPTIONS						$(84,861,868)	$(19,788,780)	$(17,378,915)	$(2,409,865)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2021, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	206.0%	$ 28,604,925
U.S. Treasury Bills	23.0	3,199,810
Exchange-Traded Fund	1.4	188,930
TOTAL	230.4%	$31,993,665
REPURCHASE AGREEMENT	8.0	1,106,160
TOTAL INVESTMENTS	238.4%	$33,099,825

*	This table does not include written options. Please refer to the schedule of investments for information on written options.
See Notes to Financial Statements.
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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 14.9%
	Federal Home Loan Bank — 8.0%
$ 5,000,000	0.250% due 12/4/23	$ 5,001,365
15,000,000	2.750% due 12/13/24	16,190,951
7,000,000	0.375% due 9/23/25	6,891,484
4,000,000	5.500% due 7/15/36	5,828,291
		33,912,091
	Federal National Mortgage Association — 6.9%
10,000,000	2.000% due 10/5/22[1]	10,268,911
10,000,000	2.625% due 9/6/24	10,735,220
7,960,000	2.125% due 4/24/26[1]	8,449,061
		29,453,192
	TOTAL AGENCY NOTES (Cost $60,817,099)	63,365,283
MORTGAGE-BACKED SECURITIES*,2 — 32.0%
	Federal Home Loan Mortgage Corporation — 10.2%
252	# G12342, 5.500% due 8/1/21	253
3,638	# J03604, 5.500% due 10/1/21	3,655
136	# J03649, 5.500% due 10/1/21	136
7,829	# J03536, 5.500% due 11/1/21	7,861
1,945	# G18163, 5.500% due 1/1/22	1,964
22,475	# G13396, 5.500% due 12/1/23	23,063
34,432	# D78677, 8.000% due 3/1/27	35,148
74,964	# C00742, 6.500% due 4/1/29	84,764
2,203,105	# J38111, 3.000% due 12/1/32	2,344,298
13,066	# A68937, 6.000% due 11/1/37	14,770
188,022	# A69653, 5.500% due 12/1/37	219,837
240,503	# A73370, 5.000% due 2/1/38	278,240
190,844	# A90421, 4.500% due 12/1/39	215,609
140,495	# A92890, 4.500% due 7/1/40	154,618
824,321	# A97620, 4.500% due 3/1/41	926,143
1,268,467	# C03770, 3.500% due 2/1/42	1,382,211
798,174	# Q07651, 3.500% due 4/1/42	870,217
1,592,443	# Q41208, 3.500% due 6/1/46	1,720,591
5,688,653	# G08737, 3.000% due 12/1/46	6,016,485
1,936,301	# Q45735, 3.000% due 1/1/47	2,045,008
4,417,667	# Q46279, 3.500% due 2/1/47	4,735,753
4,496,611	# Q47596, 4.000% due 4/1/47	4,873,116
12,458,547	# RA3173, 3.000% due 7/1/50	13,076,174
4,084,894	# SD8083, 2.500% due 8/1/50	4,242,016
		43,271,930
	Federal National Mortgage Association — 21.6%
403	# 125275, 7.000% due 3/1/24	426
286,913	# AH6827, 4.000% due 3/1/26	306,487
243,539	# AI1657, 4.000% due 4/1/26	259,895
466,061	# AB3900, 3.000% due 11/1/26	491,832
15,512	# 373328, 8.000% due 3/1/27	15,578
673,059	# AK4751, 3.000% due 4/1/27	713,190
10,029	# 390895, 8.000% due 6/1/27	10,178
1,375,253	# AO0533, 3.000% due 6/1/27	1,451,409
31,966	# 397602, 8.000% due 8/1/27	32,802
528	# 499335, 6.500% due 8/1/29	593
3,335	# 252806, 7.500% due 10/1/29	3,907
207	# 523497, 7.500% due 11/1/29	233
3,146,751	# BC2462, 3.000% due 2/1/31	3,318,841
1,501	# 588945, 7.000% due 6/1/31	1,663
5,506,778	# AS7429, 2.500% due 6/1/31	5,754,769
47,426	# 607862, 7.000% due 9/1/31	52,923
2,133	# 656872, 6.500% due 8/1/32	2,396
See Notes to Financial Statements.
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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 4,112,265	# MA3391, 3.000% due 6/1/33	$ 4,334,118
113,454	# 789856, 6.000% due 8/1/34	131,907
36,828	# 829202, 5.000% due 7/1/35	42,024
85,586	# 826586, 5.000% due 8/1/35	98,985
17,968	# 256216, 7.000% due 4/1/36	21,388
56,087	# 898412, 5.000% due 10/1/36	62,602
9,575	# 910894, 5.000% due 2/1/37	10,749
16,663	# 912456, 6.500% due 3/1/37	18,881
239,387	# 973241, 5.000% due 3/1/38	276,527
65,966	# 975593, 5.000% due 6/1/38	76,242
86,251	# 257573, 5.500% due 2/1/39	100,650
265,711	# AD7128, 4.500% due 7/1/40	298,370
11,154,286	# MA4152, 2.000% due 10/1/40	11,395,657
3,034,976	# AH1568, 4.500% due 12/1/40	3,408,452
1,282,297	# AH6991, 4.000% due 1/1/41	1,421,103
583,044	# AH4004, 4.500% due 3/1/41	657,828
627,417	# AH8351, 4.000% due 3/1/41	691,075
626,726	# AJ1315, 4.000% due 9/1/41	690,484
771,280	# AI8779, 4.000% due 11/1/41	854,922
1,135,621	# AJ5958, 4.000% due 12/1/41	1,246,882
429,916	# AK5070, 3.500% due 3/1/42	465,450
1,956,278	# AK5426, 3.500% due 3/1/42	2,130,985
3,959,012	# AT7682, 3.500% due 6/1/43	4,336,224
2,509,144	# AS6326, 3.500% due 12/1/45	2,704,378
2,338,584	# AS6881, 3.500% due 3/1/46	2,519,836
2,842,094	# BC0960, 4.000% due 6/1/46	3,101,228
2,048,464	# AS8966, 4.000% due 3/1/47	2,216,677
2,591,222	# AS9988, 4.500% due 7/1/47	2,842,122
2,850,201	# MA3210, 3.500% due 12/1/47	3,047,097
2,519,005	# BJ9251, 3.500% due 6/1/48	2,683,400
8,339,434	# FM3727, 3.000% due 7/1/50	8,755,856
6,683,060	# BQ2863, 2.500% due 9/1/50	6,941,161
11,268,893	# CA7231, 2.500% due 10/1/50	11,720,700
		91,721,082
	Government National Mortgage Association — 0.2%
9,872	# 476259, 7.000% due 8/15/28	9,911
4,797	# 485264, 7.500% due 2/15/31	4,817
6,943	# 559304, 7.000% due 9/15/31	7,051
197,458	# 651859, 5.000% due 6/15/36	229,196
113,928	# 782150, 5.500% due 4/15/37	133,365
17,971	# 662521, 6.000% due 8/15/37	20,951
38,422	# 677545, 6.000% due 11/15/37	43,437
34,910	# 676291, 6.000% due 12/15/37	39,521
34,695	# 685836, 5.500% due 4/15/38	38,658
222,008	# 698235, 5.000% due 6/15/39	257,592
		784,499
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $132,945,033)	135,777,511
CORPORATE NOTES* — 27.4%
	Banking — 7.7%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	5,513,255
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.81 + 4.42%), 4.244% due 4/24/38[3]	5,781,752
3,000,000	Bank of America Corp., (SOFR* 1.01 + 1.20%), 1.197% due 10/24/26[3]	2,979,581
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	6,551,915
See Notes to Financial Statements.
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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$ 5,000,000	JPMorgan Chase & Co., (SOFR* 1.11 + 1.76%), 1.764% due 11/19/31[3]	$ 4,698,189
6,500,000	PNC Bank NA, 3.250% due 6/1/25	7,075,862
		32,600,554
	Beverages, Food & Tobacco — 3.0%
1,000,000	Archer-Daniels-Midland Co., 2.750% due 3/27/25	1,068,722
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,433,674
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26[1]	6,390,673
		12,893,069
	Communications — 4.2%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	17,750,755
	Computer Software & Processing — 6.8%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	838,813
11,250,000	Apple, Inc., 4.500% due 2/23/36	13,937,076
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,918,877
5,000,000	Oracle Corp., 2.800% due 4/1/27	5,300,260
		28,995,026
	Heavy Machinery — 2.1%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	4,173,187
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,791,280
		8,964,467
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,486,487
	Pharmaceuticals — 2.3%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	4,438,144
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,342,112
		9,780,256
	TOTAL CORPORATE NOTES (Cost $110,408,625)	116,470,614
U.S. TREASURY NOTES/BONDS* — 22.5%
5,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	5,687,500
8,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	10,526,875
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	8,522,773
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	4,642,344
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	11,476,406
See Notes to Financial Statements.
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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	$ 9,930,078
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	3,429,141
10,000,000	U.S. Treasury Notes, 2.500% due 1/31/24	10,605,859
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,913,281
7,000,000	U.S. Treasury Notes, 2.625% due 12/31/25	7,596,094
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,397,266
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,627,344
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $94,316,858)	95,354,961
REPURCHASE AGREEMENT* — 2.7%
11,556,946	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $11,556,946, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $11,798,300, coupon rate of 0.125%, due 4/30/23, market value of $11,788,165)	11,556,946
	TOTAL REPURCHASE AGREEMENT (Cost $11,556,946)	11,556,946
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
6,900,750	State Street Navigator Securities Lending Government Money Market Portfolio[4]	6,900,750
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,900,750)	6,900,750
TOTAL INVESTMENTS (Cost $416,945,311)	101.1%	$429,426,065
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(4,665,437)
NET ASSETS	100.0%	$424,760,628

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2021.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2021.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2021, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Federal National Mortgage Association	28.5%	$ 121,174,274
Corporate	27.4	116,470,614
U.S. Treasury Notes/Bonds	13.9	58,700,157
Federal Home Loan Mortgage Corporation	10.2	43,271,930
U.S. Treasury	8.6	36,654,804
Federal Home Loan Bank	8.0	33,912,091
Government National Mortgage Association	0.2	784,499
TOTAL	96.8%	$410,968,369
REPURCHASE AGREEMENT	2.7	11,556,946
INVESTMENT OF SECURITY LENDING COLLATERAL	1.6	6,900,750
TOTAL INVESTMENTS	101.1%	$429,426,065
See Notes to Financial Statements.
118

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 1.0%
	Health Care Services — 1.0%
$ 500,000	CommonSpirit Health, 1.547% due 10/1/25	$ 504,308
	TOTAL CORPORATE NOTES (Cost $502,292)	504,308
MUNICIPAL BONDS* — 98.6%
	Alabama — 0.9%
325,000	Alabama State Public School and College Authority, Revenue Bonds, Series C, 5.000% due 9/1/22	346,036
100,000	Southeast Energy Authority, AL, Cooperative District, Revenue Bonds, Series A, 4.000% due 10/1/23	108,568
		454,604
	Arizona — 1.9%
250,000	City of Phoenix, AZ, Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	274,403
100,000	City of Yuma AZ, Revenue Bonds, Taxable, 0.527% due 7/15/23	99,999
175,000	City of Yuma AZ, Revenue Bonds,Refunding, 4.000% due 7/1/23	188,840
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	422,202
		985,444
	California — 3.1%
340,000	California State University, Revenue Bonds, Series D, 0.885% due 11/1/25	338,138
	California State, General Obligation Unlimited, Refunding:
500,000	5.000% due 9/1/23[1]	547,037
300,000	5.000% due 4/1/24	342,006
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	383,802
		1,610,983
	Colorado — 2.0%
450,000	City and County of Denver, CO, Airport, Revenue Bonds, Variable Refunding, Govermental, Series C, 0.877% due 11/15/23	452,520
200,000	City and County of Denver, CO, Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31[2]	214,375
125,000	Colorado State Housing and Finance Authority, Revenue Bonds, AMT - Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	126,468
250,000	Larimer Weld and Boulder County, CO School District R-2J Thompson, General Obligation Unlimited,Refunding, 5.000% due 12/15/21	257,532
		1,050,895
	Connecticut — 4.9%
605,000	Connecticut Housing Finance Authority, Revenue Bonds, Series A, 0.300% due 11/15/22	605,067
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A, 1.100% due 7/1/48[2]	761,841
500,000	Connecticut State, Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23[1]	527,815
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	299,719
100,000	Metropolitan District (The), CT, Revenue Bonds, 0.411% due 4/1/22	100,138
See Notes to Financial Statements.
119

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$ 250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/15/23	$ 267,931
		2,562,511
	District Of Columbia — 2.2%
1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT - Forward Delivery, Refunding, Series A, 5.000% due 10/1/24	1,153,367
	Florida — 4.8%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	303,162
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	374,934
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	567,009
390,000	Manatee County, FL, Port Authority, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24[1]	389,773
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	269,399
535,000	Orlando, FL, Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	596,934
		2,501,211
	Georgia — 0.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	206,150
	Illinois — 5.9%
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.672% due 1/1/22	517,453
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	326,877
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	561,025
225,000	Illinois State Toll Highway Authority, Revenue Bonds, Series D, 5.000% due 1/1/23	242,792
500,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 3/1/24	546,513
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	287,117
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	301,086
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation, Refunding, 4.000% due 2/1/22	303,325
		3,086,188
	Kansas — 0.8%
375,000	Wyandotte County-Kansas City Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	418,446
	Kentucky — 2.1%
260,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B, 5.000% due 11/1/21	266,195
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	333,728
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	501,707
		1,101,630
See Notes to Financial Statements.
120

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 2.3%
$ 300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	$ 302,601
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	405,041
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	524,646
		1,232,288
	Maryland — 1.6%
250,000	Maryland State Department of Transportation, Revenue Bonds, Series A, 0.806% due 8/1/25	248,387
500,000	Maryland State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	576,996
		825,383
	Michigan — 6.8%
400,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	400,000
500,000	Hazel Park, MI, School District, General Obligation Unlimited, Refunding, Q-SBLF, 4.000% due 5/1/24	554,292
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	454,793
500,000	Michigan State Building Authority, Revenue Bonds, 0.461% due 10/15/22	501,783
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	218,544
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	224,181
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	259,990
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[2]	522,371
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	400,000
		3,535,954
	Minnesota — 1.6%
500,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	577,706
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	251,862
		829,568
	Nebraska — 0.2%
100,000	City of Lincoln NE Electric System Revenue, Revenue Bonds, Series B, 0.399% due 9/1/23	100,164
	Nevada — 1.0%
210,000	Clark County School District, General Obligation, Ltd., Series A, 5.000% due 6/15/24	239,696
240,000	Clark County School District, General Obligation, Ltd., Series D, 5.000% due 6/15/24	273,939
		513,635
	New Jersey — 5.0%
250,000	County of Morris NJ, County Improvement Authority Revenue, Revenue Bonds, Series B, 0.571% due 2/1/24	249,314
300,000	New Jersey Building Authority, Revenue Bonds, Unrefunded, Series A, 4.000% due 6/15/21	301,280
525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	545,538
See Notes to Financial Statements.
121

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$ 180,000	New Jersey State Turnpike Authority, Revenue Bonds ,Series B, 5.000% due 1/1/23	$ 193,983
525,000	New Jersey Turnpike Authority, Revenue Bonds, Taxable Refunding, Series B, 0.638% due 1/1/24	524,472
500,000	State of New Jersey, General Obligation Unlimited, Series A, 4.000% due 6/1/23	538,746
275,000	Township of Pennsauken NJ, General Obligation Unlimited, Taxable Refunding, 0.760% due 8/15/23	275,303
		2,628,636
	New York — 7.5%
615,000	City of New York, General Obligation Unlimited,Refunding, Series B, 5.000% due 8/1/23	680,598
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 2.800% due 11/1/23	529,641
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A:
125,000	4.000% due 12/15/22	132,859
250,000	5.000% due 3/15/24	283,907
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	228,991
150,000	5.000% due 3/15/24	170,437
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds:
250,000	5.000% due 3/15/22	260,553
365,000	0.720% due 3/15/23	366,434
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	375,320
	Port Authority of New York and New Jersey, Revenue Bonds:
310,000	1.086% due 7/1/23	314,826
200,000	5.000% due 10/15/23[1]	220,394
295,000	Triborough Bridge and Tunnel Authority, NY, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	343,373
		3,907,333
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	101,920
	Ohio — 3.8%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	375,102
360,000	4.000% due 12/1/23	392,447
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	358,228
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	439,205
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	442,534
		2,007,516
	Pennsylvania — 16.9%
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	483,913
325,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	385,603
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	331,181
	Bensalem Township, PA, School District, General Obligation, Taxable Refunding:
145,000	1.835% due 6/1/21	145,151
175,000	1.855% due 6/1/22	177,561
160,000	1.917% due 6/1/23	164,343
215,000	1.972% due 6/1/24	222,973
See Notes to Financial Statements.
122

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 400,000	Bucks County, PA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	$ 411,924
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	715,158
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	587,895
750,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, 5.000% due 11/1/24	863,298
460,000	East Norriton-Plymouth-Whitpain, PA, Joint Sewer Authority, Revenue Bonds, Refunding, 0.904% due 8/1/23	460,401
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	441,329
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	469,112
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	104,900
290,000	New Castle Sanitation Authority, Revenue Bonds, Taxable Refunding, 1.017% due 6/1/24	288,927
510,000	New Kensington, PA, Municipal Sanitary Authority, Revenue Bonds, (AGMC Insured), 0.592% due 12/1/23	509,626
500,000	Pennsylvania State University, Taxable, Revenue Bonds, Series B, 1.780% due 9/1/25	520,038
400,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Series E, 5.000% due 3/1/24	453,274
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	220,268
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	203,130
105,000	Public Parking Authority of Pittsburgh, Revenue Bonds, Prefunded, Series A, 5.000% due 12/1/23	117,793
195,000	Public Parking Authority of Pittsburgh, Revenue Bonds, Unrefunded ,Series A, 5.000% due 12/1/23	215,704
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	371,342
		8,864,844
	Rhode Island — 0.8%
400,000	Rhode Island State, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	418,946
	South Carolina — 0.7%
350,000	Charleston, SC, Educational Excellence Finance Corp., Revenue Bonds, 0.527% due 12/1/22	351,197
	South Dakota — 0.4%
230,000	South Dakota State Building Authority, Revenue Bonds, Refunding, Series B, 0.676% due 9/1/23	229,988
	Tennessee — 1.2%
250,000	Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23[1]	274,973
370,000	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds, 1.400% due 1/1/22	372,701
		647,674
	Texas — 10.3%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
325,000	5.000% due 8/15/22	344,984
310,000	5.000% due 8/15/23	342,562
See Notes to Financial Statements.
123

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Series C, 1.345% due 1/1/24	$ 100,860
	Cities of Dallas and Fort Worth International Airport, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 11/1/24	580,241
285,000	2.039% due 11/1/24	296,765
	City of Houston TX Airport System Revenue, Revenue Bonds:
100,000	1.054% due 7/1/23	101,034
170,000	5.000% due 7/1/24	194,062
300,000	1.272% due 7/1/24	304,804
300,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	304,157
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, 5.000% due 8/15/22	180,748
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	244,270
190,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[2]	190,601
695,000	North Texas Tollway Authority, Revenue Bonds, 1.020% due 1/1/25	695,284
555,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	597,923
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	351,248
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	572,229
		5,401,772
	Virginia — 2.0%
200,000	County of Fairfax VA,General Obligation Unlimited, Refunding, Series B (State Aid Withholding), 0.645% due 10/1/25	197,228
250,000	Greater Richmond, VA, Convention Center Authority, Revenue Bonds, 5.000% due 6/15/23	272,590
520,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 2/1/23	564,136
		1,033,954
	Washington — 4.3%
425,000	Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding ,Series S-1, 5.000% due 11/1/25	455,317
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[3]	346,943
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	552,251
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	441,732
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	133,599
120,000	Port of Seattle WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	127,126
	Washington State Housing Finance Commission, Revenue Bonds, AMT - Refunding, Series 2A (GNMA / FNMA / FHLMC):
65,000	1.650% due 6/1/21	65,057
110,000	1.700% due 12/1/21	110,700
		2,232,725
	Wisconsin — 2.2%
150,000	City of Milwaukee WI, General Obligation Unlimited, Series N-4, 5.000% due 4/1/25	175,449
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	218,499
150,000	Wisconsin Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38[2]	150,153
See Notes to Financial Statements.
124

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$ 250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	$ 279,527
325,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	343,392
		1,167,020
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	409,782
	TOTAL MUNICIPAL BONDS (Cost $50,886,975)	51,571,728
Shares
REGISTERED INVESTMENT COMPANIES* — 0.8%
41,460	ESC CEF Blackrock Municipal	0
6,700	VanEck Vectors High-Yield Municipal Index ETF	419,956
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $405,447)	419,956
Face Amount
REPURCHASE AGREEMENT* — 0.9%
487,018	With Fixed Income Clearing Corp., dated 4/30/21, 0.00%, principal and interest in the amount of $487,018, due 5/3/21, (collateralized by a U.S. Treasury Note with a par value of $497,200, coupon rate of 0.125%, due 4/30/23, market value of $496,773)	487,018
	TOTAL REPURCHASE AGREEMENT (Cost $487,018)	487,018
TOTAL INVESTMENTS (Cost $52,281,732)	101.3%	$52,983,010
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(697,239)
NET ASSETS	100.0%	$52,285,771

*	Percentages indicated are based on net assets.
[1]	When-issued security.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2021.
[3]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
125

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2021, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	98.6%	$ 51,571,728
Corporate Notes	1.0	504,308
Registered Investment Companies	0.8	419,956
TOTAL	100.4%	$52,495,992
REPURCHASE AGREEMENT	0.9	487,018
TOTAL INVESTMENTS	101.3%	$52,983,010
See Notes to Financial Statements.
126

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.0%
	Alabama — 1.0%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 216,488
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	456,955
1,070,000	Jefferson County, AL, Sewer Revenue, Warrants, Series D, 6.000% due 10/1/42	1,248,912
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	569,423
250,000	Selma Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	261,444
		2,753,222
	Alaska — 0.4%
1,065,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,179,086
	Arizona — 3.1%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	335,063
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[3]	517,391
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	264,042
125,000	5.000% due 7/15/49[3]	140,390
250,000	4.000% due 7/15/50[3]	263,086
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	344,471
974,963	Arizona State, Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series A, 3.625% due 5/20/33	1,118,559
60,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	62,332
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, 5.000% due 5/15/39	272,158
290,000	La Paz County, AZ, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	294,807
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	834,810
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	442,734
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[3]	271,644
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[3]	550,933
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
250,000	5.750% due 7/1/24[3]	268,227
500,000	6.750% due 7/1/44[3]	576,558
1,000,000	0.020% due 11/15/52[2]	1,000,000
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	547,191
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[3]	142,664
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	153,247
		8,400,307
See Notes to Financial Statements.
127

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — 3.9%
	California Community Housing Agency, Revenue Bonds, Series A:
$ 250,000	5.000% due 8/1/49[3]	$ 285,278
195,000	4.000% due 2/1/56[3]	215,336
1,000,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 11/1/47	1,499,201
179,788	California Housing Finance Agency, Revenue Bonds, 3.500% due 11/20/35	209,044
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	285,717
400,000	California School Finance Authority, Revenue Bonds, Series A, 6.375% due 7/1/46[3]	451,054
292,821	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	353,493
	California State, Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	412,218
500,000	5.000% due 6/1/46	564,176
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	334,998
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	370,397
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	295,570
500,000	California State, Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	563,342
845,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	887,109
250,000	Cscda Community Improvement Authority, CA, Revenue Bonds, Series A, 4.000% due 10/1/56[3]	266,658
1,000,000	Golden, CA, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series B, 0.000% due 6/1/47[1]	221,768
600,000	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, 5.000% due 7/1/45	695,966
500,000	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A, 5.000% due 7/1/61	571,790
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	621,752
250,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	284,425
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	566,613
1,000,000	Riverside County, CA, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	625,850
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	206,795
		10,788,550
	Colorado — 9.3%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	526,183
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.375% due 12/1/28	1,079,597
	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	593,575
400,000	5.000% due 10/1/43	463,146
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	521,892
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	519,911
See Notes to Financial Statements.
128

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 500,000	Big Dry Creek Metropolitan District, CO, General Obligation Limited, Series A, 5.750% due 12/1/47	$ 531,683
278,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	296,708
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation, 5.000% due 12/1/49[3]	574,977
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	798,456
500,000	Clear Creek Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	526,645
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	678,278
	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding:
500,000	5.000% due 1/1/31	539,141
275,000	5.000% due 12/1/33	295,928
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	427,244
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	873,520
250,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Series A, 4.000% due 9/1/50	280,710
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	782,590
250,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	277,177
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	183,599
390,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	433,119
300,000	Copper Ridge Metropolitan District, CO, Revenue Bonds, 4.000% due 12/1/29	306,448
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[3]	274,404
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	615,590
495,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	529,522
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 1.124% due 9/1/39[4]	150,049
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,061,772
945,000	Harmony Technology Park, CO, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	1,035,373
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	540,819
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	541,962
500,000	Leyden Ranch, CO, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	527,382
750,000	Leyden Rock, CO, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	779,888
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	517,603
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	533,886
500,000	Rocky Mountain Rail Park Metropolitan District,CO,Revenu Bonds, Series A, 5.000% due 12/1/51[3]	536,400
See Notes to Financial Statements.
129

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	$ 535,281
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	785,479
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
195,000	3.000% due 12/1/21	196,100
750,000	5.000% due 12/1/30	781,283
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	231,235
325,000	5.000% due 12/1/47	364,755
555,000	STC Metropolitan District No 2, CO, General Obligation, Ltd., 3.000% due 12/1/25	579,293
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	519,397
520,000	Thompson Crossing Metropolitan District No. 4, CO, General Obligation Limited, Refunding, 3.500% due 12/1/29	552,558
	Vauxmont Metropolitan District, CO, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32	321,691
160,000	5.000% due 12/15/32	186,052
250,000	Village Metropolitan District (The), CO, General Obligation, Ltd., 5.000% due 12/1/40	277,244
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	539,836
500,000	Westerly Metropolitan District No. 4, CO, General Obligation, Ltd. Series A, 5.000% due 12/1/50	545,463
		25,570,844
	Connecticut — 0.8%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[3]	477,997
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	465,870
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[3]	184,388
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	137,390
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[3]	294,133
700,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	737,275
		2,297,053
	District Of Columbia — 0.8%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Refunding, Series A (MBIA Insured), 5.000% due 7/1/27	273,388
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	728,056
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,287,658
		2,289,102
	Florida — 4.4%
	Atlantic Beach, FL, Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	576,529
250,000	5.000% due 11/15/53	278,719
250,000	Capital Trust Agency Inc, FL, Revenue Bonds, 5.000% due 10/15/49[3]	269,973
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A, 5.000% due 7/1/56[3]	326,321
See Notes to Financial Statements.
130

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$8,455,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,3]	$ 569,919
195,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	207,635
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	175,873
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, (MBIA Insecured), 4.000% due 8/15/45	342,278
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Series C, 5.000% due 9/15/50[3]	159,564
550,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, Revenue Bonds, 6.000% due 2/1/33	593,285
1,220,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,328,529
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	335,354
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	582,947
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,457,686
750,000	Orange County, FL, Health Facilities Authority Revenue, Revenue Bonds, 5.000% due 8/1/40	841,505
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,093,374
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	63,293
145,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, 5.000% due 6/1/55	153,946
5,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	6,001
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	595,499
250,000	5.000% due 1/1/42	269,335
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1, 5.000% due 3/1/30[3]	551,601
165,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	165,129
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	523,886
500,000	4.125% due 5/1/37	523,768
		11,991,949
	Georgia — 1.0%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48[2]	250,412
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	307,035
125,000	Development Authority of Monroe County (The), GA, Revenue Bonds, 1.500% due 1/1/39[2]	128,215
600,000	Geoge L Smith II Georgia World Congress Center Aurtority, GA, Revenue Bonds, Series B, 5.000% due 1/1/54[3]	681,215
475,000	Georgia Housing & Finance Authority, Revenue Bonds, 4.000% due 6/1/50	534,449
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	226,033
See Notes to Financial Statements.
131

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$ 210,000	Houston Healthcare System, Inc., GA, Revenue Bonds, 5.000% due 10/1/31[2]	$ 227,670
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[3]	370,434
		2,725,463
	Guam — 0.3%
175,000	Guam Department of Education, Certificate Participation, Refunding, 5.000% due 2/1/40	189,530
500,000	Guam Power Authority, Revenue Bonds, Series A (AGMC Insured), 5.000% due 10/1/22	531,939
		721,469
	Idaho — 0.7%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[3]	535,852
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[3]	268,362
	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A:
735,000	6.000% due 7/1/39[3]	883,933
250,000	5.000% due 7/1/40[3]	279,084
		1,967,231
	Illinois — 14.4%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	261,945
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
1,150,000	0.000% due 12/1/31[1]	891,283
750,000	5.000% due 12/1/41	762,992
400,000	7.000% due 12/1/46[3]	512,177
325,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (AGMC, AMBAC Insured), 5.500% due 12/1/31	446,544
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	146,293
560,000	0.000% due 12/1/25[1]	525,464
170,000	5.500% due 12/1/26	199,889
550,000	0.000% due 12/1/29[1]	456,713
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[3]	774,921
1,125,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	871,907
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	706,784
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	575,302
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	471,831
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	187,723
250,000	5.750% due 1/1/33	301,362
1,195,000	6.000% due 1/1/38	1,448,062
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	276,649
	Chicago, IL, General Obligation Unlimited, Series C:
250,000	0.000% due 1/1/27[1]	220,691
435,000	0.000% due 1/1/31[1]	330,225
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	377,540
500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	535,029
See Notes to Financial Statements.
132

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding (AMBAC Insured), 5.750% due 11/1/30	$ 183,967
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	542,417
320,000	Illinois Housing Development Authority, Revenue Bonds, Series A, 3.000% due 4/1/51	350,784
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	439,839
390,000	Illinois State Finance Authority, Recovery Zone Facility, Navistar International Corp., Project, Revenue Bonds, Refunding, 4.750% due 10/15/40[2,3]	412,638
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	397,275
	Illinois State Finance Authority, Revenue Bonds, Refunding:
230,000	5.000% due 12/1/40	273,811
250,000	5.000% due 12/1/46	295,396
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	156,373
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	356,299
250,000	5.000% due 8/15/37	307,382
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,223,959
1,000,000	4.125% due 8/15/37	1,081,551
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	561,300
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	399,648
250,000	6.875% due 10/1/43	252,903
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	506,655
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	232,444
500,000	5.000% due 7/1/47	439,787
1,035,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	1,272,560
425,000	Illinois State Housing Development Authority, Revenue Bonds, Series A (GNMA / FNMA / FHLMC Insured), 4.250% due 10/1/49	475,693
515,000	Illinois State Housing Development Authority, Revenue Bonds, Series C, 3.500% due 8/1/46	553,850
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	527,015
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	773,465
250,000	5.000% due 6/15/30	314,936
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	486,627
415,000	0.000% due 6/15/26[1]	376,590
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	561,302
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	356,843
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	576,486
1,000,000	5.000% due 2/1/39	1,087,647
200,000	5.000% due 1/1/41	224,895
See Notes to Financial Statements.
133

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 750,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	$ 893,382
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,201,334
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	223,360
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	385,146
1,000,000	0.000% due 12/15/34[1]	707,646
1,000,000	0.000% due 6/15/36[1]	668,427
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	481,682
100,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Refunding, Series B, (AGMC Insured), 0.000% due 6/15/44[1]	52,094
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,706,046
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	570,288
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	247,188
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	513,289
	State of Illinois, General Obligation Unlimited:
1,000,000	5.500% due 5/1/30	1,295,310
250,000	4.000% due 10/1/33	291,158
165,000	4.000% due 6/1/35	180,407
500,000	4.000% due 10/1/42	565,503
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,124,714
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	535,075
496,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	532,342
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	267,752
		39,725,806
	Indiana — 1.8%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
900,000	5.000% due 6/1/32	928,765
300,000	5.000% due 6/1/39	308,600
1,500,000	Indiana Finance Authority, Revenue Bonds, Series A, 4.000% due 7/1/50	1,710,541
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	366,477
195,000	6.500% due 11/15/33	208,510
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	678,008
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	311,705
350,000	5.000% due 4/1/28	362,677
		4,875,283
See Notes to Financial Statements.
134

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — 0.8%
$ 500,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[2]	$ 552,562
250,000	Iowa State, Finance Authority, Revenue Bonds, 5.250% due 12/1/25	273,857
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	271,691
210,000	lowa State Finance Aurthority Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/51	216,620
940,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	940,276
		2,255,006
	Kansas — 0.1%
150,000	Wyandotte County, KS, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	153,540
60,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	60,737
		214,277
	Kentucky — 1.0%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	324,728
100,000	City of Ashland, KY, Revenue Bonds, Refunding, 4.000% due 2/1/36	105,713
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	783,459
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	110,716
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	254,172
	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	457,612
500,000	0.000% due 10/1/27[1]	445,178
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	300,815
		2,782,393
	Louisiana — 2.0%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	276,682
2,500,000	Industrial Development Board OF Parish, LA, East Baton Rouge Inc, Revenue Bonds, Series B, 0.040% due 12/1/40[2]	2,500,000
875,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	853,315
1,250,000	Louisiana State Local Govenment Facility & Community Development Aurthority, Revenue Bonds, Series B, 2.500% due 4/1/36	1,270,600
500,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	603,188
		5,503,785
	Maryland — 1.6%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,225,946
See Notes to Financial Statements.
135

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$ 250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	$ 297,722
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[3]	262,657
750,000	Maryland Community Development Administration, Revenue Bonds, Series A, 3.000% due 9/1/51	822,351
335,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	379,314
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	108,147
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	267,224
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	541,366
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	527,466
		4,432,193
	Michigan — 2.5%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[3,5]	361,000
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	293,645
125,000	Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	151,871
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	296,461
1,000,000	Grand Rapids Charter Township Economic Development Corp., MI, Revenue Bonds, 5.000% due 5/15/44	1,119,239
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	641,165
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	50,715
65,000	4.750% due 11/15/22	66,929
250,000	5.000% due 11/15/37	276,916
250,000	5.625% due 11/15/41	257,664
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B, 0.000% due 6/1/65[1]	643,436
2,070,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,289,818
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	291,045
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[2]	200,792
		6,940,696
	Minnesota — 0.2%
274,532	Minnesota Housing Finance Agency, Revenue Bonds, Series I, 2.800% due 12/1/47	288,190
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	272,488
		560,678
	Mississippi — 1.4%
2,000,000	Mississippi Business Finance Corp., Revenue Bonds, Series A, 0.040% due 12/1/30[2]	2,000,000
See Notes to Financial Statements.
136

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Mississippi — (Continued)
$1,920,000	Mississippi Business Finance Corp., Revenue Bonds, Series D, 0.040% due 12/1/30[2]	$ 1,920,000
		3,920,000
	Missouri — 1.3%
405,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	444,845
80,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[3]	80,723
430,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	411,387
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	110,417
640,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	705,205
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	115,711
250,000	5.000% due 2/1/42	277,863
250,000	Missouri State, Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 8/1/45	270,553
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	410,207
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	700,007
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	166,887
		3,693,805
	Nebraska — 0.1%
225,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	247,823
	Nevada — 0.6%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	377,129
290,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[3]	290,321
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	546,154
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	444,029
		1,657,633
	New Hampshire — 0.4%
983,639	National Finance Authority, NH, Municipal Certificates, Revenue Bonds, Series 1, 4.125% due 1/20/34	1,159,217
	New Jersey — 5.9%
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	501,506
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,177,495
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,226,568
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	189,260
See Notes to Financial Statements.
137

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$ 345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	$ 399,137
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 1.660% due 3/1/28[4]	507,962
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,940,733
830,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	945,143
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	700,356
1,300,000	0.000% due 12/15/39[1]	783,715
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	920,483
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,032,181
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	148,080
1,000,000	0.000% due 12/15/34[1]	755,886
550,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	393,631
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	808,190
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,259,524
1,500,000	Union County NJ Industrial Pollution Control Financing Authority, Revenue Bonds, 0.030% due 7/1/33[2]	1,500,000
		16,189,850
	New Mexico — 0.5%
500,000	New Mexico Hospital Equipment Loan Council First Mortgage, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	556,018
555,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	620,458
275,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	309,680
		1,486,156
	New York — 6.0%
1,250,000	Brooklyn, NY, Arena Local Development Corp., Pilot Revenue, Revenue Bonds, Refunding, 5.000% due 7/15/42	1,455,331
435,000	Brooklyn, NY, Arena Local Development Corp., Revenue Bonds, 4.000% due 11/1/55	462,850
315,000	Build NYC Resource Corp, NY, Revenue Bonds,Series A, 5.000% due 12/1/41[3]	360,267
	County of Sullivan, NY, Special Assessment:
150,000	4.850% due 11/1/31[3]	159,068
500,000	5.350% due 11/1/49[3]	527,261
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	516,225
395,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, Refunding, (SOFR*0.67+0.55%), 0.557% due 11/1/32[4]	394,969
	Metropolitan Transportation Authority, NY, Revenue Bonds:
325,000	4.000% due 11/15/48	369,656
175,000	4.000% due 11/15/49	198,880
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, (SIFMA MUNI SWAP INDEX + 0.50%), 0.560% due 11/15/42[4]	249,508
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C:
250,000	4.750% due 11/15/45	301,063
120,000	5.000% due 11/15/50	146,821
See Notes to Financial Statements.
138

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$ 500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	$ 556,338
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2, 4.000% due 11/15/47	569,166
275,000	Monroe County Industrial Development Corp, NY , Revenue Bonds, 5.000% due 1/1/40	301,475
1,800,000	New York City Water & Sewer System, Revenue Bonds, 0.030% due 6/15/44[2]	1,800,000
1,900,000	New York City, NY, General Obligation Unlimited, Series F-3, 0.030% due 3/1/42[2]	1,900,000
1,000,000	New York City, NY, Municipal Water Finance Authority, Water And Sewer Sytem Revenue, Revenue Bonds, Series A-2, 0.030% due 6/15/44[2]	1,000,000
460,000	New York City,NY, Water and Sewer System Revenue, Revenue Bonds,Series BB2, 4.000% due 6/15/42	548,864
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[3]	815,468
1,000,000	New York State, Dormitory Authority, Revenue Bonds,Series A, 5.000% due 3/15/40	1,248,292
425,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	455,430
1,415,000	New York State, Urban Development Corp., Revenue Bonds, 5.000% due 3/15/50	1,787,101
400,000	The Town OF Huntington Local Development Corp., NY, Revenue Bonds, Series A, 5.250% due 7/1/56	423,213
		16,547,246
	North Carolina — 1.8%
3,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, 0.150% due 7/1/34[2]	3,000,000
1,000,000	North Carolina Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 7/1/51	1,098,666
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	242,929
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	504,814
		4,846,409
	North Dakota — 0.2%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	575,009
	Ohio — 2.5%
250,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	280,837
3,180,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-3, 0.000% due 6/1/57[1]	495,984
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	627,836
455,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	535,828
345,000	Franklin Contry, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	380,085
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	595,133
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,154,476
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 12/1/50	533,199
See Notes to Financial Statements.
139

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
$ 300,000	5.750% due 12/1/32	$ 315,991
500,000	6.000% due 12/1/42	515,831
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/28[3]	279,020
250,000	5.000% due 12/1/38[3]	267,930
300,000	5.000% due 12/1/48[3]	316,857
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[3]	456,604
		6,755,611
	Oklahoma — 0.1%
85,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, RevenueBonds, Series A, 8.500% due 8/25/26[3]	87,143
250,000	Oklahoma, ST, Development Finance Authority, Healthcare System, Revenue Bonds, Series B, 5.500% due 8/15/57	306,137
		393,280
	Oregon — 0.3%
125,000	Clackamas County, OR, Hospital Facility Authority, Oregon Senior Living, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	135,467
395,000	Polk County, OR, Oregon Hospital Facility Authority, Revenue Bonds, Series A, 5.125% due 7/1/55	406,414
200,000	Yamhill County,OR, Hospital Authority, Revenue Bonds, 0.000% due 11/15/24[1,3]	192,500
		734,381
	Pennsylvania — 4.6%
500,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds,Refunding, Series A, 5.000% due 4/1/47	601,114
750,000	Berks County, PA, Industrial Development Authority, Tower Health Project, Revenue Bonds, Refunding, 5.000% due 11/1/47	756,089
270,000	Bucks Country, PA, Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/46	295,806
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	140,074
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[3]	577,289
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	442,175
250,000	6.000% due 6/1/46	271,494
500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/29	562,255
500,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series C, (3M USD LIBOR*0.67+0.75%), 0.878% due 6/1/37[4]	491,252
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,120,340
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	214,422
350,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, Refunding, 5.000% due 3/1/45	380,631
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	493,237
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	688,527
250,000	5.250% due 1/15/46	277,678
See Notes to Financial Statements.
140

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
$ 105,000	5.000% due 11/15/23	$ 110,287
500,000	5.000% due 11/15/36	582,147
100,000	5.000% due 12/1/46	108,955
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	282,775
	Northampton County, PA, Industrial Development Authority, Revenue Bonds:
250,000	5.000% due 11/1/44	271,495
300,000	5.000% due 11/1/49	325,167
250,000	Pennsylvania State Lancaster County Hospital Authority, Revenue Bonds, 5.000% due 3/1/40	274,375
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22[2]	2,232,993
115,000	Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000% due 6/15/40[3]	134,117
495,000	Philadelphia Authority of Industrial Development, Revenue Bonds, Mast III Charter School Project, Series A, 6.500% due 6/15/54	521,651
325,000	The Berks County Municipal Authority, PA, Revenue Bonds, Series A, 5.000% due 2/1/28	358,905
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	162,522
100,000	Westmoreland County Industrial Development Authority, PA, Revenue Bonds, 4.000% due 7/1/25	111,109
		12,788,881
	Puerto Rico — 6.1%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,194
675,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/41[5]	543,375
300,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	312,000
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, 5.000% due 7/1/35[3]	2,372,720
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
20,000	5.000% due 7/1/33	21,058
60,000	5.125% due 7/1/37	63,263
2,860,000	5.250% due 7/1/42	3,019,760
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[5]	927,500
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,697
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	611,382
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	77,090
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 0.655% due 7/1/29[4]	555,767
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[5]	475,625
85,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	78,625
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	303,594
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	524,211
175,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AGMC Insured), 6.250% due 7/1/21	176,492
See Notes to Financial Statements.
141

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	$ 8,484
455,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 2.491% due 7/1/28	432,405
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	804,802
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	258,955
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	431,204
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,878
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	499,408
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	270,469
9,071	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,110
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	7,578
15,000	0.000% due 7/1/27[1]	13,365
14,000	0.000% due 7/1/29[1]	11,776
18,000	0.000% due 7/1/31[1]	14,048
21,000	0.000% due 7/1/33[1]	15,189
8,743,000	0.000% due 7/1/51[1]	1,999,844
500,000	5.000% due 7/1/58	563,280
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	556,355
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, AMBAC Insured:
209,663	0.000% due 8/1/47[1]	63,303
323,124	0.000% due 8/1/54[1]	68,572
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	189,898
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	97,750
150,000	5.000% due 6/1/36	145,125
		16,684,151
	Rhode Island — 1.2%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,017,613
750,000	5.000% due 9/1/36	841,240
490,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	542,680
5,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	811,038
		3,212,571
	South Carolina — 1.9%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	691,599
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	252,599
See Notes to Financial Statements.
142

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$ 255,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	$ 276,096
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	430,766
1,090,000	5.000% due 10/1/41[3]	1,134,967
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	856,816
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	239,915
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	605,410
500,000	5.000% due 12/1/41	602,352
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,907
		5,096,427
	Texas — 3.6%
645,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	728,172
350,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	361,398
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	378,636
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,631,596
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	154,640
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	608,946
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,010,793
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/35	408,445
	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds:
250,000	5.500% due 1/1/49	259,269
400,000	5.000% due 1/1/55	411,506
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 7/1/40	239,361
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	622,583
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	310,230
500,000	5.000% due 6/15/38	515,814
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	242,117
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
250,000	4.000% due 5/15/27	266,768
70,000	4.000% due 5/15/31	73,279
150,000	5.000% due 11/15/35	164,216
625,000	5.000% due 5/15/45	668,030
170,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	190,531
500,000	Texas State, Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, 6.250% due 12/15/26	587,361
		9,833,691
See Notes to Financial Statements.
143

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Utah — 0.8%
$1,000,000	County of Utah, UT, Revenue Bonds, Series A, 5.000% due 5/15/50	$ 1,262,706
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[3]	521,119
250,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, Series A, 5.000% due 8/1/50	280,499
170,000	Mida Mountain Village, UT, Public Infrastucture District, Special Assessment, 4.000% due 8/1/50[3]	174,841
		2,239,165
	Virginia — 2.7%
	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A:
750,000	5.000% due 1/1/38	882,210
500,000	5.000% due 1/1/50	589,456
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding, 5.000% due 7/1/38	544,350
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	347,080
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	537,283
600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	691,201
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	559,819
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,096,471
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	796,628
	Virginia Small Business Financing Authority, Revenue Bonds:
500,000	5.000% due 1/1/32	610,962
250,000	4.000% due 1/1/45	275,900
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	530,184
		7,461,544
	Washington — 1.8%
235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	268,670
	Washington State Convention Center Public Facilities District, Revenue Bonds:
500,000	4.000% due 7/1/31	569,581
250,000	5.000% due 7/1/35	297,340
250,000	5.000% due 7/1/58	289,819
	Washington State, Health Care Facilities Authority, Revenue Bonds:
200,000	5.000% due 8/1/30	256,478
300,000	5.000% due 8/15/34	355,828
1,125,000	5.000% due 12/1/36	1,259,739
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	674,310
	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds:
500,000	5.000% due 1/1/55[3]	516,014
500,000	5.000% due 1/1/56[3]	515,688
		5,003,467
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	302,656
See Notes to Financial Statements.
144

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 3.7%
$ 250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	$ 278,451
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	551,504
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[3]	257,533
500,000	5.000% due 9/1/54[3]	555,865
	Public Finance Authority, WI, Revenue Bond:
250,000	5.000% due 12/1/45[3]	279,551
135,000	5.000% due 4/1/50[3]	155,169
	Public Finance Authority, WI, Revenue Bonds:
375,000	5.000% due 6/1/29[3]	423,468
130,000	5.000% due 6/1/34	154,886
250,000	5.000% due 1/1/35	288,141
750,000	5.000% due 1/1/46	847,776
135,000	5.000% due 6/1/49	156,118
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	293,819
1,000,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.000% due 7/1/51	1,136,007
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[3]	347,098
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[3]	377,957
70,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	73,631
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	586,002
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,187,208
	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	1,019,426
390,000	0.180% due 2/15/53[2]	390,000
795,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	876,637
		10,236,247
	Other Territory — 0.3%
724,548	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	828,572
	TOTAL MUNICIPAL BONDS (Cost $254,070,506)	269,868,185
TOTAL INVESTMENTS (Cost $254,070,506)	98.0%	$269,868,185
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	5,517,564
NET ASSETS	100.0%	$275,385,749
See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2021.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2021, these securities, which are not illiquid, amounted to $39,699,415 or 14.4% of net assets for the Fund.
[4]	Floating Rate Bond. Rate shown is as of April 30, 2021.
[5]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
146

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2021, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	14.4%	$ 39,725,806
Colorado	9.3	25,570,844
Puerto Rico	6.1	16,684,151
New York	6.0	16,547,246
New Jersey	5.9	16,189,850
Pennsylvania	4.6	12,788,881
Florida	4.4	11,991,949
California	3.9	10,788,550
Wisconsin	3.7	10,236,247
Texas	3.6	9,833,691
Arizona	3.1	8,400,307
Virginia	2.7	7,461,544
Michigan	2.5	6,940,696
Ohio	2.5	6,755,611
Louisiana	2.0	5,503,785
South Carolina	1.9	5,096,427
Washington	1.8	5,003,467
Indiana	1.8	4,875,283
North Carolina	1.8	4,846,409
Maryland	1.6	4,432,193
Mississippi	1.4	3,920,000
Missouri	1.3	3,693,805
Rhode Island	1.2	3,212,571
Kentucky	1.0	2,782,393
Alabama	1.0	2,753,222
Georgia	1.0	2,725,463
Connecticut	0.8	2,297,053
District of Columbia	0.8	2,289,102
Iowa	0.8	2,255,006
Utah	0.8	2,239,165
Idaho	0.7	1,967,231
Nevada	0.6	1,657,633
New Mexico	0.5	1,486,156
Alaska	0.4	1,179,086
New Hampshire	0.4	1,159,217
Other Territory	0.3	828,572
Oregon	0.3	734,381
Guam	0.3	721,469
North Dakota	0.2	575,009
Minnesota	0.2	560,678
Oklahoma	0.1	393,280
West Virginia	0.1	302,656
Nebraska	0.1	247,823
Kansas	0.1	214,277
TOTAL MUNICIPAL BONDS	98.0%	$269,868,185
TOTAL INVESTMENTS	98.0%	$269,868,185
See Notes to Financial Statements.
147

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Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2021, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
148

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Notes to Financial Statements (Unaudited) — (Continued)
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2021. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at April 30, 2021.
The Portfolios did not recognize any Level 3 transfers as of the six months ended April 30, 2021. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2021 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$ 8,625	$ —	$—	$ 8,625
Auto Components	31,659	—	—	31,659
Banks	173,063	—	—	173,063
Beverages	12,371	—	—	12,371
Biotechnology	167,701	—	—	167,701
Building Products	43,311	—	—	43,311
Capital Markets	21,710	—	—	21,710
Chemicals	11,565	—	—	11,565
Commercial Services & Supplies	32,389	—	—	32,389
Communications Equipment	16,879	—	—	16,879
Construction & Engineering	13,558	—	—	13,558
Consumer Finance	32,117	—	—	32,117
Containers & Packaging	13,241	—	—	13,241
Diversified Consumer Services	27,377	—	—	27,377
Diversified Telecommunication Services	4,860	—	—	4,860
Electronic Equipment, Instruments & Components	28,959	—	—	28,959
Equity Real Estate Investment Trusts	77,714	—	—	77,714
Food & Staples Retailing	17,457	—	—	17,457
Gas Utilities	32,230	—	—	32,230
149

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Equipment & Supplies	$ 40,092	$ —	$—	$ 40,092
Health Care Providers & Services	48,609	—	—	48,609
Health Care Technology	11,359	—	—	11,359
Hotels, Restaurants & Leisure	6,877	—	—	6,877
Household Durables	28,388	—	—	28,388
Household Products	15,780	—	—	15,780
Insurance	12,258	—	—	12,258
Interactive Media & Service	7,419	—	—	7,419
IT Services	47,115	—	—	47,115
Leisure Equipment & Products	14,772	—	—	14,772
Life Sciences Tools & Services	11,631	—	—	11,631
Machinery	20,608	—	—	20,608
Media	40,189	—	—	40,189
Metals & Mining	35,319	—	—	35,319
Mortgage Real Estate Investment Trust	12,540	—	—	12,540
Multi-line Retail	10,755	—	—	10,755
Multi-Utilities	11,413	—	—	11,413
Oil, Gas & Consumable Fuels	35,684	—	—	35,684
Paper & Forest Products	11,708	—	—	11,708
Personal Products	5,730	—	—	5,730
Pharmaceuticals	12,028	—	0*	12,028
Professional Services	35,399	—	—	35,399
Real Estate Management & Development	12,995	—	—	12,995
Semiconductors & Semiconductor Equipment	51,456	—	—	51,456
Software	32,268	—	—	32,268
Specialty Retail	54,156	—	—	54,156
Textiles, Apparel & Luxury Goods	6,460	—	—	6,460
Thrifts & Mortgage Finance	13,576	—	—	13,576
Trading Companies & Distributors	67,539	—	—	67,539
Total Common Stocks	1,480,909	—	—	1,480,909
Repurchase Agreement	—	16,371	—	16,371
Total Investments	1,480,909	16,371	0	1,497,280
Total	$1,480,909	$16,371	$ 0	$1,497,280
* Includes one security priced at $0.
Quantitative International Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$ 2,377,536	$645,113	$—	$ 3,022,649
Austria	250,811	—	—	250,811
Canada	4,693,626	—	—	4,693,626
Denmark	986,275	—	—	986,275
France	4,099,927	—	—	4,099,927
Germany	3,307,575	—	—	3,307,575
Hong Kong	1,775,297	—	—	1,775,297
150

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Ireland	$ 688,589	$ —	$—	$ 688,589
Israel	294,103	—	—	294,103
Italy	830,408	—	—	830,408
Japan	10,822,707	—	—	10,822,707
Netherlands	1,663,767	—	—	1,663,767
New Zealand	313,289	—	—	313,289
Norway	318,557	—	—	318,557
Singapore	868,155	—	—	868,155
Spain	1,999,882	—	—	1,999,882
Sweden	2,068,683	—	—	2,068,683
Switzerland	5,347,796	—	—	5,347,796
United Kingdom	5,527,719	—	—	5,527,719
Total Common Stocks	48,234,702	645,113	—	48,879,815
Repurchase Agreement	—	180,799	—	180,799
Investment of Security Lending Collateral	5,831,795	—	—	5,831,795
Total Investments	54,066,497	825,912	—	54,892,409
Total	$54,066,497	$825,912	$—	$54,892,409
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 20,729,430	$ —	$—	$ 20,729,430
U.S. Treasury Bills	—	109,993,989	—	109,993,989
Repurchase Agreement	—	6,440,098	—	6,440,098
Purchased Options
Calls	797,665,450	—	—	797,665,450
Puts	94,125	—	—	94,125
Total Purchased Options	797,759,575	—	—	797,759,575
Total Investments	818,489,005	116,434,087	—	934,923,092
Total	$818,489,005	$116,434,087	$—	$934,923,092
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(546,903,900)	$—	$—	$(546,903,900)
Puts	(3,418,400)	—	—	(3,418,400)
Total Written Options	(550,322,300)	—	—	(550,322,300)
Total	$(550,322,300)	$—	$—	$(550,322,300)
151

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Notes to Financial Statements (Unaudited) — (Continued)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$ 188,930	$ —	$—	$ 188,930
U.S. Treasury Bills	—	3,199,810	—	3,199,810
Repurchase Agreement	—	1,106,160	—	1,106,160
Purchased Options
Calls	28,601,550	—	—	28,601,550
Puts	3,375	—	—	3,375
Total Purchased Options	28,604,925	—	—	28,604,925
Total Investments	28,793,855	4,305,970	—	33,099,825
Total	$28,793,855	$4,305,970	$—	$33,099,825
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(19,610,100)	$—	$—	$(19,610,100)
Puts	(178,680)	—	—	(178,680)
Total Written Options	(19,788,780)	—	—	(19,788,780)
Total	$(19,788,780)	$—	$—	$(19,788,780)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 33,912,091	$—	$ 33,912,091
Federal National Mortgage Association	—	29,453,192	—	29,453,192
Total Agency Notes	—	63,365,283	—	63,365,283
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	43,271,930	—	43,271,930
Federal National Mortgage Association	—	91,721,082	—	91,721,082
Government National Mortgage Association	—	784,499	—	784,499
Total Mortgage-Backed Securities	—	135,777,511	—	135,777,511
Corporate Notes
Banking	—	32,600,554	—	32,600,554
Beverages, Food & Tobacco	—	12,893,069	—	12,893,069
Communications	—	17,750,755	—	17,750,755
Computer Software & Processing	—	28,995,026	—	28,995,026
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Heavy Machinery	$ —	$ 8,964,467	$—	$ 8,964,467
Insurance	—	5,486,487	—	5,486,487
Pharmaceuticals	—	9,780,256	—	9,780,256
Total Corporate Notes	—	116,470,614	—	116,470,614
U.S. Treasury Notes/Bonds	—	95,354,961	—	95,354,961
Repurchase Agreement	—	11,556,946	—	11,556,946
Investment of Security Lending Collateral	6,900,750	—	—	6,900,750
Total Investments	6,900,750	422,525,315	—	429,426,065
Total	$6,900,750	$422,525,315	$—	$429,426,065
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$ —	$ 504,308	$—	$ 504,308
Municipal Bonds
Alabama	—	454,604	—	454,604
Arizona	—	985,444	—	985,444
California	—	1,610,983	—	1,610,983
Colorado	—	1,050,895	—	1,050,895
Connecticut	—	2,562,511	—	2,562,511
District of Columbia	—	1,153,367	—	1,153,367
Florida	—	2,501,211	—	2,501,211
Georgia	—	206,150	—	206,150
Illinois	—	3,086,188	—	3,086,188
Kansas	—	418,446	—	418,446
Kentucky	—	1,101,630	—	1,101,630
Louisiana	—	1,232,288	—	1,232,288
Maryland	—	825,383	—	825,383
Michigan	—	3,535,954	—	3,535,954
Minnesota	—	829,568	—	829,568
Nebraska	—	100,164	—	100,164
Nevada	—	513,635	—	513,635
New Jersey	—	2,628,636	—	2,628,636
New York	—	3,907,333	—	3,907,333
North Carolina	—	101,920	—	101,920
Ohio	—	2,007,516	—	2,007,516
Pennsylvania	—	8,864,844	—	8,864,844
Rhode Island	—	418,946	—	418,946
South Carolina	—	351,197	—	351,197
South Dakota	—	229,988	—	229,988
Tennessee	—	647,674	—	647,674
Texas	—	5,401,772	—	5,401,772
Virginia	—	1,033,954	—	1,033,954
Washington	—	2,232,725	—	2,232,725
Wisconsin	—	1,167,020	—	1,167,020
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wyoming	$ —	$ 409,782	$—	$ 409,782
Total Municipal Bonds	—	51,571,728	—	51,571,728
Repurchase Agreement	—	487,018	—	487,018
Registered Investment Companies	419,956	—	—	419,956
Total Investments	419,956	52,563,054	—	52,983,010
Total	$419,956	$52,563,054	$—	$52,983,010
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolios, including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2021 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2021, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,905,668	$(1,905,668)	$—	$—	$—
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Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,653,866	$(3,653,866)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,897	$(8,897)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,371	$(16,371)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$180,799	$(180,799)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$23,800	$(23,800)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$650,174	$(650,174)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$240,134	$(240,134)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,489,819	$(1,489,819)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$22,361,515	$(22,361,515)	$—	$—	$—
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Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$145,505	$(145,505)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,440,098	$(6,440,098)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,106,160	$(1,106,160)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,556,946	$(11,556,946)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$487,018	$(487,018)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2021. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash: Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation
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of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2021. During the six months ended April 30, 2021, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2021, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $23,849,973 and $539,378 respectively, to brokers, as collateral for written options. This amount is included in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $120,723,694 and $47,998,680 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended April 30, 2021. During the period ended April 30, 2021, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by
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its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2021.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Total Market Equity Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2021, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $49,531,095 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $10,958,386, and $12,953,829, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of
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the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.
On October 31, 2020, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$ 199,846	$ 3,399
Quantitative U.S. Small Cap Equity Portfolio	75,331	—
Quantitative International Equity Portfolio	11,978,742	—
Responsible ESG U.S. Equity Portfolio	849,259	—
Women in Leadership U.S. Equity Portfolio	289,275	—
Quantitative U.S. Long/Short Equity Portfolio	15,114,900	—
Small Cap Equity Portfolio	147,980,146	62,335,609
Equity Income Portfolio	76,040	—
Secured Options Portfolio	14,873,252	22,314,799
Global Secured Options Portfolio*	4,936,735	1,642,909
Short Term Tax Aware Fixed Income Portfolio	115,284	36,299
During the fiscal year ended October 31, 2020, the following Portfolios utilized capital loss carryforwards:
Equity Income Portfolio	$152,012
Global Secured Options Portfolio	148,318
Core Fixed Income Portfolio	3,900,981
159

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
In recognition of the 2017 capital loss carryforward limitation (pursuant to Internal Revenue Code Section 382) subsequently identified in 2018 and disclosed in the October 31, 2018 “Notes to Financial Statements: 2. Revision to Previously Issued Financial Statements”, the Global Secured Options Portfolio issued a deficiency long-term capital gain distribution in the amount of $472,081 on March 6, 2019.
*Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
As of October 31, 2020, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$1,685,508	$ 99,911,069	$230,007,341	$ —	$ —	$ 331,603,918
Quantitative U.S. Large Cap Growth Equity Portfolio	—	—	311,190,111	623,317,037	—	—	934,507,148
Quantitative U.S. Large Cap Value Equity Portfolio	—	2,300	—	36,592	—	(203,245)	(164,353)
Quantitative U.S. Small Cap Equity Portfolio	—	—	—	47,911	(2)	(75,331)	(27,422)
Quantitative International Equity Portfolio	—	—	—	1,420,335	—	(11,978,742)	(10,558,407)
Responsible ESG U.S. Equity Portfolio	—	16,473	—	3,972,159	—	(849,259)	3,139,373
Women in Leadership U.S. Equity Portfolio	—	25,557	—	2,907,714	(2)	(289,275)	2,643,994
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	18,673,261	(184,477)	(15,114,900)	3,373,884
Quantitative U.S. Total Market Equity Portfolio	—	—	3,422,865	8,819,324	(2,886)	—	12,239,303
Strategic Equity Portfolio	—	173,372	12,912,846	89,937,222	—	—	103,023,440
Small Cap Equity Portfolio	—	—	—	76,813,168	—	(210,315,755)	(133,502,587)
Equity Income Portfolio	—	20,508	—	2,133,278	—	(76,040)	2,077,746
Secured Options Portfolio	—	—	—	9,790,529	(2,316,943)	(37,188,051)	(29,714,465)
Global Secured Options Portfolio	—	199,515	225,463	(93,745)	1	(6,579,644)**	(6,248,410)
Core Fixed Income Portfolio	—	2,551,907	5,075,603	26,393,714	1	—	34,021,225
160

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Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Short Term Tax Aware Fixed Income Portfolio	$ 70,394	$ —	$ —	$ 682,333	$ —	$ (151,583)	$ 601,144
High Yield Municipal Portfolio	598,689	—	20,865	6,954,952	(19)	—	7,574,487
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
**Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2020, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$18,713,284	$ 98,397,908	$ —
Quantitative U.S. Large Cap Growth Equity Portfolio	—	14,981,564	436,456,750	—
Quantitative U.S. Large Cap Value Equity Portfolio	—	40,984	—	—
Quantitative U.S. Small Cap Equity Portfolio	—	7,684	—	—
Quantitative International Equity Portfolio	—	2,704,110	—	220,626
Responsible ESG U.S. Equity Portfolio	—	237,515	92,525	—
Women in Leadership U.S. Equity Portfolio	—	239,220	—	—
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	182,295
Quantitative U.S. Total Market Equity Portfolio	—	242,731	3,387,071	—
Strategic Equity Portfolio	—	2,023,010	5,226,463	—
Small Cap Equity Portfolio	—	5,011,864	—	255,593
Equity Income Portfolio	—	478,143	—	—
Secured Options Portfolio	—	18,271,570	29,797,110	—
Global Secured Options Portfolio	—	1,977	—	—
Core Fixed Income Portfolio	—	10,373,594	—	—
Short Term Tax Aware Fixed Income Portfolio	457,915	113,527	—	—
High Yield Municipal Portfolio	6,132,977	61,972	—	—
For the fiscal year ended October 31, 2020, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, net operating losses, nontaxable dividends received from investments, tax equalization and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$ (31,684,417)	$ 31,684,417
Quantitative U.S. Large Cap Growth Equity Portfolio	(127,921,046)	127,921,046
Quantitative U.S. Small Cap Equity Portfolio	983	(983)
Quantitative U.S. Long/Short Equity Portfolio	618,848	(618,848)
Quantitative U.S. Total Market Equity Portfolio	(1,314,667)	1,314,667
Strategic Equity Portfolio	(2,055,464)	2,055,464
Small Cap Equity Portfolio	2,583,675	(2,583,675)
Secured Options Portfolio	352,159	(352,159)
161

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
As of April 30, 2021, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$ 895,510,956	$502,568,546	$ 508,197	$502,060,349
Quantitative U.S. Large Cap Growth Equity Portfolio	1,303,960,793	831,515,459	1,118,648	830,396,811
Quantitative U.S. Large Cap Value Equity Portfolio	1,641,302	587,628	3,306	584,322
Quantitative U.S. Small Cap Equity Portfolio	1,076,703	429,687	9,109	420,578
Quantitative International Equity Portfolio	46,339,668	9,192,947	640,206	8,552,741
Responsible ESG U.S. Equity Portfolio	20,515,829	9,742,353	8,988	9,733,365
Women in Leadership U.S. Equity Portfolio	21,479,035	8,240,643	2,487	8,238,156
Quantitative U.S. Long/Short Equity Portfolio	3,875,922	26,068,978	6,943,653	19,125,325
Quantitative U.S. Total Market Equity Portfolio	18,209,223	17,893,521	970,369	16,923,152
Strategic Equity Portfolio	120,206,112	142,707,731	—	142,707,731
Small Cap Equity Portfolio	989,225,617	461,710,356	5,352,590	456,357,766
Equity Income Portfolio	15,359,707	6,265,346	—	6,265,346
Secured Options Portfolio	370,292,381	14,308,411	—	14,308,411
Global Secured Options Portfolio	13,297,647	14,273	875	13,398
Core Fixed Income Portfolio	416,945,311	18,168,499	5,687,745	12,480,754
Short Term Tax Aware Fixed Income Portfolio	52,281,732	725,390	24,112	701,278
High Yield Municipal Portfolio	254,223,787	16,401,528	757,130	15,644,398
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2021 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$797,759,575	$797,759,575
Total Value	$797,759,575	$797,759,575
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(550,322,300)	$(550,322,300)
Total Value	$(550,322,300)	$(550,322,300)
162

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ 182,888,839	$ 182,888,839
Options Written[4]	(132,952,751)	(132,952,751)
Total Realized Gain (Loss)	$ 49,936,088	$ 49,936,088
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 89,519,341	$ 89,519,341
Options Written[6]	(70,384,437)	(70,384,437)
Total Change in Appreciation (Depreciation)	$ 19,134,904	$ 19,134,904
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	5,233	5,233
Options Written[7]	(6,203)	(6,203)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$28,604,925	$28,604,925
Total Value	$28,604,925	$28,604,925
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(19,788,780)	$(19,788,780)
Total Value	$(19,788,780)	$(19,788,780)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ 2,831,902	$ 2,831,902
Options Written[4]	(1,706,885)	(1,706,885)
Total Realized Gain (Loss)	$ 1,125,017	$ 1,125,017
163

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 2,724,768	$ 2,724,768
Options Written[6]	(2,393,407)	(2,393,407)
Total Change in Appreciation (Depreciation)	$ 331,361	$ 331,361
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	133	133
Options Written[7]	(622)	(622)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of written options.
[7]	Amounts disclosed represent average number of contracts outstanding during the period ended April 30, 2021.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Capital International, Inc. ("Capital International") serves as sub-advisor to the High Yield Municipal Portfolio. Capital International is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay Capital International a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
164

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Notes to Financial Statements (Unaudited) — (Continued)
Fund Name	Management Fee on Net Assets
Global Secured Options Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%****
High Yield Municipal Portfolio	0.65%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2022 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2022 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2022, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2022, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
165

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
Shareholder Servicing Fee on Net Assets
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $94,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2021 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$356,757,827	$ 587,304,922
Quantitative U.S. Large Cap Growth Equity Portfolio	508,115,655	1,137,830,797
Quantitative U.S. Large Cap Value Equity Portfolio	768,946	750,121
Quantitative U.S. Small Cap Equity Portfolio	584,085	588,386
Quantitative International Equity Portfolio	21,325,672	38,070,568
Responsible ESG U.S. Equity Portfolio	10,405,354	10,571,706
Women in Leadership U.S. Equity Portfolio	10,570,886	10,964,141
Quantitative U.S. Long/Short Equity Portfolio	87,737,401	102,861,189
Quantitative U.S. Total Market Equity Portfolio	20,465,031	26,673,057
Strategic Equity Portfolio	23,117,580	46,978,932
Small Cap Equity Portfolio	445,573,280	852,228,113
Equity Income Portfolio	4,379,949	5,864,752
Secured Options Portfolio	—	—
Global Secured Options Portfolio	—	—
Core Fixed Income Portfolio	21,004,960	—
Short Term Tax Aware Fixed Income Portfolio	10,207,163	7,384,674
High Yield Municipal Portfolio	46,674,429	25,061,661
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$21,222,474	$34,775,965
166

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	1,035,917	$ 30,077,816	2,937,363	$ 71,382,611
Issued as reinvestment of dividends	3,209,368	85,337,293	2,803,174	74,973,328
Redeemed	(6,821,247)	(192,957,029)	(25,345,432)	(615,432,867)
Net Decrease	(2,575,962)	$ (77,541,920)	(19,604,895)	$(469,076,928)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	364,872	$ 10,269,613	1,571,404	$ 40,527,775
Issued as reinvestment of dividends	403,399	10,743,935	1,112,383	29,864,050
Redeemed	(2,739,684)	(76,867,975)	(20,804,189)	(458,443,013)
Net Decrease	(1,971,413)	$ (55,854,427)	(18,120,402)	$(388,051,188)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	1,549,178	$ 51,584,129	5,449,450	$ 163,682,444
Issued as reinvestment of dividends	6,961,233	218,480,698	8,853,403	270,669,218
Redeemed	(12,847,967)	(427,816,056)	(30,120,042)	(898,362,063)
Net Decrease	(4,337,556)	$(157,751,229)	(15,817,189)	$(464,010,401)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	4,057,156	$ 130,177,510	7,148,924	$ 217,338,099
Issued as reinvestment of dividends	2,248,196	70,561,773	4,964,570	151,609,541
Redeemed	(11,115,402)	(373,239,948)	(32,941,800)	(975,838,608)
Net Decrease	(4,810,050)	$(172,500,665)	(20,828,306)	$(606,890,968)
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	4,040	$ 45,000	5,004	$ 52,000
Issued as reinvestment of dividends	814	9,243	2,441	21,484
Redeemed	(3,186)	(38,096)	(29,802)	(277,736)
Net Increase (Decrease)	1,668	$ 16,147	(22,357)	$ (204,252)
Quantitative U.S. Small Cap Equity Portfolio
Issued as reinvestment of dividends	222	$ 2,760	786	$ 7,605
Net Increase	222	$ 2,760	786	$ 7,605
Quantitative International Equity Portfolio
Sold	24,620	$ 335,455	62,957	$ 798,506
Issued as reinvestment of dividends	7,349	111,343	25,222	327,675
Redeemed	(1,186,741)	(17,146,076)	(10,385,416)	(128,510,960)
Net Decrease	(1,154,772)	$ (16,699,278)	(10,297,237)	$(127,384,779)
Responsible ESG U.S. Equity Portfolio
Sold	117,251	$ 2,077,860	239,876	$ 3,278,585
Issued as reinvestment of dividends	3,492	61,773	16,877	241,623
Redeemed	(128,092)	(2,325,818)	(310,331)	(4,327,625)
Net Decrease	(7,349)	$ (186,185)	(53,578)	$ (807,417)
Women in Leadership U.S. Equity Portfolio
Sold	107,618	$ 1,774,191	444,566	$ 5,637,718
Issued as reinvestment of dividends	3,767	64,343	10,162	130,588
Redeemed	(132,720)	(2,193,978)	(356,959)	(4,627,117)
Net Increase (Decrease)	(21,335)	$ (355,444)	97,769	$ 1,141,189
167

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	148,229	$ 1,760,937	750,382	$ 8,863,412
Issued as reinvestment of dividends	—	—	1,645	20,118
Redeemed	(3,092,702)	(36,724,978)	(12,785,690)	(139,987,603)
Net Decrease	(2,944,473)	$ (34,964,041)	(12,033,663)	$(131,104,073)
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	1,664	$ 20,547	30,611	$ 340,725
Redeemed	(3,908)	(45,412)	(3,782)	(41,850)
Net Increase (Decrease)	(2,244)	$ (24,865)	26,829	$ 298,875
Quantitative U.S. Total Market Equity Portfolio
Sold	70,760	$ 1,347,470	93,429	$ 1,427,350
Issued as reinvestment of dividends	196,553	3,290,780	184,352	3,278,150
Redeemed	(402,073)	(7,364,492)	(2,222,180)	(33,498,188)
Net Decrease	(134,760)	$ (2,726,242)	(1,944,399)	$ (28,792,688)
Strategic Equity Portfolio
Sold	164,500	$ 4,922,781	983,611	$ 25,229,443
Issued as reinvestment of dividends	426,304	12,232,073	183,160	5,060,706
Redeemed	(922,996)	(27,934,369)	(2,746,390)	(67,163,578)
Net Decrease	(332,192)	$ (10,779,515)	(1,579,619)	$ (36,873,429)
Small Cap Equity Portfolio — Advisor
Sold	785,220	$ 24,447,674	2,865,149	$ 61,415,528
Issued as reinvestment of dividends	9,057	262,669	29,370	650,585
Redeemed	(2,864,732)	(89,073,916)	(17,726,725)	(370,465,102)
Net Decrease	(2,070,455)	$ (64,363,573)	(14,832,206)	$(308,398,989)
Small Cap Equity Portfolio — Institutional
Sold	5,942,030	$ 200,559,006	19,808,990	$ 414,797,518
Issued as reinvestment of dividends	12,905	396,308	66,868	1,528,106
Redeemed	(16,237,866)	(537,623,638)	(36,951,403)	(830,976,972)
Net Decrease	(10,282,931)	$(336,668,324)	(17,075,545)	$(414,651,348)
Equity Income Portfolio
Sold	9,445	$ 138,380	573,383	$ 6,849,468
Issued as reinvestment of dividends	834	11,627	2,550	28,960
Redeemed	(134,404)	(1,821,727)	(969,738)	(11,315,443)
Net Decrease	(124,125)	$ (1,671,720)	(393,805)	$ (4,437,015)
Secured Options Portfolio — Advisor
Sold	548,250	$ 7,237,619	1,628,661	$ 19,275,364
Issued as reinvestment of dividends	—	—	1,509,519	18,536,927
Redeemed	(2,129,349)	(27,665,852)	(15,576,933)	(170,266,139)
Net Decrease	(1,581,099)	$ (20,428,233)	(12,438,753)	$(132,453,848)
Secured Options Portfolio — Institutional
Sold	1,655,451	$ 22,013,063	9,628,347	$ 109,212,855
Issued as reinvestment of dividends	—	—	1,204,044	14,881,983
Redeemed	(9,018,264)	(116,093,784)	(12,015,486)	(132,800,151)
Net Decrease	(7,362,813)	$ (94,080,721)	(1,183,095)	$ (8,705,313)
Global Secured Options Portfolio[1]
Sold	666,221	$ 3,441,741	1,931,686	$ 8,794,981
Issued as reinvestment of dividends	12,133	60,299	395	1,977
Redeemed	(57,078)	(294,744)	(185,161)	(843,181)
Net Increase	621,276	$ 3,207,296	1,746,920	$ 7,953,777
168

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio
Sold	3,190,010	$ 36,322,045	6,379,234	$ 73,933,974
Issued as reinvestment of dividends	626,750	7,205,820	165,629	1,905,937
Redeemed	(3,024,593)	(34,370,630)	(13,948,961)	(161,306,718)
Net Increase (Decrease)	792,167	$ 9,157,235	(7,404,098)	$ (85,466,807)
Short Term Tax Aware Fixed Income Portfolio
Sold	1,152,833	$ 11,711,259	4,531,171	$ 45,802,969
Issued as reinvestment of dividends	3,436	34,892	7,353	74,252
Redeemed	(1,273,682)	(12,933,233)	(4,327,300)	(43,659,011)
Net Increase (Decrease)	(117,413)	$ (1,187,082)	211,224	$ 2,218,210
High Yield Municipal Portfolio
Sold	4,057,048	$ 44,495,652	4,360,207	$ 46,092,528
Issued as reinvestment of dividends	7,475	81,295	12,476	132,118
Redeemed	(1,063,051)	(11,623,333)	(2,392,062)	(25,142,682)
Net Increase	3,001,472	$ 32,953,614	1,980,621	$ 21,081,964

[1]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
As of April 30, 2021, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio or class of a Portfolio as of April 30, 2021. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	2	39
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	3	79
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	68
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	6	93
Quantitative U.S. Large Cap Value Equity Portfolio	4	92
Quantitative U.S. Small Cap Equity Portfolio	1	99
Responsible ESG U.S. Equity Portfolio	4	29
Women in Leadership U.S. Equity Portfolio	6	48
Quantitative International Equity Portfolio	3	20
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	2	17
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	1	99
Quantitative U.S. Total Market Equity Portfolio	2	48
Small Cap Equity Portfolio (Advisor Class)	3	56
Small Cap Equity Portfolio (Institutional Class)	4	92
Equity Income Portfolio	3	22
Secured Options Portfolio (Advisor Class)	4	61
Secured Options Portfolio (Institutional Class)	4	94
Global Secured Options Portfolio	2	100
Short Term Tax Aware Fixed Income Portfolio	3	23
169

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Notes to Financial Statements (Unaudited) — (Continued)
6.  Lending of Portfolio Securities
As of April 30, 2021, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Value Equity Portfolio	$ 12,522	$ —	12,815	0.56
Quantitative U.S. Small Cap Equity Portfolio	24,998	—	25,677	1.67
Quantitative International Equity Portfolio	9,339,089	5,831,795	3,867,880	16.75
Women in Leadership U.S. Equity Portfolio	633,842	649,838	—	2.12
Quantitative U.S. Long/Short Equity Portfolio	2,958,022	—	3,083,773	2.45
Quantitative U.S. Total Market Equity Portfolio	1,229,511	—	1,296,544	2.70
Small Cap Equity Portfolio	22,097,793	3,028,712	19,787,416	1.53
Core Fixed Income Portfolio	6,751,056	6,900,750	—	1.56
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of April 30, 2021 for the Women in Leadership U.S. Equity Portfolio and Core Fixed Income Portfolio were collateralized by cash; for the Quantitative International Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; for the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio were collateralized by U.S. Treasuries; all of which have a contractual maturity of overnight and continuous.
7.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Portfolios, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, expiring on November 4, 2021, if not renewed, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2021 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2021, were as follows:
	Amount Outstanding at April 30, 2021	Average Borrowings*	Days Outstanding*	Average Rate	Maxium Borrowings*
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$ 4,588,235	17	1.45%	$25,000,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	12,819,444	36	1.45%	83,000,000
Quantitative International Equity Portfolio	—	1,000,000	12	1.45%	1,000,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,666,667	15	1.45%	6,000,000
Quantitative U.S. Total Market Equity Portfolio	—	1,000,000	2	1.45%	1,000,000
Small Cap Equity Portfolio	—	12,000,000	4	1.45%	12,000,000
Short Term Tax Aware Fixed Income Portfolio	—	1,000,000	2	1.45%	1,000,000

* For the six months ended April 30, 2021, based on the number of days borrowings were outstanding. Days Oustanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
8.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to
170

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Notes to Financial Statements (Unaudited) — (Concluded)
the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the requirements, and the impact, if any, is reflected within the Funds’ financial statements. In October 2020, ASU 2017-08 was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact of applying ASU 2020-08.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Portfolio will use derivatives, may adversely affect a Portfolio’s performance and may increase costs related to a Portfolio’s use of derivatives.
The London Interbank Offered Rate ("LIBOR") is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. On March 5, 2021, LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate and Secured Overnight Financing Rate. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability. This may affect the value or liquidity or return on certain investments of a Portfolio and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., EURIBOR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform. In addition, the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2021 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
171

The Glenmede Portfolios

Statement Of Assets And Liabilities April 30, 2021 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 308,000,102
Cash	20,696,460
Receivable for fund shares sold	321,000
Interest receivable	3,854,501
Prepaid expenses	8,274
Total assets	332,880,337
Liabilities:
Payable for when-issued securities purchased	1,244,130
Payable for fund shares redeemed	51,313
Payable for Trustees’ fees	10,321
Payable for Shareholder Servicing fees	40,726
Accrued expenses	64,137
Total liabilities	1,410,627
Net Assets	$331,469,710
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 29,342
Paid-in capital in excess of par value	319,421,018
Total distributable earnings	12,019,350
Total Net Assets	$331,469,710
Shares Outstanding	29,341,619
Net Asset Value Per Share	$ 11.30
[1] Investments at cost	$297,373,042
See Notes to Financial Statements.
172

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Six Months Ended April 30, 2021 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$2,933,948
Total investment income	2,933,948
Expenses:
Administration, transfer agent and custody fees	78,831
Professional fees	30,083
Shareholder report expenses	8,579
Shareholder servicing fees	242,298
Trustees’ fees and expenses	20,826
Registration and filing fees	5,875
Other expenses	13,852
Total expenses	400,344
Net investment income	2,533,604
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	965,646
Net change in unrealized loss of:
Investments	(628,429)
Net realized and unrealized gain	337,217
Net increase in net assets resulting from operations	$2,870,821
See Notes to Financial Statements.
173

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2021 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,533,604
Net realized gain on:
Investment transactions	965,646
Net change in unrealized loss of:
Investments	(628,429)
Net increase in net assets resulting from operations	2,870,821
Distributions from earnings	(6,019,905)
Net increase in net assets from capital share transactions (See note 4)	12,679,719
Net increase in net assets	9,530,635
NET ASSETS:
Beginning of period	321,939,075
End of period	$331,469,710

For the Year Ended October 31, 2020
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,626,267
Net realized gain on:
Investment transactions	3,469,398
Net change in unrealized gain of:
Investments	1,937,819
Net increase in net assets resulting from operations	11,033,484
Distributions from earnings	(6,748,049)
Net increase in net assets from capital share transactions (See note 4)	6,334,307
Net increase in net assets	10,619,742
NET ASSETS:
Beginning of year	311,319,333
End of year	$321,939,075
See Notes to Financial Statements.
174

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2021[1,2]	For The Year Ended October 31,
		2020 [2]	2019 [2]	2018	2017	2016
Net asset value, beginning of period	$ 11.41	$ 11.25	$ 10.73	$ 11.01	$ 11.08	$ 10.98
Income from investment operations:
Net investment income	0.09	0.20	0.22	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.01	0.21	0.52	(0.28)	(0.04)	0.10
Total from investment operations	0.10	0.41	0.74	(0.08)	0.15	0.27
Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.22)	(0.20)	(0.18)	(0.17)
Net realized capital gains	(0.12)	(0.04)	—	—	(0.04)	—
Total distributions	(0.21)	(0.25)	(0.22)	(0.20)	(0.22)	(0.17)
Net asset value, end of period	$ 11.30	$ 11.41	$ 11.25	$ 10.73	$ 11.01	$ 11.08
Total return	0.91% [3]	3.64%	6.90%	(0.73)%	1.38%	2.45%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$331,470	$321,939	$311,319	$289,401	$303,982	$331,243
Ratio of operating expenses to average net assets	0.25% [4]	0.25%	0.24%	0.23%	0.23%	0.25%
Ratio of net investment income to average net assets	1.57% [4]	1.80%	1.94%	1.86%	1.70%	1.53%
Portfolio turnover rate	19%	35%	34%	31%	19%	34%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
See Notes to Financial Statements.
175

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 92.9%
	Alabama — 1.4%
$2,500,000	Alabama State, Public School and College Authority, Revenue Bonds, Refunding , Series A, 5.000% due 11/1/31	$ 3,381,695
1,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds, 4.000% due 11/1/51[1]	1,187,303
		4,568,998
	Alaska — 1.4%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,728,661
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,805,071
		4,533,732
	Arizona — 0.7%
2,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,381,309
	California — 1.0%
1,500,000	California State, General Obligation Unlimited, 5.000% due 3/1/34	1,966,763
1,000,000	California State, General Obligation Unlimited, Refunding, 5.000% due 9/1/27[2]	1,244,801
		3,211,564
	Colorado — 1.2%
1,865,000	Colorado State, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	2,064,392
1,425,000	E-470 Public Highway Authority, Revenue Bonds. Series A, 5.000% due 9/1/28	1,822,394
		3,886,786
	Connecticut — 2.6%
1,890,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	2,072,267
2,000,000	State of Connecticut, General Obligation Unlimited, Series C, 4.000% due 6/1/28	2,417,193
	State of Connecticut, Special Tax Obligation Bonds, Revenue Bonds, Series A:
2,000,000	5.000% due 5/1/31	2,638,713
1,250,000	5.000% due 5/1/32	1,640,691
		8,768,864
	Delaware — 1.2%
1,000,000	Delaware River and Bay Authority, DE, Consisting, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,115,550
2,640,000	Delaware State, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,036,149
		4,151,699
	District Of Columbia — 1.9%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,212,299
	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B:
1,000,000	5.000% due 10/1/23	1,114,993
1,570,000	5.000% due 10/1/28	2,037,231
		6,364,523
See Notes to Financial Statements.
176

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — 8.4%
$1,000,000	Central Florida, Expressway Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 7/1/30	$ 1,337,883
2,820,000	Central Florida, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,439,115
2,765,000	Florida State, Department of Environmental Protection, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	2,921,803
	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A:
2,500,000	5.000% due 10/1/27	3,152,761
1,340,000	5.000% due 10/1/28	1,639,928
1,130,000	JEA Electric System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/27	1,260,828
2,750,000	Lakeland, FL, Energy System Revenue Bonds, Refunding, 5.000% due 10/1/25	3,293,186
3,000,000	Lee County, FL, School Board, Certificate of Participation, Series A, 5.000% due 8/1/28	3,829,973
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,139,349
1,000,000	Orlando Utilities Commission, Revenue Bonds, Series B, 1.250% due 10/1/46[1]	1,012,653
2,000,000	Pasco County, FL, School Board, Certificate Participation, Series C, (AGMC Insured), 5.000% due 8/1/33	2,596,717
1,025,000	School District of Broward County, FL, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,246,545
		27,870,741
	Georgia — 0.5%
1,250,000	City of Atlanta, GA Airport, Revenue Bond, Refunding, Series A, 5.000% due 7/1/28	1,612,980
	Illinois — 6.5%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,941,525
2,000,000	5.000% due 1/1/32	2,306,901
	County of Cook, IL, General Obligation Unlimited, Refunding, Series A:
1,000,000	5.000% due 11/15/25	1,192,828
1,360,000	5.000% due 11/15/26	1,668,387
3,500,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/28	4,424,786
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,667,907
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,379,544
		21,581,878
	Indiana — 1.1%
2,340,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Series B, 1.750% due 11/15/31[1]	2,358,560
1,025,000	Indiana Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,187,704
		3,546,264
	Iowa — 0.3%
1,135,000	State of Iowa, Finance Authority, Variable Refunding Health facilities, Revenue Bonds, Series-B1, 0.040% due 2/15/39[1]	1,135,000
	Kansas — 2.3%
	Kansas State, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,265,843
2,750,000	5.000% due 9/1/24	2,924,888
See Notes to Financial Statements.
177

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
	Wyandotte County-Kansas City Unified Government, General Obligation Unlimited, Series A, (AGMC Insured):
$1,000,000	4.000% due 8/1/24	$ 1,115,857
2,120,000	4.000% due 8/1/25	2,430,142
		7,736,730
	Kentucky — 3.0%
2,315,000	Jefferson County, KY, School District Finance Corp. School Building, Revenue Bonds, Series A, 4.000% due 6/1/29	2,777,670
2,000,000	Kentucky Infrastructure Authority, Revenue Bonds, Series A, 5.000% due 2/1/28	2,072,788
	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding:
2,000,000	4.000% due 8/1/21	2,005,771
1,000,000	5.000% due 5/1/33	1,249,953
1,500,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 11/1/27	1,890,077
		9,996,259
	Louisiana — 1.3%
3,905,000	State of Louisiana Gasoline and Fuels Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 5/1/43	4,283,149
	Maine — 1.0%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,193,703
1,985,000	5.000% due 9/1/22	2,113,481
		3,307,184
	Maryland — 2.6%
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,615,968
2,000,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	2,544,059
1,240,000	Montgomery County, MD, General Obligation, Consolidated Public Improvement, Refunding, 4.000% due 11/1/28	1,491,617
		8,651,644
	Massachusetts — 0.9%
2,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	3,114,211
	Michigan — 4.9%
1,045,000	Brighton Area School District, General Obligation, Series A, (QSBLF Insured), 5.000% due 5/1/28	1,343,317
1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,157,026
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,188,907
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,100,000
2,275,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.500% due 12/1/26	2,728,105
1,000,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	1,044,742
2,415,000	Michigan State, Housing Development Authority, Revenue Bonds, Series B, 3.500% due 6/1/47	2,577,111
		16,139,208
See Notes to Financial Statements.
178

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — 2.7%
$3,275,000	Minnesota State, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	$ 3,495,206
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Revenue Bonds, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,599,299
		9,094,505
	Missouri — 1.5%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,323,788
2,395,000	Missouri State, MO, Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	2,647,486
		4,971,274
	Nevada — 0.4%
1,000,000	Clark County School District, Nevada General Obligation,Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,212,366
	New Jersey — 0.5%
1,375,000	New Jersey, NJ, Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,696,766
	New Mexico — 0.7%
1,125,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	1,240,818
1,050,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	1,149,964
		2,390,782
	New York — 6.5%
1,000,000	City of New York, NY, General Obligation Unlimited, Class C, 5.000% due 8/1/23	1,106,663
1,250,000	City of New York, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,601,848
1,865,000	City of New York, NY, General Obligation Unlimited, REMK Series L, 5.000% due 4/1/33	2,477,927
1,000,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, Refunding, (AGMC Insured), 0.001% due 11/1/32[1]	999,922
2,000,000	New York City, NY, Municipal Water Finanace Authority, Water and Sewer System, Second General resolution Revenue Bonds, Series AA-2, 5.000% due 6/15/30	2,689,663
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,044,128
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,727,520
	New York State Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Series K:
1,000,000	5.000% due 1/1/31	1,157,773
1,200,000	5.000% due 1/1/32	1,388,383
2,440,000	New York State, NY, Dormitory Authority, Personal Income Tax, Revenue Bonds, Series E, 4.000% due 3/15/28	2,798,104
	Triborough Bridge and Tunnel Authority, Revenue Bonds, Series C:
1,070,000	4.000% due 11/15/27	1,292,259
1,000,000	5.000% due 11/15/29	1,235,874
		21,520,064
See Notes to Financial Statements.
179

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — 2.7%
$1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	$ 1,326,577
	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding:
775,000	5.000% due 10/1/21	789,883
2,320,000	5.000% due 10/1/22	2,472,779
600,000	5.000% due 10/1/23	667,157
2,940,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/27	3,592,532
		8,848,928
	Ohio — 5.5%
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,533,588
1,010,000	Ohio State, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System, Series A, 5.000% due 1/1/27	1,256,486
1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,802,013
2,440,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	2,655,723
1,000,000	Ohio State, Mental Health Facilities , Revenue Bonds, 5.000% due 6/1/26	1,221,118
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,019,873
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,387,027
4,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	5,287,593
		18,163,421
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,284,281
	Pennsylvania — 5.2%
1,950,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	2,486,671
1,000,000	City of Philadelphia, PA, Pennsylvania, General Obligation, Series A, 5.000% due 8/1/26	1,223,005
1,000,000	City of Philadelphia, PA, Pennsylvania, General Obligation, Series B, 5.000% due 2/1/28	1,265,892
1,500,000	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,795,814
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	3,257,629
2,185,000	Pennsylvania State Public School Building Authority, Revenue Bonds, 5.000% due 5/1/23	2,387,395
2,500,000	Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, 5.000% due 12/1/22	2,692,736
1,850,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,999,412
		17,108,554
	Rhode Island — 0.3%
1,020,000	Rhode Island State, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	1,068,313
See Notes to Financial Statements.
180

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — 0.3%
$1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	$ 1,059,145
	Texas — 12.6%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,205,677
2,000,000	Cities of Dallas and Fort Worth, TX, International Airport Joint Revenue, Revenue Bonds, Series A, 5.000% due 11/1/31	2,662,864
2,000,000	City of Temple TX Utility System Revenue, Water Revenue, Revenue Bonds, 5.000% due 8/1/29	2,627,661
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,613,444
	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	2,199,363
1,000,000	5.000% due 10/1/27	1,182,624
3,000,000	Harris County, TX, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,822,771
	Harris County, TX, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,500,502
3,000,000	5.000% due 8/15/25	3,581,758
	Lower Colorado River Authority, Revenue Bonds, Refunding:
1,125,000	5.000% due 5/15/25	1,322,523
1,000,000	5.000% due 5/15/29	1,295,831
1,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,241,114
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,634,243
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,156,194
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,180,364
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,426,544
		41,653,477
	Vermont — 0.6%
1,920,000	Vermon State, Educational and Health Buildings Financing Agency, Revenue Bonds, 0.040% due 7/1/39[1]	1,920,000
	Virginia — 1.0%
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,303,189
	Washington — 5.2%
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	4,061,563
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,394,168
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,037,230
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,165,020
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,640,477
		17,298,458
See Notes to Financial Statements.
181

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 1.2%
$2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	$ 2,636,110
1,000,000	Wisconsin State, Revenue Bonds, Series A, 5.000% due 5/1/28	1,250,919
		3,887,029
	Wyoming — 1.1%
3,365,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	3,676,827
	TOTAL MUNICIPAL BONDS (Cost $297,373,042)	308,000,102
TOTAL INVESTMENTS (Cost $297,373,042)	92.9%	$308,000,102
OTHER ASSETS IN EXCESS OF LIABILITIES	7.1	23,469,608
NET ASSETS	100.0%	$331,469,710

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2021.
[2]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
182

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2021 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2021, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	12.6%	$ 41,653,477
Florida	8.4	27,870,741
Illinois	6.5	21,581,878
New York	6.5	21,520,064
Ohio	5.5	18,163,421
Washington	5.2	17,298,458
Pennsylvania	5.2	17,108,554
Michigan	4.9	16,139,208
Kentucky	3.0	9,996,259
Minnesota	2.7	9,094,505
North Carolina	2.7	8,848,928
Connecticut	2.6	8,768,864
Maryland	2.6	8,651,644
Kansas	2.3	7,736,730
District of Columbia	1.9	6,364,523
Missouri	1.5	4,971,274
Alabama	1.4	4,568,998
Alaska	1.4	4,533,732
Louisiana	1.3	4,283,149
Delaware	1.2	4,151,699
Wisconsin	1.2	3,887,029
Colorado	1.2	3,886,786
Wyoming	1.1	3,676,827
Indiana	1.1	3,546,264
Maine	1.0	3,307,184
Virginia	1.0	3,303,189
California	1.0	3,211,564
Massachusetts	0.9	3,114,211
New Mexico	0.7	2,390,782
Arizona	0.7	2,381,309
Oklahoma	0.7	2,284,281
Vermont	0.6	1,920,000
New Jersey	0.5	1,696,766
Georgia	0.5	1,612,980
Nevada	0.4	1,212,366
Iowa	0.3	1,135,000
Rhode Island	0.3	1,068,313
South Carolina	0.3	1,059,145
TOTAL MUNICIPAL BONDS	92.9%	$308,000,102
TOTAL INVESTMENTS	92.9%	$308,000,102
See Notes to Financial Statements.
183

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2021, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at April 30, 2021.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio. The ultimate impact of COVID-19 on the financial performance of the Portfolio’s investments is not reasonably estimable at this time.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
184

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service.
As of October 31, 2020, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
Muni Intermediate Portfolio	$444,431	$927,749	$2,540,765	$11,255,489	$15,168,434
For the fiscal year ended October 31, 2020, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2020, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$5,680,505	$465,124	$602,420
As of April 30, 2021, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$297,373,042	$10,844,816	$217,756	$10,627,060
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
185

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2021 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$60,420,399	$57,590,522
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	2,759,582	$ 31,281,114	6,830,268	$ 77,223,336
Issued as reinvestment of dividends	304,684	3,458,157	97,052	1,085,249
Redeemed	(1,944,641)	(22,059,552)	(6,381,963)	(71,974,278)
Net Increase	1,119,625	$ 12,679,719	545,357	$ 6,334,307
As of April 30, 2021, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2021.
5.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Fund, Inc., acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, expiring on November 4, 2021, if not renewed. Borrowings under the lines of credit bear interest rates determined at the
186

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2021 is identified as Interest expense on the accompanying Statement of Operations.
The Muni Intermediate Portfolio did not have any borrowings during the six months ended April 30, 2021.
6.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the requirements, and the impact, if any, is reflected within the Funds’ financial statements. In October 2020, ASU 2017-08 was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact of applying ASU 2020-08.
7.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2021 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
187

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
188

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, Pennsylvania 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
Capital International, Inc.
11100 Santa Monica Boulevard
Los Angeles, California 90025

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Kent E. Weaver

Kent E. Weaver President (Principal Executive Officer)

Date	June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	June 30, 2021

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)

Date	June 30, 2021